United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

ITEM 1. SCHEDULES OF INVESTMENTS.


AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

                                                                         SHARES         VALUE
                                                                       ----------     -----------
                                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 59.27%
CONSUMER DISCRETIONARY - 4.73%
  AUTO COMPONENTS - 0.19%
   Magna International, Incorporated ............................          22,000     $     1,628
                                                                                      -----------
                                                                                            1,628
                                                                                      -----------
  HOTELS, RESTAURANTS & LEISURE - 0.92%
   Carnival Corporation .........................................          44,500           2,303
   Harrahs Entertainment, Incorporated ..........................          43,200           3,180
   McDonald's Corporation .......................................          24,600             861
   Yum Brands, Incorporated .....................................          30,000           1,484
                                                                                      -----------
                                                                                            7,828
                                                                                      -----------
  HOUSEHOLD DURABLES - 1.89%
   Centex Corporation ...........................................         100,700           7,189
   Fortune Brands, Incorporated .................................          25,800           1,934
   Koninklijke (Royal) Philips Electronics NV ...................          80,031           2,695
   Newell Rubbermaid, Incorporated # ............................          68,800           1,626
   Pulte Homes, Incorporated ....................................          63,400           2,530
                                                                                      -----------
                                                                                           15,974
                                                                                      -----------
  LEISURE EQUIPMENT & PRODUCTS - 0.49%
   Eastman Kodak Company # ......................................          98,000           2,460
   Mattel, Incorporated .........................................         101,600           1,676
                                                                                      -----------
                                                                                            4,136
                                                                                      -----------
  MEDIA - 0.38%
   The Interpublic Group of Companies, Incorporated * # .........         127,700           1,290
   The Walt Disney Company Limited ..............................          75,500           1,911
                                                                                      -----------
                                                                                            3,201
                                                                                      -----------
  MULTILINE RETAIL - 0.68%
   Federated Department Stores, Incorporated ....................          59,677           3,976
   Target Corporation ...........................................          33,100           1,812
                                                                                      -----------
                                                                                            5,788
                                                                                      -----------
  TEXTILES & APPAREL - 0.18%
   Liz Claiborne, Incorporated ..................................          43,400           1,507
                                                                                      -----------
                                                                                            1,507
                                                                                      -----------
  TOTAL CONSUMER DISCRETIONARY ..................................                          40,062
                                                                                      -----------
CONSUMER STAPLES - 5.02%
  BEVERAGES - 0.17%
   Anheuser-Busch Companies, Incorporated .......................          34,300           1,422
                                                                                      -----------
                                                                                            1,422
                                                                                      -----------
  FOOD & DRUG RETAILING - 0.63%
   Albertson's, Incorporated ....................................          86,000           2,163
   Safeway, Incorporated ........................................         136,000           3,188
                                                                                      -----------
                                                                                            5,351
                                                                                      -----------
  FOOD PRODUCTS - 1.64%
   ConAgra Foods, Incorporated ..................................         148,500           3,078
   General Mills, Incorporated ..................................          33,300           1,619
   Kraft Foods, Incorporated # ..................................         114,100           3,359
   Sara Lee Company .............................................         143,374           2,621
   Unilever plc, ADR # ..........................................          76,000           3,205
                                                                                      -----------
                                                                                           13,882
                                                                                      -----------
  TOBACCO - 2.58%
   Altria Group, Incorporated ...................................         138,000           9,983
   Gallaher Group plc, ADR ......................................          41,600           2,571
   Imperial Tobacco Group plc, ADR # ............................          94,800           5,640
   UST, Incorporated # ..........................................          94,500           3,680
                                                                                      -----------
                                                                                           21,874
                                                                                      -----------
  TOTAL CONSUMER STAPLES ........................................                          42,529
                                                                                      -----------
ENERGY - 5.51%
  DIVERSIFIED FINANCIALS - 0.22%
   Petro-Canada .................................................          40,200           1,927
                                                                                      -----------
                                                                                            1,927
                                                                                      -----------
  OIL & GAS - 5.29%
   Anadarko Petroleum Corporation ...............................          17,500           1,887
   BP plc, ADR ..................................................          60,480           4,373
   Chevron Corporation ..........................................         112,228           6,664
   ConocoPhillips ...............................................         241,676          15,636
   Devon Energy Corporation .....................................          88,000           6,003
   Kerr-McGee Corporation .......................................          20,476           2,260
   Occidental Petroleum Corporation .............................          81,900           8,003
                                                                                      -----------
                                                                                           44,826
                                                                                      -----------
  TOTAL ENERGY ..................................................                          46,753
                                                                                      -----------
FINANCIALS - 17.52%
  BANKS - 4.81%
   Bank of America Corporation ..................................         354,098          15,662
   Comerica, Incorporated .......................................          26,900           1,492
   KeyCorp ......................................................          92,800           3,284
   U.S. Bancorp .................................................         111,260           3,328
   UnionBanCal Corporation ......................................          11,700             785
   Wachovia Corporation .........................................          66,900           3,668
   Washington Mutual, Incorporated ..............................         190,900           8,079
   Wells Fargo & Company ........................................          71,600           4,465
                                                                                      -----------
                                                                                           40,763
                                                                                      -----------
  DIVERSIFIED FINANCIALS - 6.25%
   The Bear Stearns Companies, Incorporated .....................          26,300           3,326
   Capital One Financial Corporation ............................          46,000           3,832
   Citigroup, Incorporated ......................................         263,542          12,276
   Federal Home Loan Mortgage Corporation .......................          86,300           5,856
   Federal National Mortgage Association ........................          45,000           2,607
   The Goldman Sachs Group, Incorporated ........................          24,300           3,432
   JP Morgan Chase & Company ....................................         241,934           9,617
   Merrill Lynch & Company, Incorporated ........................          43,500           3,266
   Morgan Stanley Dean Witter & Company .........................          58,400           3,589

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)


                                                                         SHARES          VALUE
                                                                       ----------     -----------
                                                                         (DOLLARS IN THOUSANDS)
   SLM Corporation ..............................................          92,500     $     5,176
                                                                                      -----------
                                                                                           52,977
                                                                                      -----------
  INSURANCE - 6.02%
   Ace Limited ..................................................          73,700           4,035
   The Allstate Corporation .....................................         110,400           5,746
   American International Group, Incorporated ...................          33,600           2,199
   AON Corporation ..............................................          46,800           1,602
   Assurant, Incorporated .......................................          37,000           1,699
   Conseco, Incorporated * # ....................................          71,400           1,740
   Genworth Financial, Incorporated .............................         121,100           3,967
   The Hartford Financial Services Group, Incorporated ..........          18,500           1,521
   Loews Corporation ............................................          30,600           3,020
   MetLife, Incorporated ........................................         166,980           8,376
   MGIC Investments Corporation .................................          42,600           2,812
   Prudential Financial, Incorporated ...........................          37,000           2,788
   The St. Paul Travelers Companies, Incorporated ...............         184,100           8,355
   XL Capital Limited ...........................................          47,300           3,200
                                                                                      -----------
                                                                                           51,060
                                                                                      -----------
  REAL ESTATE - 0.44%
   Equity Office Properties Trust ...............................          53,600           1,705
   The St. Joe Company # ........................................          32,700           2,075
                                                                                      -----------
                                                                                            3,780
                                                                                      -----------
  TOTAL FINANCIALS ..............................................                         148,580
                                                                                      -----------
HEALTH CARE - 4.72%
  HEALTH CARE EQUIPMENT & SUPPLIES - 0.38%
   Baxter International, Incorporated ...........................          88,200           3,250
                                                                                      -----------
                                                                                            3,250
                                                                                      -----------
  HEALTH CARE PROVIDERS & SERVICES - 1.35%
   Cigna Corporation ............................................          29,200           3,551
   HCA, Incorporated ............................................          59,200           2,905
   Tenet Healthcare Corporation * ...............................         157,600           1,146
   WellPoint, Incorporated * ....................................          50,300           3,863
                                                                                      -----------
                                                                                           11,465
                                                                                      -----------
  PHARMACEUTICALS - 2.99%
   Bristol-Myers Squibb Company .................................         286,800           6,536
   Merck & Company, Incorporated ................................         146,900           5,068
   Pfizer, Incorporated .........................................         314,100           8,066
   Schering-Plough Corporation ..................................         164,000           3,141
   Wyeth ........................................................          54,100           2,502
                                                                                      -----------
                                                                                           25,313
                                                                                      -----------
  TOTAL HEALTH CARE .............................................                          40,028
                                                                                      -----------
INDUSTRIALS - 7.96%
  AEROSPACE & DEFENSE - 2.05%
   The Boeing Company ...........................................          59,400           4,058
   Lockheed Martin Corporation ..................................          65,300           4,417
   Northrop Grumman Corporation .................................          28,900           1,796
   Raytheon Company .............................................         109,100           4,470
   United Technologies Corporation ..............................          45,400           2,650
                                                                                      -----------
                                                                                           17,391
                                                                                      -----------
  AIR FREIGHT & COURIERS - 0.07%
   FedEx Corporation ............................................           5,900             597
                                                                                      -----------
                                                                                              597
                                                                                      -----------
  COMMERCIAL SERVICES & SUPPLIES - 0.71%
   Cendant Corporation ..........................................         199,800           3,345
   PHH Corporation * # ..........................................           6,675             192
   Waste Management, Incorporated ...............................          77,407           2,444
                                                                                      -----------
                                                                                            5,981
                                                                                      -----------
  ELECTRICAL EQUIPMENT - 0.52%
   Emerson Electrical Company ...................................          56,900           4,407
                                                                                      -----------
                                                                                            4,407
                                                                                      -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.38%
   American Power Conversion Corporation ........................         136,700           3,240
                                                                                      -----------
                                                                                            3,240
                                                                                      -----------
  INDUSTRIAL CONGLOMERATES - 2.30%
   General Electric Company .....................................          77,500           2,538
   Honeywell International, Incorporated ........................          78,800           3,028
   Textron, Incorporated ........................................          41,800           3,530
   Tyco International Limited ...................................         397,901          10,365
                                                                                      -----------
                                                                                           19,461
                                                                                      -----------
  MACHINERY - 0.77%
   Caterpillar, Incorporated ....................................          52,800           3,585
   ITT Industries, Incorporated .................................          28,400           2,911
                                                                                      -----------
                                                                                            6,496
                                                                                      -----------
  ROAD & RAIL - 0.65%
   CSX Corporation ..............................................         103,300           5,530
                                                                                      -----------
                                                                                            5,530
                                                                                      -----------
  TRANSPORTATION INFRASTRUCTURE - 0.51%
   Burlington Northern Santa Fe Corporation .....................          54,400           4,358
                                                                                      -----------
                                                                                            4,358
                                                                                      -----------
  TOTAL INDUSTRIALS .............................................                          67,461
                                                                                      -----------
INFORMATION TECHNOLOGY - 4.76%
  COMMUNICATIONS EQUIPMENT - 0.70%
   Nokia Corporation, ADR .......................................         321,600           5,911
                                                                                      -----------
                                                                                            5,911
                                                                                      -----------
  COMPUTERS & PERIPHERALS - 1.34%
   Hewlett-Packard Company ......................................         186,900           5,828
   International Business Machines Corporation ..................          67,700           5,504
                                                                                      -----------
                                                                                           11,332
                                                                                      -----------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)


                                                                        SHARES           VALUE
                                                                       ----------     -----------
                                                                        (DOLLARS IN THOUSANDS)
  IT CONSULTING & SERVICES - 1.28%
   Computer Sciences Corporation * ..............................          39,700     $     2,013
   Electronic Data Systems Corporation ..........................         352,100           8,869
                                                                                      -----------
                                                                                           10,882
                                                                                      -----------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.18%
   Intel Corporation ............................................          71,900           1,529
                                                                                      -----------
                                                                                            1,529
                                                                                      -----------
  SOFTWARE - 1.26%
   Computer Associates International,
      Incorporated ..............................................         266,903           7,287
   Microsoft Corporation ........................................         120,300           3,386
                                                                                      -----------
                                                                                           10,673
                                                                                      -----------
  TOTAL INFORMATION TECHNOLOGY ..................................                          40,327
                                                                                      -----------
MATERIALS - 3.70%
  CHEMICALS - 1.83%
   Air Products & Chemicals, Incorporated .......................          26,300           1,623
   Dow Chemical Company .........................................          21,800             922
   E. I. du Pont de Nemours & Company ...........................          58,800           2,302
   Eastman Chemical Company .....................................          30,000           1,446
   Hercules, Incorporated * .....................................          63,600             745
   Lyondell Chemical Company ....................................         132,500           3,181
   The Mosaic Company * # .......................................         224,700           3,474
   PPG Industries, Incorporated .................................          30,400           1,809
                                                                                      -----------
                                                                                           15,502
                                                                                      -----------
  METALS & MINING - 1.20%
   Alcan, Incorporated ..........................................          53,200           2,596
   Alcoa, Incorporated ..........................................         240,496           7,575
                                                                                      -----------
                                                                                           10,171
                                                                                      -----------
  PAPER & FOREST PRODUCTS - 0.67%
   International Paper Company ..................................          40,800           1,331
   Sappi Limited, ADR # .........................................         166,900           2,183
   Weyerhaeuser Company .........................................          31,900           2,226
                                                                                      -----------
                                                                                            5,740
                                                                                      -----------
  TOTAL MATERIALS ...............................................                          31,413
                                                                                      -----------
TELECOMMUNICATION SERVICES - 1.38%
  DIVERSIFIED TELECOMMUNICATION - 1.38%
   Alltel Corporation ...........................................          12,700             762
   AT&T Incorporated ............................................          97,000           2,517
   BellSouth Corporation ........................................          52,000           1,496
   Verizon Communications, Incorporated .........................         218,628           6,922
                                                                                      -----------
                                                                                           11,697
                                                                                      -----------
  TOTAL TELECOMMUNICATION SERVICES ..............................                          11,697
                                                                                      -----------
UTILITIES - 3.97%
  ELECTRIC UTILITIES - 3.38%
   American Electric Power Company,
      Incorporated ..............................................         116,200           4,337
   CenterPoint Energy, Incorporated # ...........................         132,600           1,695
   DTE Energy Company ...........................................          48,900           2,063
   Entergy Corporation ..........................................          74,500           5,178
   Exelon Corporation ...........................................          78,300           4,496
   FirstEnergy Corporation ......................................          16,700             837
   FPL Group, Incorporated ......................................         113,500           4,743
   Public Service Enterprise Group,
      Incorporated ..............................................          75,800           5,277
                                                                                      -----------
                                                                                           28,626
                                                                                      -----------
  MULTI-UTILITIES - 0.59%
   Duke Energy Corporation ......................................         176,500           5,004
                                                                                      -----------
                                                                                            5,004
                                                                                      -----------
  TOTAL UTILITIES ...............................................                          33,630
                                                                                      -----------
  TOTAL COMMON STOCKS ...........................................                         502,480
                                                                                      -----------


                                                                         PAR
                                                                        AMOUNT           VALUE
                                                                      ----------      -----------
                                                                         (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 7.73%
  BANKS - 0.74%
   Banco Popular North America, Incorporated,
       4.25%, Due 4/1/2008 ......................................     $       500             490
   Bank One Corporation,
       4.90%, Due 4/30/2015 .....................................             300             289
       5.90%, Due 11/15/2011 ....................................             700             723
   Capital One Bank,
       4.80%, Due 2/21/2012 .....................................             465             449
       5.125%, Due 2/15/2014 ....................................             450             440
       6.70%, Due 5/15/2008 .....................................             450             464
       6.875%, Due 2/1/2006 .....................................             800             800
   Credit Suisse First Boston,
       6.50%, Due 5/1/2008 ** ...................................             750             771
   Fleet Norstar Financial Group, Incorporated,
       8.625%, Due 1/15/2007 ....................................             600             619
   ING Bank, NV,
       5.125%, Due 5/1/2015 ** ..................................             450             444
   Synovus Financial Corporation,
       4.875%, Due 2/15/2013 ....................................             300             292
   Washington Mutual Financial Corporation,
       6.875%, Due 5/15/2011 ....................................             425             459
                                                                                      -----------
                                                                                            6,240
                                                                                      -----------
  FINANCE - 2.39%
   Aegon Funding Corporation,
       5.75%, Due 12/15/2020 ....................................             450             452
   AEGON, N.V.,
       8.00%, Due 8/15/2006 .....................................             300             305
   American General Finance Corporation,
       5.375%, Due 9/1/2009 # ...................................             840             843

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)


                                                                         PAR
                                                                        AMOUNT          VALUE
                                                                      -----------     -----------
                                                                         (DOLLARS IN THOUSANDS)

  American Honda Finance Corporation,
     4.875%, Due 5/15/2010 ......................................     $       500     $       493
  Ameriprise Financial, Incorporated,
     5.35%, Due 11/15/2010 ......................................             625             628
  The Bear Stearns Companies, Incorporated,
     2.875%, Due 7/2/2008 .......................................             800             761
  The Chubb Corporation,
     4.934%, Due 11/16/2007 .....................................             775             773
  EOP Operating Limited Partnership,
     4.75%, Due 3/15/2014 .......................................             350             330
  Equity Residential,
     5.125%, Due 3/15/2016 ......................................             385             374
  General Electric Capital Corporation,
     4.375%, Due 3/3/2012 .......................................             865             832
  The Goldman Sachs Group, Incorporated,
     4.75%, Due 7/15/2013 .......................................             400             384
  Household Finance Corporation,
     5.75%, Due 1/30/2007 .......................................           1,500           1,510
  HSBC Finance Corporation,
     4.75%, Due 4/15/2010 # .....................................             470             462
     5.25%, Due 1/14/2011 .......................................             700             700
  Liberty Mutual Corporation,
     7.875%, Due 10/15/2026 # ** ................................           1,500           1,738
  Lincoln National Corporation,
     4.75%, Due 2/15/2014 .......................................             200             193
  Merrill Lynch & Company, Incorporated,
     4.25%, Due 2/8/2010 # ......................................             615             596
     6.00%, Due 2/17/2009 .......................................           1,000           1,027
  MetLife Global Funding I,
     3.375%, Due 10/5/2007 ** ...................................             650             632
  MetLife, Incorporated,
     5.00%, Due 6/15/2015 .......................................             385             376
  PNC Funding Corporation,
     4.20%, Due 3/10/2008 # .....................................             745             733
  ProLogis,
     7.10%, Due 4/15/2008 .......................................             470             489
  Prudential Financial, Incorporated,
     3.75%, Due 5/1/2008 ........................................             335             326
     4.50%, Due 7/15/2013 # .....................................             400             381
     5.10%, Due 9/20/2014 .......................................             410             405
  Simon Property Group LP,
     5.375%, Due 6/1/2011 ** ....................................             450             450
     6.375%, Due 11/15/2007 .....................................             400             408
  SLM Corporation,
     4.00%, Due 1/15/2009 - 1/15/2010 ...........................           2,015           1,947
     4.50%, Due 7/26/2010 # .....................................             520             505
  Washington Mutual, Incorporated,
     4.625%, Due 4/1/2014 .......................................             850             793
  WellPoint, Incorporated,
     5.00%, Due 12/15/2014 ......................................             430             418
                                                                                      -----------
                                                                                           20,264
                                                                                      -----------
INDUSTRIALS - 3.47%
  Amgen, Incorporated,
     4.00%, Due 11/18/2009 ......................................             415             401
  Anheuser-Busch Companies,
     6.50%, Due 1/1/2028 ........................................             872             966
  AT&T Broadband Corporation,
     8.375%, Due 3/15/2013 ......................................             848             971
  AT&T Wireless Services, Incorporated,
     8.125%, Due 5/1/2012 .......................................             550             632
     8.75%, Due 3/1/2031 ........................................             445             583
  Atlantic Richfield Company,
     8.50%, Due 4/1/2012 ........................................              90             106
     9.125%, Due 3/1/2011 .......................................             480             566
  BHP Finance (USA) Limited,
     4.80%, Due 4/15/2013 .......................................             300             293
  Bunge Limited Finance Corporation,
     7.80%, Due 10/15/2012 ......................................             400             451
  Carnival Corporation,
     3.75%, Due 11/15/2007 # ....................................             715             699
  Cendant Corporation,
     6.875%, Due 8/15/2006 ......................................             990             998
  CNF Transportation, Incorporated,
     8.875%, Due 5/1/2010 .......................................           1,850           2,057
  Comcast Corporation,
     5.30%, Due 1/15/2014 .......................................             710             689
     7.625%, Due 2/15/2008 ......................................             300             313
  Consolidated Natural Gas Company,
     6.875%, Due 10/15/2026 .....................................             695             768
  DaimlerChrysler Corporation,
     7.75%, Due 1/18/2011 # .....................................           1,000           1,089
  DaimlerChrysler North America,
     4.75%, Due 1/15/2008 .......................................             820             811
  Dell Computer Corporation,
     6.55%, Due 4/15/2008 .......................................             400             412
  Deutsche Telekom AG,
     8.50%, Due 6/15/2010 .......................................             380             421
  EOG Resources, Incorporated,
     4.75%, Due 3/15/2014 ** ....................................             425             409
  Hewlett-Packard Company,
     5.75%, Due 12/15/2006 ......................................             570             574
  International Lease Finance Corporation,
     6.375%, Due 3/15/2009 # ....................................           1,025           1,060
  John Deere Capital Corporation,
     3.375%, Due 10/1/2007 ......................................             650             633
     4.375%, Due 3/14/2008 ......................................             355             351
     4.40%, Due 7/15/2009 .......................................             275             269

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)


                                                                         PAR
                                                                        AMOUNT           VALUE
                                                                      -----------     -----------
                                                                         (DOLLARS IN THOUSANDS)
   Kinder Morgan Finance Company, ULC,
       5.70%, Due 1/5/2016 ** ...................................     $       450     $       450
   Lockheed Martin Corporation,
       7.20%, Due 5/1/2036 ......................................             700             834
   Marathon Oil Corporation,
       5.375%, Due 6/1/2007 .....................................             460             462
   Martin Marietta Material, Incorporated,
       6.90%, Due 8/15/2007 .....................................             200             205
   Motorola, Incorporated,
       8.00%, Due 11/1/2011 .....................................             580             661
   Nissan Motor Company Limited,
       4.625%, Due 3/8/2010 ** ..................................             410             399
   Northrop Grumman Corporation,
       4.079%, Due 11/16/2006 ...................................             850             844
   Pemex Project Funding Master Trust,
       8.50%, Due 2/15/2008 .....................................             425             451
   PHH Corporation,
       6.00%, Due 3/1/2008 ......................................             500             506
   Pulte Homes, Incorporated,
       4.875%, Due 7/15/2009 ....................................             300             294
   Schering-Plough Corporation,
       6.75%, Due 12/1/2033 .....................................             400             447
   Sprint Capital Corporation,
       6.00%, Due 1/15/2007 .....................................             800             807
       8.375%, Due 3/15/2012 ....................................             175             202
   Time Warner, Incorporated,
       6.75%, Due 4/15/2011 .....................................             450             472
   Unilever Capital Corporation,
       7.125%, Due 11/1/2010 ....................................           2,000           2,159
   Union Oil Company of California,
       7.90%, Due 4/18/2008 .....................................             100             105
   Union Pacific Corporation,
       6.50%, Due 4/15/2012 .....................................             450             480
   Univision Communications, Incorporated,
       3.875%, Due 10/15/2008 ...................................             555             532
   Verizon Wireless Capital, LLC,
       5.375%, Due 12/15/2006 ...................................             570             572
   Wal-Mart Stores, Incorporated,
       7.55%, Due 2/15/2030 .....................................             650             816
   WellPoint, Incorporated,
       3.75%, Due 12/14/2007 ....................................             380             371
   Weyerhaeuser Company,
       5.95%, Due 11/1/2008 .....................................             340             346
   Wyeth Corporation,
       5.50%, Due 2/1/2014 ......................................             465             468
                                                                                      -----------
                                                                                           29,405
                                                                                      -----------
TELEPHONE - 0.35%
   AT&T Incorporated,
       5.10%, Due 9/15/2014 .....................................             485             470
   AT&T Wireless Services, Incorporated,
       7.35%, Due 3/1/2006 ......................................             855             857
   Nextel Communications, Incorporated,
       6.875%, Due 10/31/2013 ...................................             615             645
   Telefonos de Mexico, S.A. de C.V.,
       5.50%, Due 1/27/2015 .....................................             500             488
   Verizon Global Funding Corporation,
       4.00%, Due 1/15/2008 .....................................             545             534

                                                                                      -----------
                                                                                            2,994
                                                                                      -----------

  FOREIGN - 0.25%
   America Movil S.A. de C.V.,
       6.375%, Due 3/1/2035 # ...................................           1,120           1,078
   France Telecom SA,
       7.75%, Due 3/1/2011 ......................................             550             610
   Telecom Italia S.p.A.,
       4.00%, Due 11/15/2008 ....................................             470             455
                                                                                      -----------
                                                                                            2,143
                                                                                      -----------

UTILITIES - 0.53%
  ELECTRIC/GAS - 0.53%
   Columbus Southern Power Company,
       5.50%, Due 3/1/2013 ......................................             335             337
   Florida Power & Light Company,
       5.65%, Due 2/1/2037 ......................................             355             352
   FPL Group, Incorporated,
       5.551%, Due 2/16/2008 ....................................             500             504
   Georgia Power Company,
       4.875%, Due 7/15/2007 # ..................................             450             449
   MidAmerican Energy Holdings Company,
       3.50%, Due 5/15/2008 .....................................             495             477
       5.875%, Due 10/1/2012 ....................................             405             414
   Public Service Enterprise Group, Incorporated,
       6.95%, Due 6/1/2012 # ....................................             800             862
   Southern Company Capital Funding, Incorporated,
       5.30%, Due 2/1/2007 # ....................................             425             424
   Xcel Energy, Incorporated,
       7.00%, Due 12/1/2010 .....................................             600             643
                                                                                      -----------
                                                                                            4,462
                                                                                      -----------
  TOTAL CORPORATE OBLIGATIONS ...................................                          65,508
                                                                                      -----------
COMMERCIAL MORTGAGE-BACKED
SECURITIES - 0.70%
  COMMERCIAL MORTGAGE-BACKED SECURITY - 0.70%
   Banc of America Commercial Mortgage, Incorporated,
       2003-2, 4.342%, Due 3/11/2041 ............................             560             545

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                         PAR
                                                                        AMOUNT          VALUE
                                                                      -----------     -----------
                                                                         (DOLLARS IN THOUSANDS)
   Banc of America Commercial Mortgage, Incorporated,
       2005-6, 5.00%, Due 9/10/2047 .............................     $       991     $       990
   Bear Stearns Commercial Mortgage Securities, Incorporated,
       2004-PWR5, 4.831%, Due 7/11/2042 .........................             870             847
       2005, 5.127%, Due 10/12/2042 .............................             630             629
   Citigroup Commercial Mortgage Trust,
       2004-C2, 4.38%, Due 10/15/2041 ...........................             760             729
   General Electric Capital Commercial Mortgage Corporation,
       2003-C2, 4.17%, Due 7/10/2037 ............................             430             420
   JP Morgan Chase Commercial Mortgage Securities Corp,
       2004-CBX, 4.529%, Due 11/12/2039 .........................             555             537
       4.655%, Due 8/15/2042 ....................................             424             420
   JP Morgan Chase Commercial Mortgage Securities Corporation,
       4.625%, Due 3/15/2046 ....................................             845             830
                                                                                      -----------
                                                                                            5,947
                                                                                      -----------
  TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES ...................                           5,947
                                                                                      -----------
NON-AGENCY MORTGAGE-BACKED
OBLIGATIONS - 0.85%
  WHOLE LOAN CMOS - 0.85%
   Banc of America Mortgage Securities,
       5.25%, Due 10/25/2019 ....................................           1,184           1,164
   Bear Stearns Adjustable Rate Mortgage Trust,
       2005-11, 4.758%, Due 12/25/2035 @ ........................             941             929
   Chase Mortgage Financial Trust,
       2004-S1, 5.50%, Due 2/25/2019 ............................              91              91
   Countrywide Alternative Loan Trust,
      Incorporated,
       2005-53T2, 6.00%, Due 11/25/2035 .........................           1,395           1,395
   Countrywide Home Loan, Incorporated,
       2005-HYB8, 5.414%, Due 12/20/2035 ........................           1,011           1,009
       2004-18, 6.00%, Due 10/25/2034 ...........................             514             515
   Prime Mortgage Trust,
       2005-2, 5.25%, Due 7/25/2020 .............................           2,100           2,084
                                                                                      -----------
                                                                                            7,187
                                                                                      -----------
  TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ..................                           7,187
                                                                                      -----------
ASSET-BACKED SECURITIES - 0.42%
  AUTO LOAN - 0.14%
   Household Automotive Trust,
       2004-1, 3.30%, Due 5/18/2009 .............................           1,205           1,194
                                                                                      -----------
                                                                                            1,194
                                                                                      -----------
  OTHER ASSET-BACKED - 0.28%
   CarMax Auto Owner Trust,
       2005-3, 4.91%, Due 1/18/2011 .............................           1,000             998

   TXU Electric Delivery Transition, LLC,
       2004-1, 4.81%, Due 11/15/2012 ............................             390             385
   Volkswagen Auto Loan Enhanced Trust,
       2005-1, 4.86%, Due 4/20/2012 .............................           1,000             998
                                                                                      -----------
                                                                                            2,381
                                                                                      -----------
  TOTAL ASSET-BACKED SECURITIES .................................                           3,575
                                                                                      -----------
U.S. AGENCY MORTGAGE-BACKED
OBLIGATIONS - 8.13%
  FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.83%
       Pool # A12149, 6.00%, Due 8/1/2033 .......................             652             659
       Pool # A27483, 6.00%, Due 10/1/2034 ......................             937             947
       Pool # A28109, 5.50%, Due 10/1/2034 ......................           1,196           1,185
       Pool # A30948, 5.50%, Due 1/1/2035 .......................           1,034           1,025
       Pool # A45500, 5.50%, Due 6/1/2035 .......................           4,207           4,166
       Pool # B12563, 5.00%, Due 2/1/2019 .......................             599             593
       Pool # C00835, 6.50%, Due 7/1/2029 .......................             294             302
       Pool # C01598, 5.00%, Due 8/1/2033 .......................           1,312           1,271
       Pool # C01786, 5.50%, Due 2/1/2034 .......................           2,482           2,459
       Pool # C01796, 5.00%, Due 3/1/2034 .......................           1,623           1,571
       Pool # C01848, 6.00%, Due 6/1/2034 .......................           1,349           1,364
       Pool # C26472, 6.50%, Due 5/1/2029 .......................              95              98
       Pool # C27089, 6.50%, Due 6/1/2029 .......................              15              15
       Pool # E01386, 5.00%, Due 6/1/2018 .......................             576             570
       Pool # E01492, 5.50%, Due 10/1/2018 ......................             854             859
       Pool # E01602, 4.50%, Due 3/1/2019 .......................           1,192           1,159
       Pool # E90777, 5.50%, Due 8/1/2017 .......................              90              91
       Pool # E96536, 5.00%, Due 3/1/2018 .......................           1,059           1,048
       Pool # E97381, 5.50%, Due 6/1/2018 .......................             195             196
       Pool # G01457, 6.00%, Due 8/1/2029 .......................             147             149
       Pool # G01533, 6.00%, Due 3/1/2033 .......................             800             809
       Pool # G08006, 6.00%, Due 8/1/2034 .......................           1,193           1,206
       Pool # G08072, 5.00%, Due 8/1/2035 .......................           1,378           1,331
       Pool # G10084, 6.50%, Due 3/1/2008 .......................             443             448
       Pool # G11295, 5.50%, Due 9/1/2017 .......................             468             471
                                                                                      -----------
                                                                                           23,992
                                                                                      -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.11%
       Pool # 100292, 10.00%, Due 9/1/2018 ......................             156             173
       Pool # 252211, 6.00%, Due 1/1/2029 .......................             743             752
       Pool # 254545, 5.00%, Due 12/1/2017 ......................           1,321           1,308
       Pool # 254865, 4.50%, Due 9/1/2018 .......................           1,992           1,939
       Pool # 255225, 5.50%, Due 6/1/2034 .......................             715             708
       Pool # 255364, 6.00%, Due 9/1/2034 .......................           2,613           2,640
       Pool # 323789, 6.00%, Due 6/1/2014 .......................             240             246
       Pool # 488099, 5.50%, Due 2/1/2014 .......................             302             305
       Pool # 535846, 6.00%, Due 4/1/2016 .......................             584             597
       Pool # 555531, 5.50%, Due 6/1/2033 .......................             623             618
       Pool # 555549, 5.00%, Due 6/1/2018 .......................           1,608           1,591
       Pool # 555880, 5.50%, Due 11/1/2033 ......................           1,633           1,619
       Pool # 713999, 5.50%, Due 7/1/2033 .......................             700             694

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)


                                                                          PAR
                                                                         AMOUNT          VALUE
                                                                      -----------     -----------
                                                                        (DOLLARS IN THOUSANDS)
       Pool # 725238, 5.00%, Due 3/1/2034 .......................     $     1,565     $     1,518
       Pool # 725706, 6.00%, Due 8/1/2032 .......................             336             343
       Pool # 725866, 4.50%, Due 9/1/2034 .......................           1,167           1,097
       Pool # 727223, 5.50%, Due 9/1/2033 .......................           1,172           1,162
       Pool # 747844, 5.50%, Due 12/1/2018 ......................             118             119
       Pool # 749219, 5.50%, Due 10/1/2033 ......................             664             658
       Pool # 758322, 5.50%, Due 12/1/2033 ......................           1,505           1,493
       Pool # 761337, 5.00%, Due 4/1/2019 .......................             336             332
       Pool # 765304, 5.50%, Due 3/1/2034 .......................             612             606
       Pool # 781822, 6.00%, Due 12/1/2034 ......................           1,337           1,351
       Pool # 800422, 5.023%, Due 8/1/2034 @ ....................           1,022           1,019
       Pool # 811328, 5.00%, Due 2/1/2020 .......................           3,898           3,851
       Pool # 815762, 6.50%, Due 3/1/2035 .......................             389             399
       Pool # 828377, 5.50%, Due 6/1/2035 .......................           2,086           2,064
       Pool # 830989, 6.00%, Due 8/1/2035 .......................           2,001           2,021
       Pool # 837219, 4.00%, Due 8/1/2020 .......................           1,356           1,290
       Pool # 844666, 6.50%, Due 12/1/2035 ......................           1,427           1,463
       Pool # 844736, 6.50%, Due 12/1/2035 ......................             865             887
                                                                                      -----------
                                                                                           34,863
                                                                                      -----------

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.19%
       Pool # 003515, 5.50%, Due 2/20/2034 ......................           1,045           1,047
       Pool # 780509, 6.50%, Due 2/15/2027 ......................             197             206
       Pool # 780615, 6.50%, Due 8/15/2027 ......................             230             241
       Pool # 780651, 7.00%, Due 10/15/2027 .....................             249             262
       Pool # 780680, 6.50%, Due 11/15/2027 .....................             601             630
       Pool # 780747, 6.50%, Due 3/15/2028 ......................             219             229
       Pool # 780788, 6.50%, Due 4/15/2028 ......................             221             232
       Pool # 780936, 7.50%, Due 12/15/2028 .....................             471             497
       Pool # 781035, 6.50%, Due 5/15/2029 ......................             213             224
       Pool # 781200, 8.00%, Due 12/15/2025 .....................             140             150
       Pool # 781273, 6.00%, Due 4/15/2031 ......................             345             354
       Pool # 781288, 6.50%, Due 5/15/2031 ......................             378             396
       Pool # 781564, 6.00%, Due 2/15/2033 ......................             659             677
       Pool # 781589, 5.50%, Due 4/15/2033 ......................           1,823           1,834
       Pool # 781603, 5.00%, Due 5/15/2033 ......................             812             800
       Pool # 781636, 5.50%, Due 7/15/2033 ......................           1,523           1,532
       Pool # 781690, 6.00%, Due 12/15/2033 .....................             756             776
                                                                                      -----------
                                                                                           10,087
                                                                                      -----------
  TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS .................                          68,942
                                                                                      -----------
U.S. AGENCY OBLIGATIONS - 5.88%
  FEDERAL HOME LOAN BANK - 0.21%
       4.40%, Due 7/28/2008 .....................................           1,820           1,801
                                                                                      -----------
                                                                                            1,801
                                                                                      -----------
  FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.55%
       3.625%, Due 9/15/2006 ....................................          15,000          14,898
       4.50%, Due 1/15/2015 # ...................................          15,080          14,688
       5.875%, Due 3/21/2011 # ..................................             495             514
                                                                                      -----------
                                                                                           30,100
                                                                                      -----------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.12%
       4.375%, Due 9/7/2007 .....................................          15,000          14,883
       4.50%, Due 8/4/2008 ......................................           2,535           2,514
       5.125%, Due 1/2/2014 # ...................................             595             594
                                                                                      -----------
                                                                                           17,991
                                                                                      -----------
  TOTAL U.S. AGENCY OBLIGATIONS .................................                          49,892
                                                                                      -----------
U.S. TREASURY OBLIGATIONS - 7.69%
  U.S. TREASURY BONDS - 1.77%
       5.375%, Due 2/15/2031 # ..................................           2,985           3,286
       6.25%, Due 5/15/2030 # ...................................           3,110           3,793
       6.875%, Due 8/15/2025 # ..................................           1,580           2,005
       7.50%, Due 11/15/2016 # ..................................           1,100           1,366
       7.875%, Due 2/15/2021 ....................................             500             668
       9.125%, Due 5/15/2018 # ..................................           2,750           3,885
                                                                                      -----------
                                                                                           15,003
                                                                                      -----------
  U.S. TREASURY NOTES - 5.92%
       1.50%, Due 3/31/2006 # ...................................          19,420          19,329
       3.375%, Due 11/15/2008 - 9/15/2009 # .....................           5,860           5,681
       3.50%, Due 11/15/2009 # ..................................             850             821
       3.875%, Due 5/15/2010 # ..................................           2,000           1,951
       4.125%, Due 5/15/2015 # ..................................           7,245           7,017
       4.25%, Due 10/15/2010 # ..................................           7,230           7,151
       4.375%, Due 8/15/2012 # ..................................           2,000           1,983
       4.50%, Due 11/15/2015 ....................................             505             504
       4.75%, Due 5/15/2014 # ...................................           2,900           2,940
       5.00%, Due 2/15/2011 - 8/15/2011 # .......................           2,750           2,813
                                                                                      -----------
                                                                                           50,190
                                                                                      -----------
  TOTAL U.S. TREASURY OBLIGATIONS ...............................                          65,193
                                                                                      -----------


                                                                        SHARES
                                                                      -----------

SHORT TERM INVESTMENTS - 23.30%
   American Beacon Enhanced Cash Trust,
          + ++ ..................................................      89,105,321          89,105
   American Beacon Money Market Select Fund,
          + ++ ..................................................      89,510,065          89,510

                                                                         PAR
                                                                        AMOUNT
                                                                      -----------


   U.S. Treasury Bill,
       Zero Coupon, Due 3/9/2006 ................................           5,490           5,469
       Zero Coupon, Due 5/18/2006 # .............................          13,600          13,429
                                                                                      -----------
  TOTAL SHORT TERM INVESTMENTS                                                            197,513
                                                                                      -----------
TOTAL INVESTMENTS  113.97% - (COST $849,050)                                              966,237
LIABILITIES, NET OF OTHER ASSETS - (13.97%)                                              (118,438)
                                                                                      -----------
TOTAL NET ASSETS - 100.00%                                                            $   847,799
                                                                                      ===========

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

----------

#        All or a portion of this security is on loan at January 31, 2006.

*        Non-income producing security.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,293 or 0.62% of net assets.

+        The Fund/Trust is affiliated by having the same investment advisor.

++ All or a portion of this security is purchased with cash collateral for securities loaned.

@ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

At January 31, 2006 the aggregate cost of investments for federal income tax purposes is $ 854,450 and the net unrealized appreciation of investments based on that cost is $ 111,787 which is comprised of $ 126,606 aggregate gross unrealized appreciation and $ 14,819 aggregate gross unrealized depreciation.


                                                                                                   Unrealized
                                     No. of               Expiration             Market           Appreciation/
      Issuer                       Contracts                 Date                 Value           (Depreciation)
      ------                       ---------              ----------             ------           --------------
Emini S&P 500 Index                  1081                   Mar-06              $69,378,580          $776,748
                                                                                -----------          --------
                                                                                $69,378,580          $776,748
                                                                                ===========          ========

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

                                                                 SHARES            VALUE
                                                              ------------      ------------
                                                                  (DOLLARS IN THOUSANDS)
COMMON STOCKS - 93.06%
CONSUMER DISCRETIONARY - 8.62%
  AUTO COMPONENTS - 0.26%
   Magna International, Incorporated ....................           79,900      $      5,913
                                                                                ------------
                                                                                       5,913
                                                                                ------------
  HOTELS, RESTAURANTS & LEISURE - 1.18%
   Carnival Corporation .................................          143,000             7,402
   Harrahs Entertainment, Incorporated ..................          141,100            10,385
   McDonald's Corporation ...............................           84,400             2,955
   Yum Brands, Incorporated .............................          118,800             5,877
                                                                                ------------
                                                                                      26,619
                                                                                ------------
  HOUSEHOLD DURABLES - 2.81%
   Centex Corporation ss. ...............................          348,300            24,865
   Fortune Brands, Incorporated .........................           69,400             5,202
   Koninklijke (Royal) Philips Electronics
     NV .................................................          223,566             7,527
   Matsushita Electric Industrial Company
     Limited, ADR .......................................          605,000            13,171
   Newell Rubbermaid, Incorporated ss. ..................          156,600             3,702
   Pulte Homes, Incorporated ............................          222,800             8,890
                                                                                ------------
                                                                                      63,357
                                                                                ------------
  LEISURE EQUIPMENT & PRODUCTS - 0.50%
   Eastman Kodak Company ss. ............................          303,000             7,605
   Mattel, Incorporated .................................          222,900             3,678
                                                                                ------------
                                                                                      11,283
                                                                                ------------
  MEDIA - 2.32%
   Clear Channel Communications,
     Incorporated .......................................          396,000            11,591
   The Interpublic Group of Companies,
     Incorporated * ss. .................................          583,300             5,891
   Liberty Global, Incorporated * .......................          287,000             5,803
   The Walt Disney Company Limited ......................          751,200            19,013
   Warner Music Group Corporation ss. ...................          506,000            10,166
                                                                                ------------
                                                                                      52,464
                                                                                ------------
  MULTILINE RETAIL - 1.35%
   Federated Department Stores, Incorporated ............          162,556            10,831
   J.C. Penney Company, Incorporated ....................          261,200            14,575
   Target Corporation ...................................           90,400             4,949
                                                                                ------------
                                                                                      30,355
                                                                                ------------
  TEXTILES & APPAREL - 0.20%
   Liz Claiborne, Incorporated ..........................          131,100             4,552
                                                                                ------------
                                                                                       4,552
                                                                                ------------
  TOTAL CONSUMER DISCRETIONARY ..........................                            194,543
                                                                                ------------
CONSUMER STAPLES - 9.27%
  BEVERAGES - 0.76%
   Anheuser-Busch Companies, Incorporated ...............           96,700             4,007
   Diageo plc, ADR ......................................          219,000            13,144
                                                                                ------------
                                                                                      17,151
                                                                                ------------
  FOOD & DRUG RETAILING - 0.82%
   Albertson's, Incorporated ss. ........................          270,100             6,793
   Safeway, Incorporated ................................          495,300            11,610
                                                                                ------------
                                                                                      18,403
                                                                                ------------
  FOOD PRODUCTS - 3.44%
   Archer-Daniels-Midland Company .......................          613,000            19,309
   ConAgra Foods, Incorporated ss. ......................          463,700             9,613
   General Mills, Incorporated ..........................          106,700             5,187
   Kellogg Company ......................................          282,000            12,098
   Kraft Foods, Incorporated ss. ........................          393,900            11,596
   Sara Lee Company .....................................          432,128             7,899
   Unilever plc, ADR ....................................          282,500            11,913
                                                                                ------------
                                                                                      77,615
                                                                                ------------
  HOUSEHOLD PRODUCTS - 0.53%
   The Clorox Company ...................................          201,000            12,030
                                                                                ------------
                                                                                      12,030
                                                                                ------------
  TOBACCO - 3.72%
   Altria Group, Incorporated ...........................          480,700            34,774
   Gallaher Group plc, ADR ss. ..........................           82,600             5,105
   Imperial Tobacco Group plc, ADR ss. ..................          320,100            19,046
   UST, Incorporated ss. ................................          645,900            25,151
                                                                                ------------
                                                                                      84,076
                                                                                ------------
  TOTAL CONSUMER STAPLES ................................                            209,275
                                                                                ------------
ENERGY - 7.97%
  DIVERSIFIED FINANCIALS - 0.26%
   Petro-Canada .........................................          124,700             5,977
                                                                                ------------
                                                                                       5,977
                                                                                ------------
  ENERGY EQUIPMENT & SERVICES - 0.76%
   Weatherford International Limited * ..................          381,000            17,061
                                                                                ------------
                                                                                      17,061
                                                                                ------------
  OIL & GAS - 6.95%
   Anadarko Petroleum Corporation .......................          126,700            13,661
   BP plc, ADR ..........................................          181,236            13,105
   Chevron Corporation ..................................          334,662            19,872
   ConocoPhillips .......................................          954,196            61,737
   Devon Energy Corporation ss. .........................          237,900            16,227
   Kerr-McGee Corporation ...............................           62,189             6,865
   Occidental Petroleum Corporation .....................          259,900            25,395
                                                                                ------------
                                                                                     156,862
                                                                                ------------
  TOTAL ENERGY ..........................................                            179,900
                                                                                ------------
FINANCIALS - 25.24%
  BANKS - 6.09%
   Bank of America Corporation ..........................        1,012,880            44,800
   Comerica, Incorporated ...............................          105,900             5,874

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                 SHARES            VALUE
                                                              ------------      ------------
                                                                  (DOLLARS IN THOUSANDS)
   East West Bancorp, Incorporated ss. ...................          25,000      $        923
   KeyCorp ss. ...........................................         284,100            10,054
   TCF Financial Corporation ss. .........................         290,000             7,247
   U.S. Bancorp ..........................................         302,460             9,047
   UnionBanCal Corporation ...............................          44,000             2,952
   Wachovia Corporation ..................................         179,100             9,820
   Washington Mutual, Incorporated .......................         708,800            29,996
   Wells Fargo & Company .................................         270,200            16,850
                                                                                ------------
                                                                                     137,563
                                                                                ------------
  DIVERSIFIED FINANCIALS - 9.96%
   The Bear Stearns Companies, Incorporated .............           73,500             9,295
   Capital One Financial Corporation ....................          147,700            12,303
   The Charles Schwab Corporation .......................        1,050,000            15,530
   Citigroup, Incorporated ..............................          789,238            36,763
   Federal Home Loan Mortgage Corporation ...............          275,100            18,668
   Federal National Mortgage Association ss. ............          124,800             7,231
   The Goldman Sachs Group, Incorporated ................           62,400             8,814
   JP Morgan Chase & Company ............................        1,195,598            47,525
   Merrill Lynch & Company, Incorporated ................          138,100            10,367
   Mitsubishi UFJ Financial Group,
     Incorporated, ADR ss. ..............................        1,200,000            17,340
   Morgan Stanley Dean Witter & Company .................          402,400            24,727
   SLM Corporation ......................................          290,700            16,268
                                                                                ------------
                                                                                     224,831
                                                                                ------------
  INSURANCE - 8.60%
   Ace Limited ..........................................          205,300            11,240
   The Allstate Corporation .............................          384,028            19,989
   American International Group,
     Incorporated .......................................          288,900            18,911
   AON Corporation ......................................           90,700             3,104
   Assurant, Incorporated ss. ...........................          130,100             5,974
   The Chubb Corporation ................................          153,900            14,521
   Conseco, Incorporated * ..............................          239,600             5,839
   Genworth Financial, Incorporated .....................          452,900            14,837
   The Hartford Financial Services Group,
     Incorporated .......................................           70,100             5,764
   Loews Corporation ....................................           84,600             8,349
   MetLife, Incorporated ................................          535,900            26,881
   MGIC Investments Corporation ss. .....................          118,000             7,789
   Prudential Financial, Incorporated ...................          136,500            10,284
   The St. Paul Travelers Companies,
     Incorporated .......................................          619,500            28,113
   XL Capital Limited ...................................          185,600            12,558
                                                                                ------------
                                                                                     194,153
                                                                                ------------
  REAL ESTATE - 0.59%
   Equity Office Properties Trust .......................          184,900             5,883
   The St. Joe Company ss. ..............................          116,200             7,373
                                                                                ------------
                                                                                      13,256
                                                                                ------------
  TOTAL FINANCIALS ......................................                            569,803
                                                                                ------------
  HEALTH CARE - 7.25%
  HEALTH CARE EQUIPMENT & SUPPLIES - 1.54%
   Baxter International, Incorporated ...................          604,900            22,291
   C.R. Bard, Incorporated ..............................          198,000            12,557
                                                                                ------------
                                                                                      34,848
                                                                                ------------
  HEALTH CARE PROVIDERS & SERVICES - 1.64%
   Cigna Corporation ....................................           79,400             9,655
   HCA, Incorporated ....................................          216,000            10,601
   Tenet Healthcare Corporation * ss. ...................          678,700             4,934
   WellPoint, Incorporated * ............................          154,100            11,835
                                                                                ------------
                                                                                      37,025
                                                                                ------------
  PHARMACEUTICALS - 4.07%
   AstraZeneca PLC, ADR .................................          307,000            14,933
   Bristol-Myers Squibb Company ss. .....................          892,900            20,349
   Merck & Company, Incorporated ........................          433,300            14,949
   Pfizer, Incorporated .................................          952,900            24,471
   Schering-Plough Corporation ..........................          504,400             9,659
   Wyeth ................................................          162,100             7,497
                                                                                ------------
                                                                                      91,858
                                                                                ------------
  TOTAL HEALTH CARE .....................................                            163,731
                                                                                ------------
  INDUSTRIALS - 12.08%
  AEROSPACE & DEFENSE - 3.68%
   The Boeing Company ...................................          395,600            27,023
   L-3 Communications Holdings, Incorporated ............          180,000            14,584
   Lockheed Martin Corporation ..........................          221,600            14,991
   Northrop Grumman Corporation .........................           95,300             5,921
   Raytheon Company .....................................          321,100            13,156
   United Technologies Corporation ......................          127,000             7,413
                                                                                ------------
                                                                                      83,088
                                                                                ------------
  AIR FREIGHT & COURIERS - 0.07%
   FedEx Corporation ....................................           15,400             1,558
                                                                                ------------
                                                                                       1,558
                                                                                ------------
  COMMERCIAL SERVICES & SUPPLIES - 0.98%
   Cendant Corporation ..................................          774,800            12,970
   PHH Corporation * ss. ................................            8,300               239
   Waste Management, Incorporated .......................          280,965             8,873
                                                                                ------------
                                                                                      22,082
                                                                                ------------
  ELECTRICAL EQUIPMENT - 0.98%
   Emerson Electrical Company ...........................          186,100            14,413
   Molex, Incorporated ..................................          281,800             7,786
                                                                                ------------
                                                                                      22,199
                                                                                ------------

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                 SHARES            VALUE
                                                              ------------      ------------
                                                                  (DOLLARS IN THOUSANDS)
  ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.46%
   American Power Conversion Corporation ................          441,100      $     10,454
                                                                                ------------
                                                                                      10,454
                                                                                ------------
  INDUSTRIAL CONGLOMERATES - 3.20%
   General Electric Company .............................          213,600             6,996
   Honeywell International, Incorporated ................          215,600             8,283
   Textron, Incorporated ................................          113,400             9,578
   Tyco International Limited ...........................        1,818,400            47,369
                                                                                ------------
                                                                                      72,226
                                                                                ------------
  MACHINERY - 1.39%
   Caterpillar, Incorporated ............................          149,500            10,151
   Deere & Company ......................................          167,000            11,984
   ITT Industries, Incorporated .........................           91,500             9,379
                                                                                ------------
                                                                                      31,514
                                                                                ------------
  ROAD & RAIL - 0.78%
   CSX Corporation ss. ..................................          328,600            17,590
                                                                                ------------
                                                                                      17,590
                                                                                ------------
  TRANSPORTATION INFRASTRUCTURE - 0.54%
   Burlington Northern Santa Fe Corporation .............          151,600            12,146
                                                                                ------------
                                                                                      12,146
                                                                                ------------
  TOTAL INDUSTRIALS .....................................                            272,857
                                                                                ------------
 INFORMATION TECHNOLOGY - 9.49%
  COMMUNICATIONS EQUIPMENT - 1.28%
   Lucent Technologies, Incorporated * ss. ..............        3,600,000             9,504
   Nokia Corporation, ADR ...............................        1,051,300            19,323
                                                                                ------------
                                                                                      28,827
                                                                                ------------
  COMPUTERS & PERIPHERALS - 2.72%
   Apple Computer, Incorporated * .......................          248,300            18,749
   Hewlett-Packard Company ..............................          556,200            17,342
   International Business
     Machines Corporation ...............................          312,500            25,406
                                                                                ------------
                                                                                      61,497
                                                                                ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.19%
   Molex, Incorporated ..................................          139,000             4,205
                                                                                ------------
                                                                                       4,205
                                                                                ------------
  IT CONSULTING & SERVICES - 1.52%
   Computer Sciences Corporation * ......................           87,400             4,431
   Electronic Data Systems Corporation ..................        1,185,100            29,853
                                                                                ------------
                                                                                      34,284
                                                                                ------------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.77%
   Intel Corporation ....................................          196,400             4,177
   Texas Instruments, Incorporated ......................          450,000            13,154
                                                                                ------------
                                                                                      17,331
                                                                                ------------
  SOFTWARE - 3.01%
   Autodesk, Incorporated ...............................          348,000            14,125
   Computer Associates International,
     Incorporated .......................................        1,012,160            27,632
   Microsoft Corporation ................................          422,100            11,882
   Oracle Corporation * .................................        1,148,000            14,431
                                                                                ------------
                                                                                      68,070
                                                                                ------------
  TOTAL INFORMATION TECHNOLOGY ..........................                            214,214
                                                                                ------------
 MATERIALS - 5.15%
  CHEMICALS - 2.43%
   Air Products & Chemicals, Incorporated ...............          281,400            17,360
   Dow Chemical Company .................................           59,700             2,525
   E. I. du Pont de Nemours & Company ...................          157,500             6,166
   Hercules, Incorporated * ss. .........................          129,400             1,515
   Lyondell Chemical Company ............................          422,900            10,154
   The Mosaic Company * ss. .............................          755,600            11,682
   PPG Industries, Incorporated .........................           90,300             5,373
                                                                                ------------
                                                                                      54,775
                                                                                ------------
  METALS & MINING - 1.39%
   Alcan, Incorporated ss. ..............................          160,500             7,831
   Alcoa, Incorporated ..................................          749,068            23,595
                                                                                ------------
                                                                                      31,426
                                                                                ------------
  PAPER & FOREST PRODUCTS - 1.33%
   International Paper Company ..........................          134,500             4,389
   Sappi Limited, ADR ss. ...............................          362,100             4,736
   Weyerhaeuser Company .................................          298,900            20,851
                                                                                ------------
                                                                                      29,976
                                                                                ------------
  TOTAL MATERIALS .......................................                            116,177
                                                                                ------------
 TELECOMMUNICATION SERVICES - 2.97%
  DIVERSIFIED TELECOMMUNICATION - 2.45%
   Alltel Corporation ...................................           50,000             3,002
   AT&T Incorporated ....................................          752,942            19,539
   BellSouth Corporation ................................          148,100             4,261
   Liberty Global, Incorporated * .......................          288,000             6,163
   Verizon Communications, Incorporated .................          707,846            22,410
                                                                                ------------
                                                                                      55,375
                                                                                ------------
  WIRELESS TELECOMMUNICATION SERVICES - 0.52%
   Vodafone Group plc, ADR ss. ..........................          551,000            11,631
                                                                                ------------
                                                                                      11,631
                                                                                ------------
  TOTAL TELECOMMUNICATION SERVICES ......................                             67,006
                                                                                ------------
 UTILITIES - 5.02%
  ELECTRIC UTILITIES - 4.26%
   American Electric Power Company,
     Incorporated .......................................          388,600            14,502
   CenterPoint Energy, Incorporated ss. .................          432,600             5,529
   DTE Energy Company ...................................          133,000             5,613
   Entergy Corporation ..................................          260,700            18,121
   Exelon Corporation ...................................          258,500            14,843

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                 SHARES            VALUE
                                                              ------------      ------------
                                                                  (DOLLARS IN THOUSANDS)
   FirstEnergy Corporation ss. ..........................           58,800      $      2,946
   FPL Group, Incorporated ss. ..........................          425,700            17,790
   Public Service Enterprise Group,
     Incorporated .......................................          241,700            16,827
                                                                                ------------
                                                                                      96,171
                                                                                ------------
  MULTI-UTILITIES - 0.76%
   Duke Energy Corporation ..............................          609,200            17,271
                                                                                ------------
                                                                                      17,271
                                                                                ------------
  TOTAL UTILITIES .......................................                            113,442
                                                                                ------------
  TOTAL COMMON STOCKS ...................................                          2,100,948
                                                                                ------------
SHORT TERM INVESTMENTS - 13.40%
   American Beacon Enhanced Cash Trust,
      + ++ ..............................................       98,815,557            98,815
   American Beacon Money Market Select Fund,
      + ++ ..............................................      186,998,004           186,998

                                                                  PAR
                                                                 AMOUNT
                                                              ------------


   U.S. Treasury Bill,
           Zero Coupon, Due 3/9/2006 ....................           16,820            16,755
                                                                                ------------

  TOTAL SHORT TERM INVESTMENTS ..........................                            302,568
                                                                                ------------
TOTAL INVESTMENTS 106.46% - (COST $2,121,145) ...........                          2,403,516
LIABILITIES, NET OF OTHER ASSETS - (6.46%) ..............                           (145,811)
                                                                                ------------
TOTAL NET ASSETS - 100.00% ..............................                       $  2,257,705
                                                                                ============

----------

*        Non-income producing security.

ss.      All or a portion of this security is on loan at January 31, 2006.

+        The Fund/Trust is affiliated by having the same investment advisor.

++ All or a portion of this security is purchased with cash collateral for securities loaned.

At January 31, 2006 the aggregate cost of investments for federal income tax purposes is $ 2,132,724 and the net unrealized appreciation of investments based on that cost is $ 270,792 which is comprised of $ 298,456 aggregate gross unrealized appreciation and $ 27,664 aggregate gross unrealized depreciation.

FUTURES CONTRACTS

                                                                               Unrealized
                                   No. of       Expiration      Market        Appreciation/
      Issuer                     Contracts         Date         Value         (Depreciation)
      ------                     ---------      ----------   ------------     --------------

Emini S&P 500 Index                2592           Mar-06     $166,354,560     $    481,845
                                                             ------------     ------------
                                                             $166,354,560     $    481,845
                                                             ============     ============

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

                                                                 SHARES            VALUE
                                                              ------------      ------------
                                                                  (DOLLARS IN THOUSANDS)
COMMON STOCKS - 95.65%
CONSUMER DISCRETIONARY - 15.95%
  AUTO COMPONENTS - 0.18%
   Johnson Controls, Incorporated .......................            1,600      $        111
   Lear Corporation # ...................................              600                15
                                                                                ------------
                                                                                         126
                                                                                ------------
  AUTOMOBILES - 0.11%
   Harley-Davidson, Incorporated ........................            1,500                80
                                                                                ------------
                                                                                          80
                                                                                ------------
  HOTELS, RESTAURANTS & LEISURE - 1.72%
   Carnival Corporation .................................            1,400                72
   Choice Hotels International, Incorporated ............            6,100               290
   Darden Restaurants, Incorporated .....................              900                37
   Hilton Hotels Corporation ............................            3,400                85
   Marriott International, Incorporated .................            1,500               100
   McDonald's Corporation ...............................              100                 4
   Starwood Hotels & Resorts Worldwide,
     Incorporated .......................................            1,500                91
   Yum Brands, Incorporated .............................           11,000               544
                                                                                ------------
                                                                                       1,223
                                                                                ------------
  HOUSEHOLD DURABLES - 0.55%
   American Greeting Corporation ........................            8,900               181
   Centex Corporation ...................................              600                43
   Lennar Corporation ...................................            2,600               163
                                                                                ------------
                                                                                         387
                                                                                ------------
  INTERNET & CATALOG RETAIL - 0.56%
   eBay, Incorporated * .................................            9,300               401
                                                                                ------------
                                                                                         401
                                                                                ------------
  MEDIA - 5.25%
   CBS Corporation ......................................            9,244               242
   Clear Channel Communications,
     Incorporated .......................................            9,400               275
   The E. W. Scripps Company ............................            6,700               324
   EchoStar Communications Corporation * ................            5,800               160
   Gannett Company, Incorporated ........................            6,700               414
   John Wiley & Sons, Incorporated ......................            2,800               106
   Liberty Media Corporation * ..........................           79,300               663
   The McGraw-Hill Companies, Incorporated ..............            3,900               199
   News Corporation .....................................           10,900               172
   Time Warner, Incorporated ............................           42,500               745
   Univision Communications * ...........................            1,100                35
   Viacom, Incorporated * ...............................            9,244               383
                                                                                ------------
                                                                                       3,718
                                                                                ------------
  MULTILINE RETAIL - 2.03%
   Dollar General Corporation ...........................            4,500                76
   J.C. Penney Company, Incorporated ....................            4,000               223
   Kohl's Corporation * .................................            5,000               222
   Nordstrom, Incorporated ..............................            4,300               180
   Target Corporation ...................................            6,600               361
   Wal-Mart Stores, Incorporated ........................            8,200               378
                                                                                ------------
                                                                                       1,440
                                                                                ------------
  SPECIALTY RETAIL - 3.54%
   Abercrombie and Fitch Company ........................            3,100               206
   Bed Bath & Beyond, Incorporated * ....................              300                11
   Chico's FAS, Incorporated * ..........................            1,800                78
   Circuit City Stores, Incorporated ....................           29,860               753
   The Home Depot, Incorporated .........................           13,500               547
   Lowe's Companies, Incorporated .......................            6,700               426
   The Men's Wearhouse, Incorporated ....................            3,200               109
   Ross Stores, Incorporated ............................            1,400                40
   Staples, Incorporated * ..............................           14,200               337
                                                                                ------------
                                                                                       2,507
                                                                                ------------
  TEXTILES & APPAREL - 2.01%
   Coach, Incorporated * ................................           27,900             1,003
   Nike, Incorporated ...................................            5,200               421
                                                                                ------------
                                                                                       1,424
                                                                                ------------
  TOTAL CONSUMER DISCRETIONARY ..........................                             11,306
                                                                                ------------
CONSUMER STAPLES - 8.30%
  BEVERAGES - 1.32%
   The Coca-Cola Company ................................           18,700               774
   Coca-Cola Enterprises, Incorporated ..................            3,200                63
   PepsiCo, Incorporated ................................            1,800               103
                                                                                ------------
                                                                                         940
                                                                                ------------
  FOOD & DRUG RETAILING - 1.12%
   Albertson's, Incorporated ............................           14,500               365
   SUPERVALU Incorporated ...............................            2,400                76
   Sysco Corporation ....................................            7,100               218
   Walgreen Company .....................................            3,100               134
                                                                                ------------
                                                                                         793
                                                                                ------------
  FOOD PRODUCTS - 0.59%
   Archer-Daniels-Midland Company .......................            9,400               296
   Campbell Soup Company ................................              300                 9
   Kellogg Company ......................................            2,600               112
                                                                                ------------
                                                                                         417
                                                                                ------------
  HOUSEHOLD PRODUCTS - 3.44%
   Colgate-Palmolive Company ............................            1,500                82
   Kimberly Clark Corporation ...........................              800                46
   The Procter & Gamble Company .........................           38,992             2,309
                                                                                ------------
                                                                                       2,437
                                                                                ------------
  TOBACCO - 1.83%
   Altria Group, Incorporated ...........................           17,900             1,295
                                                                                ------------
                                                                                       1,295
                                                                                ------------
  TOTAL CONSUMER STAPLES ................................                              5,882
                                                                                ------------

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                 SHARES            VALUE
                                                              ------------      ------------
                                                                  (DOLLARS IN THOUSANDS)
ENERGY - 3.95%
  ENERGY EQUIPMENT & SERVICES - 0.82%
   Halliburton Company ..................................            4,300      $        342
   Rowan Companies, Incorporated ........................            2,100                94
   TransOcean, Incorporated * ...........................            1,000                81
   Unit Corporation * ...................................              900                54
   Weatherford International Limited * ..................              200                 9
                                                                                ------------
                                                                                         580
                                                                                ------------
  OIL & GAS - 3.13%
   Anadarko Petroleum Corporation .......................              100                11
   Burlington Resources, Incorporated ...................              500                45
   Devon Energy Corporation .............................            8,800               600
   EOG Resources, Incorporated ..........................            1,700               144
   Equitable Resources, Incorporated ....................            5,600               206
   Occidental Petroleum Corporation .....................            1,900               186
   Sunoco, Incorporated .................................            8,600               819
   XTO Energy, Incorporated .............................            4,200               206
                                                                                ------------
                                                                                       2,217
                                                                                ------------
  TOTAL ENERGY ..........................................                              2,797
                                                                                ------------
FINANCIALS - 8.06%
  BANKS - 1.52%
   Bank of America Corporation ..........................           16,502               730
   Bank of Hawaii Corporation ...........................              600                31
   U.S. Bancorp .........................................           10,600               317
                                                                                ------------
                                                                                       1,078
                                                                                ------------
  DIVERSIFIED FINANCIALS - 3.20%
   American Express Company .............................            2,500               131
   AmeriCredit Corporation * ............................            5,600               161
   Ameriprise Financial, Incorporated ...................            1,500                61
   CIT Group, Incorporated ..............................            1,800                96
   Citigroup, Incorporated ..............................            5,100               238
   Countrywide Financial Corporation ....................            3,900               131
   E*Trade Group, Incorporated * ........................            3,200                76
   The Goldman Sachs Group, Incorporated ................            3,100               438
   Moody's Corporation ..................................           12,300               779
   State Street Corporation .............................              800                48
   TD Ameritrade Holding Corporation ....................            5,400               109
                                                                                ------------
                                                                                       2,268
                                                                                ------------
  INSURANCE - 2.88%
   Alleghany Corporation * ..............................              106                31
   Ambac Financial Group, Incorporated ..................            3,000               230
   Assurant, Incorporated ...............................              900                41
   The Hartford Financial Services Group,
     Incorporated .......................................              900                74
   Lincoln National Corporation .........................            1,000                55
   Loews Corporation ....................................            7,200               711
   MBIA, Incorporated ...................................           11,800               726
   The Progressive Corporation ..........................              600                63
   W. R. Berkley Corporation ............................            2,200               109
                                                                                ------------
                                                                                       2,040
                                                                                ------------
  REAL ESTATE - 0.46%
   Host Marriott Corporation ............................            3,600                72
   Kimco Realty Corporation .............................            1,000                35
   Mack-Cali Realty Corporation .........................              300                13
   The Mills Corporation ................................            1,400                58
   ProLogis .............................................            2,900               149
                                                                                ------------
                                                                                         327
                                                                                ------------
  TOTAL FINANCIALS ......................................                              5,713
                                                                                ------------
HEALTH CARE - 19.07%
  BIOTECHNOLOGY - 4.06%
   Amgen, Incorporated * ................................           22,400             1,633
   Charles River Laboratories International,
     Incorporated * .....................................              700                32
   Genentech, Incorporated * ............................            5,700               490
   Genzyme Corporation * ................................            3,500               248
   Gilead Sciences, Incorporated * ......................            3,700               225
   Kos Pharmaceuticals, Incorporated * # ................            3,600               158
   MedImmune, Incorporated * ............................            2,700                92
                                                                                ------------
                                                                                       2,878
                                                                                ------------
  HEALTH CARE EQUIPMENT & SUPPLIES - 3.14%
   Bausch & Lomb, Incorporated ..........................            3,200               216
   Baxter International, Incorporated ...................            9,000               332
   Becton, Dickinson and Company ........................            4,000               259
   Boston Scientific Corporation * ......................            3,600                79
   The Cooper Companies, Incorporated ...................            1,000                55
   Guidant Corporation ..................................            1,700               125
   Medtronic, Incorporated ..............................            4,100               232
   St. Jude Medical, Incorporated * .....................           12,900               634
   Zimmer Holdings, Incorporated * ......................            4,300               296
                                                                                ------------
                                                                                       2,228
                                                                                ------------
  HEALTH CARE PROVIDERS & SERVICES - 5.43%
   Aetna, Incorporated ..................................            4,800               465
   AmerisourceBergen Corporation ........................           17,000               742
   Express Scripts, Incorporated * ......................            7,900               721
   HCA, Incorporated ....................................            3,700               182
   Humana, Incorporated * ...............................            7,300               407
   McKesson Corporation .................................            9,000               477
   UnitedHealth Group, Incorporated .....................            6,600               392
   WellPoint, Incorporated * ............................            6,000               461
                                                                                ------------
                                                                                       3,847
                                                                                ------------
  PHARMACEUTICALS - 6.44%
   Allergan, Incorporated ...............................            4,200               489
   Barr Pharmaceuticals, Incorporated * .................            1,900               125
   Bristol-Myers Squibb Company .........................              400                 9

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                 SHARES            VALUE
                                                              ------------      ------------
                                                                  (DOLLARS IN THOUSANDS)
   Eli Lilly & Company ...................................          13,500      $        764
   FANUC Limited .........................................           2,300                36
   Johnson & Johnson .....................................          29,100             1,675
   Medco Health Solutions, Incorporated * ................           1,300                70
   Schering-Plough Corporation ...........................           1,900                37
   Sepracor, Incorporated * ..............................           9,300               529
   Wyeth .................................................          17,900               828
                                                                                ------------
                                                                                       4,562
                                                                                ------------
  TOTAL HEALTH CARE .....................................                             13,515
                                                                                ------------
INDUSTRIALS - 13.85%
  AEROSPACE & DEFENSE - 3.87%
   The Boeing Company ...................................           22,200             1,516
   General Dynamics Corporation .........................              900               105
   Lockheed Martin Corporation ..........................           11,800               798
   Raytheon Company .....................................            1,000                41
   Rockwell Collins Incorporated ........................              800                38
   United Technologies Corporation ......................            4,200               245
                                                                                ------------
                                                                                       2,743
                                                                                ------------
  AIR FREIGHT & COURIERS - 0.44%
   FedEx Corporation ....................................            3,100               314
                                                                                ------------
                                                                                         314
                                                                                ------------
  BUILDING PRODUCTS - 0.10%
   USG Corporation * # ..................................              700                67
                                                                                ------------
                                                                                          67
                                                                                ------------
  COMMERCIAL SERVICES & SUPPLIES - 2.04%
   Automatic Data Processing, Incorporated ..............              800                35
   The Brinks Company ...................................            3,200               170
   CheckFree Corporation * ..............................            5,400               280
   Corporate Executive Board ............................            4,000               337
   Global Payments, Incorporated ........................           10,000               509
   Herman Miller, Incorporated ..........................            2,800                85
   West Corporation * ...................................              800                33
                                                                                ------------
                                                                                       1,449
                                                                                ------------
  INDUSTRIAL CONGLOMERATES - 5.06%
   3M Company ...........................................            2,500               182
   General Electric Company .............................           99,100             3,245
   Tyco International Limited ...........................            6,100               159
                                                                                ------------
                                                                                       3,586
                                                                                ------------
  MACHINERY - 0.99%
   Deere & Company ......................................            2,100               151
   Eaton Corporation ....................................            5,100               338
   Ingersoll-Rand Company Limited .......................            1,900                75
   Navistar International Corporation * .................            2,500                68
   PACCAR, Incorporated .................................            1,000                69
                                                                                ------------

                                                                                         701
                                                                                ------------
  ROAD & RAIL - 1.35%
   CSX Corporation ......................................            8,800               471
   Norfolk Southern Corporation .........................            9,700               483
                                                                                ------------
                                                                                         954
                                                                                ------------
  TOTAL INDUSTRIALS .....................................                              9,814
                                                                                ------------
INFORMATION TECHNOLOGY - 22.72%
  COMMUNICATIONS EQUIPMENT - 4.49%
   Cisco Systems, Incorporated * ........................           29,000               539
   Corning, Incorporated * ..............................           54,500             1,327
   Harris Corporation ...................................            1,800                84
   Juniper Networks, Incorporated * .....................           11,700               212
   Motorola, Incorporated ...............................           18,200               413
   QUALCOMM, Incorporated ...............................           10,900               523
   Tellabs, Incorporated * ..............................            6,900                88
                                                                                ------------
                                                                                       3,186
                                                                                ------------
  COMPUTERS & PERIPHERALS - 4.05%
   Apple Computer, Incorporated * .......................            2,900               219
   Dell, Incorporated * .................................           12,300               361
   EMC Corporation * ....................................           13,300               178
   Hewlett-Packard Company ..............................           22,400               698
   Imation Corporation ..................................            2,200               100
   International Business
     Machines Corporation ...............................            7,000               569
   NCR Corporation * ....................................            1,900                71
   Western Digital Corporation * ........................           30,900               675
                                                                                ------------
                                                                                       2,871
                                                                                ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.05%
   Avnet, Incorporated * ................................            7,100               173
   Broadcom Corporation * ...............................            6,200               423
   Intersil Corporation .................................            1,100                32
   Jabil Circuit, Incorporated * ........................            2,900               117
                                                                                ------------
                                                                                         745
                                                                                ------------
  INTERNET SOFTWARE & SERVICES - 1.89%
   Google, Incorporated * ...............................            3,100             1,343
                                                                                ------------
                                                                                       1,343
                                                                                ------------
  IT CONSULTING & SERVICES - 0.34%
   Affiliated Computer Services,
     Incorporated * # ...................................            3,800               238
                                                                                ------------
                                                                                         238
                                                                                ------------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS - 5.38%
   Altera Corporation * .................................            8,600               166
   Intel Corporation ....................................           64,300             1,368
   KLA-Tencor Corporation ...............................            1,900                99
   Linear Technology Corporation ........................            7,200               268
   Maxim Integrated Products, Incorporated ..............            3,200               131
   National Semiconductor Corporation ...................           17,200               485
   Novellus Systems, Incorporated * .....................            3,900               111

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                 SHARES            VALUE
                                                              ------------      ------------
                                                                  (DOLLARS IN THOUSANDS)
   Texas Instruments, Incorporated ......................           37,300      $      1,090
   Xilinx, Incorporated .................................            3,300                93
                                                                                ------------
                                                                                       3,811
                                                                                ------------
  SOFTWARE - 5.52%
   Autodesk, Incorporated ...............................           14,300               581
   Cadence Design Systems, Incorporated * ...............            3,800                67
   Electronic Arts, Incorporated * ......................            1,500                82
   Microsoft Corporation ................................           77,300             2,176
   Novell, Incorporated * ...............................            6,200                60
   Oracle Corporation * .................................           45,100               567
   Symantec Corporation * ...............................            3,600                66
   Synopsys, Incorporated * .............................           14,200               314
                                                                                ------------
                                                                                       3,913
                                                                                ------------
  TOTAL INFORMATION TECHNOLOGY ..........................                             16,107
                                                                                ------------
  MATERIALS - 2.37%
  CHEMICALS - 1.92%
   Air Products & Chemicals, Incorporated ...............            2,800               173
   Monsanto Company .....................................           10,000               846
   Praxair, Incorporated ................................            5,400               284
   Rohm and Haas Company ................................            1,100                56
                                                                                ------------
                                                                                       1,359
                                                                                ------------
  METALS & MINING - 0.45%
   Alcoa, Incorporated ..................................            2,200                69
   Freeport-McMoRan Copper & Gold,
     Incorporated .......................................            1,500                97
   United States Steel Corporation ......................            2,600               155
                                                                                ------------
                                                                                         321
                                                                                ------------
  TOTAL MATERIALS .......................................                              1,680
                                                                                ------------
  TELECOMMUNICATION SERVICES - 0.44%
  DIVERSIFIED TELECOMMUNICATION - 0.31%
   Sprint Nextel Corporation ............................            4,900               112
   Verizon Communications, Incorporated .................            3,500               111
                                                                                ------------
                                                                                         223
                                                                                ------------
  WIRELESS TELECOMMUNICATION SERVICES - 0.13%
   American Tower Corporation * .........................            3,000                93
                                                                                ------------
                                                                                          93
                                                                                ------------
  TOTAL TELECOMMUNICATION SERVICES ......................                                316
                                                                                ------------
  UTILITIES - 0.94%
  ELECTRIC UTILITIES - 0.83%
   The AES Corporation * ................................            8,100               138
   CMS Energy Corporation * .............................            4,100                59
   Constellation Energy Group Incorporated ..............              700                41
   Dominion Resources, Incorporated .....................              500                38
   PG&E Corporation * ...................................            6,700               250
   TXU Corporation ......................................            1,300                66
                                                                                ------------
                                                                                         592
                                                                                ------------
  WATER UTILITIES - 0.11%
   Nalco Holding Company * ..............................            4,200                77
                                                                                ------------
                                                                                          77
                                                                                ------------
  TOTAL UTILITIES .......................................                                669
                                                                                ------------
  TOTAL COMMON STOCKS ...................................                             67,799
                                                                                ------------

                                                                  PAR
                                                                 AMOUNT
                                                              ------------

U.S. TREASURY OBLIGATIONS - 0.01%
  U.S. TREASURY NOTES - 0.01%
            1.625%, Due 2/28/2006 .......................     $         10                10
                                                                                ------------
                                                                                          10
                                                                                ------------
  TOTAL U.S. TREASURY OBLIGATIONS .......................                                 10
                                                                                ------------

                                                                 SHARES
                                                              ------------

SHORT TERM INVESTMENTS - 5.62%
   American Beacon Enhanced Cash Trust,
      + ++ ..............................................          178,696               179
   American Beacon Money Market Select Fund,
      + ++ ..............................................        3,587,667             3,588

                                                                  PAR
                                                                 AMOUNT
                                                              ------------


   U.S. Treasury Bill,
          Zero Coupon, Due 3/9/2006 .....................              215               214
                                                                                ------------

   TOTAL SHORT TERM INVESTMENTS .........................                              3,981
                                                                                ------------
  TOTAL INVESTMENTS 101.28% - (COST $64,748) ............                             71,790
  LIABILITIES, NET OF OTHER ASSETS - (1.28%) ............                               (911)
                                                                                ------------
  TOTAL NET ASSETS - 100.00% ............................                       $     70,879
                                                                                ============

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)


----------

#        All or a portion of this security is on loan at January 31, 2006.

*        Non-income producing security.

+ All or a portion of this security is purchased with cash collateral for securities loaned.

++       The Fund/Trust is affiliated by having the same investment advisor.

At January 31, 2006 the aggregate cost of investments for federal income tax purposes is $ 65,773 and the net unrealized appreciation of investments based on that cost is $ 6,017 which is comprised of $ 7,847 aggregate gross unrealized appreciation and $ 1,830 aggregate gross unrealized depreciation.

FUTURES CONTRACTS
                                                                               Unrealized
                                  No. of      Expiration         Market       Appreciation/
        Issuer                  Contracts        Date            Value        (Depreciation)
        ------                  ---------    -----------     ------------     -------------
Emini S&P 500 Index                  64         Mar 2006     $  4,107,520     $     15,853
                                                             ------------     ------------
                                                             $  4,107,520     $     15,853
                                                             ============     ============

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

                                                                 SHARES            VALUE
                                                              ------------      ------------
                                                                  (DOLLARS IN THOUSANDS)
COMMON STOCKS - 96.80%
CONSUMER DISCRETIONARY - 25.77%
  AUTO COMPONENTS - 4.57%
   Johnson Controls, Incorporated .......................            6,125      $        424
   Lear Corporation # ...................................           25,625               650
   Magna International, Incorporated # ..................           12,325               912
                                                                                ------------
                                                                                       1,986
                                                                                ------------
  AUTOMOBILES - 0.68%
   Winnebago Industries, Incorporated # .................            9,500               297
                                                                                ------------
                                                                                         297
                                                                                ------------
  HOTELS, RESTAURANTS & LEISURE - 2.78%
   GTECH Holdings Corporation ...........................           20,700               692
   Royal Caribbean Cruises, Limited # ...................           12,600               515
                                                                                ------------
                                                                                       1,207
                                                                                ------------
  HOUSEHOLD DURABLES - 4.99%
   The Stanley Works ....................................           13,900               682
   Whirlpool Corporation ................................           18,475             1,490
                                                                                ------------
                                                                                       2,172
                                                                                ------------
  LEISURE EQUIPMENT & PRODUCTS - 3.12%
   Brunswick Corporation ................................           10,700               402
   Hasbro, Incorporated .................................           31,950               678
   Mattel, Incorporated .................................           16,800               277
                                                                                ------------
                                                                                       1,357
                                                                                ------------
  MULTILINE RETAIL - 1.56%
   Family Dollar Stores, Incorporated # .................           28,400               680
                                                                                ------------
                                                                                         680
                                                                                ------------
  SPECIALTY RETAIL - 8.07%
   AutoZone Incorporated * ..............................            5,625               550
   RadioShack Corporation ...............................           28,925               642
   Rent-A-Center, Incorporated * ........................           34,650               710
   The Sherwin-Williams Company .........................           15,400               815
   The TJX Companies, Incorporated ......................           31,100               794
                                                                                ------------
                                                                                       3,511
                                                                                ------------
  TOTAL CONSUMER DISCRETIONARY ..........................                             11,210
                                                                                ------------
 CONSUMER STAPLES - 5.98%
  FOOD PRODUCTS - 1.60%
   Del Monte Foods Company # ............................           65,000               695
                                                                                ------------
                                                                                         695
                                                                                ------------
  PERSONAL PRODUCTS - 1.70%
   NBTY, Incorporated * .................................           35,725               739
                                                                                ------------
                                                                                         739
                                                                                ------------
  TOBACCO - 2.68%
   Loews Corporation ....................................           16,100               743
   UST, Incorporated # ..................................           10,900               424
                                                                                ------------
                                                                                       1,167
                                                                                ------------
  TOTAL CONSUMER STAPLES ................................                              2,601
                                                                                ------------
 ENERGY - 3.03%
  OIL & GAS - 3.03%
   Marathon Oil Corporation .............................           12,300               946
   Murphy Oil Corporation ...............................            6,500               370
                                                                                ------------
                                                                                       1,316
                                                                                ------------
  TOTAL ENERGY ..........................................                              1,316
                                                                                ------------
 FINANCIALS - 25.60%
  BANKS - 6.12%
   Comerica, Incorporated ...............................            7,975               443
   New York Community Bancorp,
     Incorporated # .....................................           40,500               691
   Peoples Bank # .......................................           20,750               637
   The South Financial Group, Incorporated # ............           15,300               399
   TCF Financial Corporation # ..........................           19,700               492
                                                                                ------------
                                                                                       2,662
                                                                                ------------
  INSURANCE - 16.88%
   AON Corporation ......................................           17,275               591
   Axis Capital Holdings Limited ........................           18,300               547
   The First American Corporation .......................           16,625               779
   IPC Holdings Limited # ...............................           16,475               449
   Old Republic International Corporation ...............           23,187               497
   Protective Life Corporation ..........................           11,175               502
   Radian Group, Incorporated ...........................           12,700               727
   RenaissanceRe Holdings Limited # .....................           12,250               555
   Torchmark, Incorporated ..............................           18,650             1,046
   Willis Group Holdings Limited # ......................           18,400               639
   XL Capital Limited ...................................           14,875             1,007
                                                                                ------------
                                                                                       7,339
                                                                                ------------
  REAL ESTATE - 2.60%
   American Financial Realty Trust # ....................           42,200               524
   American Home Mortgage Investment
     Corporation # ......................................           21,250               608
                                                                                ------------
                                                                                       1,132
                                                                                ------------
  TOTAL FINANCIALS ......................................                             11,133
                                                                                ------------
 HEALTH CARE - 7.85%
  HEALTH CARE EQUIPMENT & SUPPLIES - 1.47%
   Hillenbrand Industries, Incorporated .................           13,000               640
                                                                                ------------
                                                                                         640
                                                                                ------------
  HEALTH CARE PROVIDERS & SERVICES - 6.12%
   AmerisourceBergen Corporation ........................           22,450               979
   HealthSouth Corporation * # ..........................           86,100               416
   Triad Hospitals, Incorporated * ......................           13,200               542
   Universal Health Services, Incorporated # ............            8,100               385

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                 SHARES            VALUE
                                                              ------------      ------------
                                                                  (DOLLARS IN THOUSANDS)
   WellPoint, Incorporated * ............................            4,412      $        339
                                                                                ------------
                                                                                       2,661
                                                                                ------------
  PHARMACEUTICALS - 0.26%
   Valeant Pharmaceuticals International ................            6,200               111
                                                                                ------------
                                                                                         111
                                                                                ------------
  TOTAL HEALTH CARE .....................................                              3,412
                                                                                ------------
INDUSTRIALS - 13.70%
  AEROSPACE & DEFENSE - 1.45%
   Goodrich Corporation .................................           16,000               630
                                                                                ------------
                                                                                         630
                                                                                ------------
  AIR FREIGHT & COURIERS - 1.39%
   Ryder Systems, Incorporated ..........................           13,500               603
                                                                                ------------
                                                                                         603
                                                                                ------------
  COMMERCIAL SERVICES & SUPPLIES - 3.66%
   MoneyGram International, Incorporated ................           16,600               441
   United Stationers, Incorporated * # ..................           12,700               635
   Valassis Communications, Incorporated * ..............           18,475               516
                                                                                ------------
                                                                                       1,592
                                                                                ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.46%
   American Power Conversion Corporation ................           26,800               635
                                                                                ------------
                                                                                         635
                                                                                ------------
  INDUSTRIAL CONGLOMERATES - 1.74%
   Reynolds American, Incorporated # ....................            7,500               758
                                                                                ------------
                                                                                         758
                                                                                ------------
  MACHINERY - 3.08%
   ITT Industries, Incorporated .........................            4,400               451
   Kennametal, Incorporated .............................           15,175               888
                                                                                ------------
                                                                                       1,339
                                                                                ------------
  TRADING COMPANIES & DISTRIBUTORS - 0.92%
   Genuine Parts Company ................................            9,400               400
                                                                                ------------
                                                                                         400
                                                                                ------------
  TOTAL INDUSTRIALS .....................................                              5,957
                                                                                ------------
INFORMATION TECHNOLOGY - 3.14%
  COMMUNICATIONS EQUIPMENT - 0.78%
   Lucent Technologies, Incorporated * # ................          128,175               338
                                                                                ------------
                                                                                         338
                                                                                ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.42%
   Tech Data Corporation * ..............................           15,035               620
                                                                                ------------
                                                                                         620
                                                                                ------------
  IT CONSULTING & SERVICES - 0.94%
   Computer Sciences Corporation * ......................            8,075               410
                                                                                ------------
                                                                                         410
                                                                                ------------
  TOTAL INFORMATION TECHNOLOGY ..........................                              1,368
                                                                                ------------

MATERIALS - 2.77%
  CHEMICALS - 1.66%
   Ashland, Incorporated ................................            4,075               269
   FMC Corporation ......................................            8,050               454
                                                                                ------------
                                                                                         723
                                                                                ------------
  CONSTRUCTION MATERIALS - 1.11%
   Lafarge North America, Incorporated # ................            7,850               484
                                                                                ------------
                                                                                         484
                                                                                ------------
  TOTAL MATERIALS .......................................                              1,207
                                                                                ------------
UTILITIES - 8.96%
  ELECTRIC UTILITIES - 5.85%
   CenterPoint Energy, Incorporated # ...................           21,100               270
   FirstEnergy Corporation ..............................           10,000               501
   Pinnacle West Capital Corporation # ..................           14,300               609
   Wisconsin Energy Corporation .........................           16,875               701
   Xcel Energy, Incorporated ............................           23,800               462
                                                                                ------------
                                                                                       2,543
                                                                                ------------
  GAS UTILITIES - 3.11%
   MDU Resources Group, Incorporated ....................           11,200               405
   Sempra Energy ........................................           19,750               949
                                                                                ------------
                                                                                       1,354
                                                                                ------------
  TOTAL UTILITIES .......................................                              3,897
                                                                                ------------
  TOTAL COMMON STOCKS ...................................                             42,101
                                                                                ------------
SHORT TERM INVESTMENTS - 25.06%
   American Beacon Enhanced Cash Trust,
      + ++ ..............................................        7,160,424      $      7,160
   American Beacon Money Market Select Fund,
      + ++ ..............................................        3,531,961             3,532

                                                                  PAR
                                                                 AMOUNT
                                                              ------------


   U.S. Treasury Bill,
     Zero Coupon, Due 3/9/2006 ..........................              210               209
                                                                                ------------
  TOTAL SHORT TERM INVESTMENTS ..........................                             10,901
                                                                                ------------
TOTAL INVESTMENTS 121.86% - (COST $51,944) ..............                             53,002
LIABILITIES, NET OF OTHER ASSETS - (21.86%) .............                             (9,510)
                                                                                ------------
TOTAL NET ASSETS - 100.00% ..............................                       $     43,492
                                                                                ============

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)


----------

#        All or a portion of this security is on loan at January 31, 2006.

*        Non-income producing security.

+ All or a portion of this security is purchased with cash collateral for securities loaned.

++       The Fund/Trust is affiliated by having the same investment advisor.

At January 31, 2006 the aggregate cost of investments for federal income tax purposes is $ 52,480 and the net unrealized appreciation of investments based on that cost is $ 522 which is comprised of $ 2,805 aggregate gross unrealized appreciation and $ 2,283 aggregate gross unrealized depreciation.

FUTURES CONTRACTS

                                                                               Unrealized
                                   No. of       Expiration      Market        Appreciation/
       Issuer                    Contracts         Date         Value         (Depreciation)
       ------                    ---------      ----------   ------------     -------------
Emini S&P 500 Index                  14           Mar-06     $  1,098,020     $     17,030
                                                             ------------     ------------
                                                             $  1,098,020     $     17,030
                                                             ============     ============

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                               (DOLLARS IN THOUSANDS)
COMMON STOCKS - 96.29%
CONSUMER DISCRETIONARY - 19.36%
  AUTO COMPONENTS - 2.28%
   American Axle & Manufacturing Holdings,
      Incorporated # ..................................          468,100     $      8,702
   Arvinmeritor, Incorporated .........................          566,100            9,879
   Bandag, Incorporated # .............................           85,100            3,797
   Bandag, Incorporated, A Shares # ...................            3,600              138
   BorgWarner, Incorporated ...........................          250,300           13,799
   Commercial Vehicle Group, Incorporated * ...........          240,300            5,186
   Keystone Automotive Industries,
      Incorporated * # ................................           79,500            3,024
   Lear Corporation # .................................          800,000           20,280
   TRW Automotive Holdings Corporation * # ............           88,400            2,272
   Westinghouse Air Brake Technologies
      Corporation .....................................          123,600            3,902
                                                                             ------------
                                                                                   70,979
                                                                             ------------
  AUTOMOBILES - 0.15%
   Winnebago Industries, Incorporated # ...............          146,900            4,599
                                                                             ------------
                                                                                    4,599
                                                                             ------------
  DISTRIBUTORS - 0.08%
   Spectrum Brands, Incorporated * # ..................          138,300            2,615
                                                                             ------------
                                                                                    2,615
                                                                             ------------
  HOTELS, RESTAURANTS & LEISURE - 2.28%
   Aztar Corporation * # ..............................          102,000            3,148
   CBRL Group, Incorporated # .........................          150,900            6,625
   CEC Entertainment, Incorporated * ..................          215,000            7,744
   Intrawest Corporation ..............................          330,200            9,275
   Jack in the Box, Incorporated * ....................          121,400            4,827
   Kerzner International Limited * # ..................          182,700           11,919
   Landry's Restaurants, Incorporated # ...............          316,200            9,689
   Lodgian, Incorporated * # ..........................          357,700            4,632
   Magna Entertainment Corporation * # ................          553,100            3,971
   Ruby Tuesday, Incorporated # .......................          187,500            5,365
   Sunterra Corporation * # ...........................          252,000            3,616
                                                                             ------------
                                                                                   70,811
                                                                             ------------
  HOUSEHOLD DURABLES - 5.54%
   American Greeting Corporation # ....................          533,900           10,897
   Beazer Homes USA, Incorporated # ...................          217,600           15,850
   Blyth, Incorporated ................................          326,300            7,081
   Ethan Allen Interiors, Incorporated # ..............          329,600           14,011
   Furniture Brands International,
      Incorporated # ..................................          763,500           18,370
   Helen of Troy Limited * # ..........................          289,800            5,553
   HNI Corporation # ..................................           30,700            1,771
   Hovnanian Enterprises, Incorporated * # ............          154,000            7,457
   M.D.C. Holdings, Incorporated # ....................          153,873            9,763
   Matthews International Corporation # ...............           68,000            2,543
   Meritage Homes Corporation * # .....................           94,900            5,741
   Standard Pacific Corporation # .....................          337,800           13,140
   Steiner Leisure Limited * # ........................          259,300            3,555
   Technical Olympic USA, Incorporated # ..............          248,800            5,648
   Tempur-Pedic International,
      Incorporated * # ................................          426,800            4,976
   The Toro Company ...................................           95,800            4,235
   Tupperware Corporation # ...........................          821,600           18,240
   WCI Communities, Incorporated * # ..................          761,400           20,969
   The Yankee Candle Company, Incorporated # ..........          106,900            2,683
                                                                             ------------
                                                                                  172,483
                                                                             ------------
  INTERNET & CATALOG RETAIL - 0.20%
   Insight Enterprises, Incorporated * ................          301,200            6,298
                                                                             ------------
                                                                                    6,298
                                                                             ------------
  LEISURE EQUIPMENT & PRODUCTS - 0.54%
   Brunswick Corporation ..............................          277,800           10,443
   Callaway Golf Company # ............................          240,300            3,672
   Hasbro, Incorporated ...............................           36,200              767
   Polaris Industries, Incorporated # .................           33,800            1,844
                                                                             ------------
                                                                                   16,726
                                                                             ------------
  MEDIA - 1.04%
   Courier Corporation # ..............................           69,899            2,703
   Dow Jones & Company, Incorporated # ................           34,300            1,304
   Entercom Communications Corporation ................          181,000            5,464
   Gray Television, Incorporated ......................          114,600            1,015
   Hearst-Argyle Television, Incorporated # ...........           67,400            1,609
   Journal Communications, Incorporated # .............          259,200            3,100
   Journal Register Company ...........................          274,150            3,896
   R.H. Donnelley Corporation * # .....................           45,000            2,953
   The Reader's Digest Association,
      Incorporated ....................................          281,500            4,473
   Scholastic Corporation * # .........................          114,400            3,438
   Source Interlink Companies,
      Incorporated * # ................................          218,900            2,441
   Triple Crown Media, Incorporated * # ...............           11,460               88
                                                                             ------------
                                                                                   32,484
                                                                             ------------
  MULTILINE RETAIL -0.90%
   BJ's Wholesale Club, Incorporated * ................          429,700           13,811
   Burlington Coat Factory Warehouse
      Corporation .....................................          195,200            8,721
   The Reader's Digest Association,
      Incorporated * ..................................           92,900            2,303
   Tuesday Morning Corporation ........................          144,700            3,079
                                                                             ------------
                                                                                   27,914
                                                                             ------------
  SPECIALTY RETAIL -5.06%
   Big 5 Sporting Goods Corporation # .................          172,300            3,718
   Borders Group, Incorporated ........................          602,500           14,834
   Charming Shoppes, Incorporated * # .................          417,900            5,082

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                               (DOLLARS IN THOUSANDS)
   Claire's Stores, Incorporated ......................          408,200     $     12,924
   Cost Plus, Incorporated * # ........................          324,400            6,342
   Foot Locker, Incorporated ..........................          183,200            4,162
   Genesco, Incorporated * # ..........................           16,700              651
   Group 1 Automotive, Incorporated # .................          253,600            8,744
   HOT Topic, Incorporated * ..........................          179,100            2,572
   Hughes Supply, Incorporated # ......................          118,000            5,440
   The Men's Wearhouse, Incorporated # ................          687,300           23,485
   OfficeMax, Incorporated ............................          163,500            4,671
   Pacific Sunwear Of California * ....................           19,500              478
   PETCO Animal Supplies, Incorporated * # ............          199,700            4,365
   RadioShack Corporation .............................          250,400            5,559
   Regis Corporation # ................................          331,000           12,826
   Rent-A-Center, Incorporated * ......................          320,650            6,573
   Sonic Automotive, Incorporated # ...................          236,600            5,567
   Stage Stores, Incorporated .........................          221,680            6,582
   United Auto Group, Incorporated # ..................           29,900            1,145
   United Rentals, Incorporated * # ...................          309,300            9,066
   Zale Corporation * .................................          521,600           12,784
                                                                             ------------
                                                                                  157,570
                                                                             ------------
  TEXTILES & APPAREL - 1.29%
   Brown Shoe Company, Incorporated # .................            4,300              194
   Columbia Sportswear Company * # ....................           89,368            4,616
   Jones Apparel Group, Incorporated ..................          154,700            4,839
   Kellwood Company # .................................          198,800            4,813
   Kenneth Cole Productions, Incorporated # ...........           53,200            1,428
   K-Swiss, Incorporated ..............................           72,300            2,288
   The Timberland Company * # .........................          201,700            7,051
   Tommy Hilfiger Corporation * .......................           78,200            1,290
   The Warnaco Group, Incorporated * ..................          549,800           13,646
                                                                             ------------
                                                                                   40,165
                                                                             ------------
  TOTAL CONSUMER DISCRETIONARY ........................                           602,644
                                                                             ------------
CONSUMER STAPLES - 3.48%
  BEVERAGES - 0.06%
   The Boston Beer Company, Incorporated * ............           75,500            1,955
                                                                             ------------
                                                                                    1,955
                                                                             ------------
  COMMERCIAL SERVICES - 0.20%
   Steiner Leisure Limited * ..........................          163,700            6,355
                                                                             ------------
                                                                                    6,355
                                                                             ------------
  FOOD & DRUG RETAILING - 0.77%
   Agrium, Incorporated ...............................          638,100           15,219
   Pathmark Stores, Incorporated * # ..................          298,400            3,241
   Ruddick Corporation # ..............................          231,600            5,352
                                                                             ------------
                                                                                   23,812
                                                                             ------------
  FOOD PRODUCTS - 1.74%
   Chiquita Brands International,
      Incorporated # ..................................          227,600            4,122
   Del Monte Foods Company # ..........................        1,743,300           18,636
   J&J Snack Foods Corporation ........................           53,800            1,629
   Lance, Incorporated # ..............................          100,110            2,168
   Ralcorp Holdings, Incorporated * # .................          223,400            8,780
   Sensient Technologies Corporation * # ..............          435,850            8,264
   Smithfield Foods, Incorporated * # .................          389,400           10,451
                                                                             ------------
                                                                                   54,050
                                                                             ------------
  PERSONAL PRODUCTS - 0.28%
   Chattem, Incorporated * # ..........................           53,900            2,159
   NBTY, Incorporated * # .............................          318,000            6,579
                                                                             ------------
                                                                                    8,738
                                                                             ------------
  TOBACCO - 0.43%
   Schweitzer Mauduit International,
      Incorporated ....................................           77,900            2,074
   Universal Corporation # ............................          236,800           11,189
                                                                             ------------
                                                                                   13,263
                                                                             ------------
  TOTAL CONSUMER STAPLES ..............................                           108,173
                                                                             ------------
ENERGY - 4.92%
  ENERGY EQUIPMENT & SERVICES - 2.40%
   Dril-Quip, Incorporated * # ........................           48,200            3,035
   FMC Technologies, Incorporated * ...................           37,500            1,944
   Global Industries Limited * ........................          244,700            3,426
   Maverick Tube Corporation * # ......................          166,400            7,962
   Offshore Logistics, Incorporated * # ...............           51,200            1,838
   Oil States International
      Incorporation * # ...............................          325,600           13,317
   Tetra Technologies, Incorporated * # ...............          164,550            6,530
   Tidewater Incorporated # ...........................           68,900            4,025
   Unit Corporation * .................................          259,200           15,474
   Universal Compression Holdings,
      Incorporated * # ................................          149,900            7,195
   Veritas DGC, Incorporated * ........................          220,000            9,913
                                                                             ------------
                                                                                   74,659
                                                                             ------------
  OIL & GAS - 2.52%
   Berry Petroleum Company # ..........................            2,900              230
   Cimarex Energy Company .............................          117,400            5,349
   Edge Petroleum Corporation * # .....................          156,000            5,174
   Encore Acquisition Company * # .....................          406,549           14,697
   Energy Partners Limited * # ........................          159,700            4,483
   Forest Oil Corporation * ...........................            9,300              479
   The Houston Exploration Company * # ................          169,900           10,549
   OMI Corporation # ..................................          387,000            6,796
   Pogo Producing Company # ...........................          126,000            7,559
   Remington Oil and Gas Corporation * ................          126,000            5,645
   Stone Energy Corporation * # .......................          221,500           11,077

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                               (DOLLARS IN THOUSANDS)
   Tsakos Energy Navigation Limited # .................          172,400     $      6,361
                                                                             ------------
                                                                                   78,399
                                                                             ------------
  TOTAL ENERGY ........................................                           153,058
                                                                             ------------
FINANCIALS - 22.94%
  BANKS - 5.90%
   Alabama National BanCorporation # ..................           32,700            2,273
   Anchor BanCorp Wisconsin, Incorporated # ...........           51,138            1,592
   Astoria Financial Corporation ......................          115,200            3,318
   BancorpSouth, Incorporated # .......................          354,200            8,161
   Bank of Hawaii Corporation # .......................          193,600           10,108
   BankAtlantic Bancorp, Incorporated # ...............          320,500            4,487
   Chemical Financial Corporation # ...................          165,531            5,206
   Chittenden Corporation # ...........................          214,125            6,075
   Citizens Banking Corporation # .....................           15,000              417
   City National Corporation ..........................           30,700            2,302
   The Colonial BancGroup, Incorporated ...............          454,700           11,322
   Community Bank System, Incorporated # ..............          225,800            5,252
   Corus Bankshares, Incorporated # ...................            6,787              436
   Cullen/Frost Bankers, Incorporated .................          208,200           11,189
   Downey Financial Corporation # .....................          107,500            7,039
   F.N.B. Corporation # ...............................          236,400            3,981
   First Commonwealth Financial
      Corporation # ...................................          156,600            2,114
   First Republic Bank # ..............................           87,100            3,306
   FirstFed Financial Corporation * # .................           13,000              815
   Fulton Financial Corporation # .....................           87,499            1,571
   Greater Bay Bancorp ................................           79,000            2,049
   Hudson United Bancorp ..............................          298,200           12,420
   Independence Community Bank Corporation # ..........           26,400            1,056
   International Bancshares Corporation ...............          231,128            6,761
   Investors Financial Services
      Corporation # ...................................           86,800            4,074
   Irwin Financial Corporation # ......................            3,800               81
   MAF Bancorp, Incorporated # ........................           33,700            1,449
   NBT Bancorp, Incorporated # ........................          154,406            3,575
   Pacific Capital Bancorp # ..........................           22,900              842
   PFF Bancorp, Incorporated # ........................            8,400              266
   Provident Bankshares Corporation # .................          113,720            4,177
   Republic Bancorp, Incorporated .....................          421,498            5,458
   S&T Bancorp, Incorporated # ........................            9,364              344
   Santander BanCorp # ................................           23,600              603
   Sky Financial Group, Incorporated ..................          215,194            5,535
   Sterling Bancshares, Incorporated ..................          146,200            2,449
   Sterling Financial Corporation # ...................           84,799            2,376
   Susquehanna Bancshares, Incorporated # .............          215,000            5,190
   Timberland Bancorp, Incorporated ...................           14,800              361
   Trustmark Corporation # ............................          340,960            9,656
   United Bankshares, Incorporated # ..................           77,571            2,891
   Washington Federal, Incorporated ...................          356,994            8,618
   Webster Financial Corporation ......................          258,800           12,189
   Westcorp, Incorporated .............................            3,500              242
                                                                             ------------
                                                                                  183,626
                                                                             ------------
  DIVERSIFIED FINANCIALS - 2.90%
   Ace Cash Express, Incorporated * # .................          197,900            5,201
   Affiliated Managers Group,
      Incorporated * # ................................           88,000            8,166
   AmeriCredit Corporation * ..........................           70,300            2,022
   Asset Acceptance Capital Corporation * # ...........          477,200           11,644
   Assured Guaranty Limited ...........................          166,900            4,251
   Asta Funding, Incorporated # .......................          197,500            6,057
   CapitalSource, Incorporated # ......................           70,030            1,538
   Cash America International,
      Incorporated # ..................................          271,300            7,187
   Financial Federal Corporation # ....................          157,200            7,035
   First Cash Financial Services,
      Incorporated * # ................................          244,200            8,523
   IndyMac Bancorp, Incorporated # ....................          163,100            6,664
   Knight Capital Group, Incorporated * ...............          314,800            3,585
   MortgageIT Holdings, Incorporated # ................          280,500            3,773
   Piper Jaffray Company * ............................          139,600            6,258
   Raymond James Financial, Incorporated # ............          193,500            8,235
                                                                             ------------
                                                                                   90,139
                                                                             ------------
  INSURANCE - 10.55%
   21st Century Insurance Group # .....................          321,600            5,223
   Alfa Corporation # .................................           78,403            1,332
   American Equity Investment Life Holding
      Company # .......................................           85,800            1,205
   American Financial Group, Incorporated # ...........          907,500           34,140
   American National Insurance Company ................           24,717            2,929
   AmerUs Group Company # .............................          244,800           15,023
   Arch Capital Group Limited * .......................          139,000            7,553
   Argonaut Group, Incorporated * # ...................           15,007              533
   Arthur J Gallagher & Company # .....................          582,600           16,989
   Aspen Insurance Holdings Limited ...................          257,400            5,967
   Bristol West Holdings, Incorporated # ..............          239,100            4,364
   The Commerce Group, Incorporated ...................           76,100            4,102
   Conseco, Incorporated * ............................          673,800           16,421
   Delphi Financial Group, Incorporated ...............          226,300           10,785
   FBL Financial Group, Incorporated # ................          235,600            7,857
   The First American Corporation .....................          112,700            5,277
   Fremont General Corporation # ......................           31,700              777
   Great American Financial Resources,
      Incorporated ....................................           80,800            1,846
   The Hanover Insurance Group, Incorporated ..........          459,700           22,272
   Harleysville Group, Incorporated ...................            3,871              107
   HCC Insurance Holdings, Incorporated ...............          248,800            7,728

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                               (DOLLARS IN THOUSANDS)
   Hilb Rogal & Hobbs Company # .......................           53,100     $      2,065
   Horace Mann Educators Corporation # ................          311,000            6,092
   Infinity Property and Casualty
      Corporation # ...................................          157,798            6,088
   KMG America Corporation * # ........................          267,200            2,405
   LandAmerica Financial Group,
      Incorporated # ..................................           30,500            2,012
   Max Re Capital Limited .............................          288,200            7,640
   Mercury General Corporation ........................          156,100            8,799
   National Western Life Insurance Company ............            2,500              540
   The Navigators Group, Incorporated * ...............          179,700            8,027
   Odyssey Re Holdings Corporation # ..................          394,200            9,709
   Ohio Casualty Corporation # ........................          360,840           10,876
   The Phoenix Companies, Incorporated # ..............          287,300            4,335
   PMA Capital Corporation * # ........................           40,300              374
   Protective Life Corporation ........................          577,300           25,950
   Quanta Capital Holdings Limited * # ................          206,100            1,111
   Reinsurance Group of America,
      Incorporated # ..................................          541,000           26,239
   Scottish Re Group Limited # ........................          137,400            3,383
   StanCorp Financial Group, Incorporated .............          220,800           10,985
   Stewart Information Services
      Corporation # ...................................           12,900              690
   Triad Guaranty, Incorporated * # ...................          241,000           10,122
   UICI ...............................................           56,700            2,071
   United America Indemnity Limited * .................          300,997            6,366
                                                                             ------------
                                                                                  328,309
                                                                             ------------
  INVESTMENT COMPANIES - 0.22%
   American Capital Strategies Limited ................          194,100            6,900
                                                                             ------------
                                                                                    6,900
                                                                             ------------
  REAL ESTATE - 3.37%
   Aames Investment Corporation # .....................          480,800            3,144
   Alexandria Real Estate Equities,
      Incorporated ....................................           65,500            5,780
   American Financial Realty Trust ....................          304,100            3,780
   Bluegreen Corporation * ............................          321,300            5,179
   Brookfield Homes Corporation # .....................           53,570            2,767
   Capital Lease Funding, Incorporated # ..............          170,200            1,813
   Capital Trust, Incorporated # ......................           87,900            2,725
   Comstock Homebuilding Companies,
      Incorporated * # ................................          100,900            1,109
   Education Realty Trust, Incorporated # .............          170,600            2,223
   Equity Inns, Incorporated ..........................          521,300            8,236
   Fieldstone Investment Corporation # ................          408,900            5,095
   First Potomac Realty Trust .........................          100,500            2,956
   Government Properties Trust,
      Incorporated # ..................................           22,900              194
   Health Care Property Investors,
      Incorporated ....................................           28,500              791
   Health Care Real Estate Investment Trust,
      Incorporated # ..................................           46,700            1,737
   Innkeepers USA Trust ...............................          230,000            4,085
   Jameson Inns, Incorporated * # .....................          787,100            1,952
   Jones Lang LaSalle, Incorporated ...................          116,900            6,882
   LaSalle Hotel Properties ...........................          278,500           10,644
   Lexington Corporate Properties Trust # .............          286,000            6,349
   MI Developments, Incorporated ......................          401,800           13,697
   Mission West Properties, Incorporated ..............          222,200            2,342
   Orleans Homebuilders, Incorporated # ...............           25,500              439
   Redwood Trust, Incorporated # ......................           86,000            3,737
   Strategic Hotel Capital, Incorporated # ............          195,400            4,182
   Thomas Properties Group, Incorporated ..............          108,500            1,308
   Ventas, Incorporated ...............................           59,800            1,830
                                                                             ------------
                                                                                  104,976
                                                                             ------------
  TOTAL FINANCIALS ....................................                           713,950
                                                                             ------------
HEALTH CARE - 3.35%
  HEALTH CARE EQUIPMENT & SUPPLIES - 0.08%
   CONMED Corporation * # .............................           34,728              821
   The Cooper Companies, Incorporated # ...............           28,800            1,596
                                                                             ------------
                                                                                    2,417
                                                                             ------------
  HEALTH CARE PROVIDERS & SERVICES - 2.20%
   Amedisys, Incorporated * # .........................          181,700            8,240
   AMERIGROUP Corporation * ...........................           68,000            1,518
   Apria Healthcare Group, Incorporated * # ...........          343,400            8,369
   Kindred Healthcare, Incorporated * # ...............          272,500            6,240
   Magellan Health Services, Incorporated * ...........          406,700           14,836
   Option Care, Incorporated # ........................          345,300            4,769
   Orchid Cellmark, Incorporated * # ..................          267,600            1,889
   Pediatrix Medical Group, Incorporated * # ..........           75,200            6,594
   Res-Care, Incorporated * ...........................          233,400            4,479
   Sierra Health Services, Incorporated * .............           20,400              808
   Triad Hospitals, Incorporated * ....................          159,400            6,545
   Universal Health Services, Incorporated # ..........           88,200            4,190
                                                                             ------------
                                                                                   68,477
                                                                             ------------
  PHARMACEUTICALS - 1.00%
   Andrx Corporation * # ..............................          265,700            4,663
   Endo Pharmaceuticals Holdings,
      Incorporated * ..................................           54,000            1,550
   ISTA Pharmaceuticals, Incorporated * # .............          333,200            2,336
   King Pharmaceuticals, Incorporated * ...............          695,700           13,044
   SFBC International, Incorporated * # ...............          197,300            4,350
   Watson Pharmaceuticals, Incorporated * # ...........          158,200            5,235
                                                                             ------------
                                                                                   31,178
                                                                             ------------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                               (DOLLARS IN THOUSANDS)
  SOFTWARE - 0.07%
   Omnicell, Incorporated * ...........................          186,400     $      2,159
                                                                             ------------
                                                                                    2,159
                                                                             ------------
  TOTAL HEALTH CARE ...................................                           104,231
                                                                             ------------
INDUSTRIALS - 17.66%
  AEROSPACE & DEFENSE - 0.83%
   Alliant Techsystems, Incorporated * ................           28,200            2,185
   Armor Holdings, Incorporated * # ...................          185,500            8,843
   EDO Corporation # ..................................          102,400            2,829
   Esterline Technologies Corporation * # .............          209,500            8,667
   Herley Industries, Incorporated * # ................          180,800            3,159
                                                                             ------------
                                                                                   25,683
                                                                             ------------
  AIR FREIGHT & COURIERS - 0.74%
   CNF, Incorporated ..................................          214,700           11,003
   Ryder Systems, Incorporated ........................          266,400           11,908
                                                                             ------------
                                                                                   22,911
                                                                             ------------
  BUILDING PRODUCTS - 1.02%
   ElkCorp ............................................          189,700            6,672
   Insituform Technologies, Incorporated * # ..........          568,984           14,458
   Lennox International Incorporated # ................          194,800            6,224
   NCI Building Systems, Incorporated * # .............           72,200            3,660
   Universal Forest Products, Incorporated # ..........           13,500              773
                                                                             ------------
                                                                                   31,787
                                                                             ------------
  CHEMICALS - 0.16%
   Pioneer Companies, Incorporated * ..................          155,500            4,821
                                                                             ------------
                                                                                    4,821
                                                                             ------------
  COMMERCIAL SERVICES & SUPPLIES - 5.69%
   Adesa, Incorporated ................................          158,000            4,045
   Allied Waste Industries, Incorporated * # ..........          173,300            1,575
   Bowne & Company, Incorporated # ....................          758,000           11,416
   The Brinks Company .................................          255,830           13,610
   Casella Waste Systems, Incorporated * # ............          119,100            1,591
   Central Parking Corporation # ......................          213,800            3,154
   Ceridian Corporation * .............................          125,000            3,085
   Clean Harbors, Incorporated * # ....................           70,900            1,911
   Consolidated Graphics, Incorporated * ..............           57,500            2,953
   Convergys Corporation * ............................          841,300           14,470
   CSG Systems International,
      Incorporated * # ................................          234,000            5,328
   Deluxe Corporation # ...............................          430,100           11,518
   Duratek, Incorporated * # ..........................          195,250            3,462
   Electro Rent Corporation * # .......................          100,600            1,707
   John H. Harland Company # ..........................          112,500            4,200
   Kelly Services, Incorporated .......................          397,300           10,640
   Labor Ready, Incorporated * # ......................          150,100            3,496
   LECG Corporation * # ...............................          209,300            3,512
   McGrath Rentcorp # .................................          127,700            4,145
   NCO Group, Incorporated * # ........................          227,542            3,875
   PHH Corporation * # ................................          361,900           10,426
   Sabre Holdings Corporation # .......................          837,598           20,521
   Spherion Corporation * # ...........................          377,500            4,228
   Valassis Communications, Incorporated * ............          716,000           19,976
   Waste Connections, Incorporated * # ................          129,700            4,532
   YRC Worldwide, Incorporated * ......................          157,900            7,870
                                                                             ------------
                                                                                  177,246
                                                                             ------------
  CONSTRUCTION & ENGINEERING - 0.68%
   Comfort Systems USA, Incorporated # ................          213,000            2,239
   Granite Construction, Incorporated .................          141,800            5,740
   Infrasource Services, Incorporated * # .............          114,100            1,829
   The Shaw Group, Incorporated * # ...................          321,900           11,466
                                                                             ------------
                                                                                   21,274
                                                                             ------------
  ELECTRICAL EQUIPMENT - 0.99%
   Brady Corporation # ................................          314,900           12,523
   The Genlyte Group, Incorporated * # ................           75,900            4,390
   II-VI, Incorporated * ..............................          150,900            2,626
   Regal-Beloit Corporation # .........................          247,400            9,127
   Thomas & Betts Corporation * .......................           45,900            2,049
                                                                             ------------
                                                                                   30,715
                                                                             ------------
  MACHINERY - 5.37%
   AGCO Corporation * # ...............................        1,092,980           19,685
   Briggs & Stratton Corporation ......................          394,200           13,714
   Circor International, Incorporated # ...............          109,600            3,005
   Flowserve Corporation * # ..........................          689,400           31,699
   The Greenbrier Companies, Incorporated # ...........          201,500            7,143
   H&E Equipment Services, Incorporated * .............           15,720              363
   Harsco Corporation .................................          163,300           12,937
   IDEX Corporation # .................................          243,800           11,215
   Kaydon Corporation # ...............................          326,400           10,915
   Kennametal, Incorporated # .........................           36,700            2,147
   Navistar International Corporation * # .............          331,700            9,022
   Reliance Steel & Aluminum Company # ................          105,400            8,379
   Tennant Company ....................................           35,300            1,913
   Terex Corporation * ................................          241,700           17,040
   The Timken Company # ...............................          358,500           12,967
   Wabash National Corporation # ......................          238,900            5,096
                                                                             ------------
                                                                                  167,240
                                                                             ------------
  MARINE - 0.89%
   Alexander & Baldwin, Incorporated ..................          175,000            9,200
   Kirby Corporation * ................................          258,900           14,532
   Overseas Shipholding Group, Incorporated ...........           79,300            4,090
                                                                             ------------
                                                                                   27,822
                                                                             ------------
  ROAD & RAIL - 1.06%
   Arkansas Best Corporation * # ......................          162,900            6,974
   Central Freight Lines, Incorporated * # ............           52,500              107

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                               (DOLLARS IN THOUSANDS)
   Covenant Transportation, Incorporated * # ..........          182,300     $      2,782
   Laidlaw International, Incorporated ................          417,600           11,359
   SCS Transportation, Incorporated * # ...............          211,500            5,664
   Swift Transportation Company,
      Incorporated * # ................................          202,253            4,779
   Werner Enterprises, Incorporated # .................           63,000            1,358
                                                                             ------------
                                                                                   33,023
                                                                             ------------
  SEMICONDUCTOR EQUIPMENT - 0.16%
   GSI Group, Incorporated * ..........................          385,400            5,126
                                                                             ------------
                                                                                    5,126
                                                                             ------------
  TRADING COMPANIES & DISTRIBUTORS - 0.07%
   MSC Industrial Direct Company,
      Incorporated ....................................           46,500            2,089
                                                                             ------------
                                                                                    2,089
                                                                             ------------
  TOTAL INDUSTRIALS ...................................                           549,737
                                                                             ------------
INFORMATION TECHNOLOGY - 11.34%
  COMMUNICATIONS EQUIPMENT - 0.64%
   Andrew Corporation * ...............................          144,200            1,870
   Carrier Access Corporation * # .....................          328,300            1,550
   Comtech Telecommunications
      Corporation * # .................................          146,800            4,679
   Digi International, Incorporated * # ...............          275,000            3,116
   Foundry Networks, Incorporated * ...................          286,000            4,299
   Plantronics, Incorporated ..........................           18,700              654
   Symmetricom, Incorporated * # ......................          386,600            3,823
                                                                             ------------
                                                                                   19,991
                                                                             ------------
  COMPUTERS & PERIPHERALS - 0.96%
   Avid Technology, Incorporated * ....................           86,600            4,301
   Electronics for Imaging, Incorporated * # ..........          283,200            7,831
   Western Digital Corporation * # ....................          805,300           17,604
                                                                             ------------
                                                                                   29,736
                                                                             ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.43%
   Arrow Electronics, Incorporated * ..................          796,200           27,357
   Avnet, Incorporated * ..............................          887,300           21,694
   Benchmark Electronics, Incorporated * # ............          275,600           10,068
   CyberOptics Corporation * ..........................          100,000            1,590
   Global Imaging Systems, Incorporated * # ...........           94,900            3,356
   Ingram Micro, Incorporated * # .....................        1,394,800           26,989
   Littlefuse, Incorporated * # .......................          337,200            9,964
   Mettler-Toledo International,
      Incorporated * ..................................           35,200            2,038
   PerkinElmer, Incorporated ..........................           86,800            1,974
   Photon Dynamics, Incorporated * ....................          116,500            2,553
   Plexus Corporation * # .............................          519,600           14,710
   Tech Data Corporation * ............................           59,294            2,445
   Vishay Intertechnology, Incorporated * .............          831,300           13,159
                                                                             ------------
                                                                                  137,897
                                                                             ------------
  INTERNET SOFTWARE & SERVICES - 0.84%
   EarthLink, Incorporated * ..........................        1,171,200           13,375
   InfoSpace, Incorporated * # ........................          124,600            2,942
   NIC, Inc * # .......................................          435,700            2,592
   United Online, Incorporated # ......................          329,900            4,510
   WebEx Communications, Incorporated * # .............          118,400            2,875
                                                                             ------------
                                                                                   26,294
                                                                             ------------
  IT CONSULTING & SERVICES - 0.52%
   Anteon International Corporation * .................           25,100            1,384
   BearingPoint, Incorporated * # .....................          975,400            8,018
   Perot Systems Corporation * ........................          321,300            4,842
   SI International, Incorporated * ...................           60,900            1,852
                                                                             ------------
                                                                                   16,096
                                                                             ------------
  OFFICE ELECTRONICS - 0.33%
   IKON Office Solutions, Incorporated # ..............          881,200           10,416
                                                                             ------------
                                                                                   10,416
                                                                             ------------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.31%
   Actel Corporation * ................................           66,100            1,003
   Cabot Microelectronics Corporation * # .............          148,100            4,919
   FEI Company * # ....................................          201,700            4,655
   Integrated Device Technology * # ...................          427,300            5,935
   MEMC Electronic Materials, Incorporated * ..........           86,900            2,484
   MKS Instruments, Incorporated * ....................          177,800            3,867
   Omnivision Technologies, Incorporated * # ..........          517,785           13,064
   QLogic Corporation * ...............................           48,000            1,904
   SigmaTel, Incorporated * # .........................           69,200              884
   Teradyne, Incorporated * ...........................          117,700            2,050
                                                                             ------------
                                                                                   40,765
                                                                             ------------
  SOFTWARE - 2.31%
   Agile Software Corporation * .......................           52,500              338
   Epicor Software Corporation * # ....................          345,000            4,588
   EPIQ Systems, Incorporated * # .....................          134,000            2,988
   Mentor Graphics Corporation * # ....................        1,048,700           11,536
   Mercury Interactive Corporation * ..................          153,000            5,317
   Novell, Incorporated * .............................          350,300            3,412
   Phase Forward Incorporated * # .....................          357,600            3,329
   PLATO Learning, Incorporated * # ...................          262,714            2,165
   Progress Software Corporation * # ..................          164,000            4,717
   The Reynolds and Reynolds Company ..................          432,200           12,274
   RSA Security, Incorporated * .......................          375,100            5,765
   SafeNet, Incorporated * # ..........................          131,400            4,129
   SERENA Software, Incorporated * # ..................          306,729            7,242
   Sybase, Incorporated * # ...........................          190,200            4,106
                                                                             ------------
                                                                                   71,906
                                                                             ------------
  TOTAL INFORMATION TECHNOLOGY ........................                           353,101
                                                                             ------------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                               (DOLLARS IN THOUSANDS)
MATERIALS - 5.93%
  CHEMICALS - 2.65%
   CF Industries Holdings, Incorporated ...............          530,000     $      9,015
   Cytec Industries, Incorporated .....................          103,700            5,144
   FMC Corporation ....................................          120,600            6,804
   Georgia Gulf Corporation # .........................          216,700            7,411
   H.B. Fuller Company # ..............................          211,600            7,996
   Hercules, Incorporated * # .........................          810,600            9,492
   International Flavors & Fragrances,
      Incorporated ....................................           47,900            1,579
   Lubrizol Corporation ...............................          416,600           19,055
   Olin Corporation # .................................          301,600            6,183
   PolyOne Corporation * # ............................        1,234,000            8,836
   Tronox, Incorporated # .............................           67,400            1,006
                                                                             ------------
                                                                                   82,521
                                                                             ------------
  CONTAINERS & PACKAGING - 0.62%
   AptarGroup, Incorporated ...........................          140,100            7,907
   Longview Fibre Company .............................          523,900            9,981
   Silgan Holdings, Incorporated ......................           38,958            1,475
                                                                             ------------
                                                                                   19,363
                                                                             ------------
  METALS & MINING - 2.51%
   Alpha Natural Resources, Incorporated * ............          141,300            3,325
   Century Aluminum Company * # .......................          420,200           14,320
   Compass Minerals International,
      Incorporated ....................................          103,200            2,541
   Foundation Coal Holdings, Incorporated # ...........          400,700           17,815
   Gibraltar Industries, Incorporated # ...............          289,900            7,836
   NN, Incorporated # .................................          163,900            2,118
   Quanex Corporation # ...............................           60,100            3,733
   RTI International Metals,
      Incorporated * # ................................          100,000            4,525
   Worthington Industries, Incorporated # .............        1,060,900           21,886
                                                                             ------------
                                                                                   78,099
                                                                             ------------
  PAPER & FOREST PRODUCTS - 0.15%
   Chesapeake Corporation # ...........................          109,200            1,692
   Glatfelter .........................................          100,400            1,428
   Wausau Paper Corporation # .........................          122,800            1,566
                                                                             ------------
                                                                                    4,686
                                                                             ------------
  TOTAL MATERIALS .....................................                           184,669
                                                                             ------------
TELECOMMUNICATION SERVICES - 0.11%
  DIVERSIFIED TELECOMMUNICATION - 0.11%
   Commonwealth Telephone Enterprises,
      Incorporated ....................................          102,700            3,427
                                                                             ------------
                                                                                    3,427
                                                                             ------------
  TOTAL TELECOMMUNICATION SERVICES ....................                             3,427
                                                                             ------------
UTILITIES - 7.20%
  ELECTRIC UTILITIES - 4.17%
   Alliant Energy Corporation .........................          265,800            7,884
   Black Hills Corporation # ..........................           37,700            1,342
   Cleco Corporation ..................................          104,700            2,296
   Duquesne Light Holdings, Incorporated # ............          711,300           12,789
   El Paso Electric Company * .........................          133,100            2,726
   Great Plains Energy, Incorporated # ................          614,300           17,526
   Hawaiian Electric Industries,
      Incorporated # ..................................           63,200            1,658
   Northeast Utilities ................................        1,113,500           22,136
   NSTAR # ............................................          571,600           16,428
   OGE Energy Corporation .............................          437,800           11,886
   PNM Resources, Incorporated ........................          232,500            5,712
   Puget Energy, Incorporated .........................          412,900            8,708
   WPS Resources Corporation # ........................          336,500           18,871
                                                                             ------------
                                                                                  129,962
                                                                             ------------
  GAS UTILITIES - 2.91%
   AGL Resources, Incorporated ........................          406,600           14,548
   Atmos Energy Corporation # .........................          399,500           10,499
   Energen Corporation ................................           28,900            1,128
   MDU Resources Group, Incorporated ..................          215,500            7,801
   National Fuel Gas Company # ........................          522,800           17,200
   New Jersey Resources Corporation # .................          128,500            5,840
   Nicor, Incorporated # ..............................           26,500            1,084
   ONEOK, Incorporated # ..............................          279,800            7,907
   Peoples Energy Corporation # .......................          157,800            5,873
   South Jersey Industries, Incorporated # ............           26,000              764
   Southern Union Company * ...........................          224,548            5,659
   UGI Corporation ....................................          207,200            4,449
   WGL Holdings, Incorporated # .......................          248,000            7,733
                                                                             ------------
                                                                                   90,485
                                                                             ------------
  MULTI-UTILITIES - 0.12%
   Vectren Corporation # ..............................           59,000            1,614
   Westar Energy, Incorporated # ......................          104,100            2,145
                                                                             ------------
                                                                                    3,759
                                                                             ------------
  TOTAL UTILITIES .....................................                           224,206
                                                                             ------------
  TOTAL COMMON STOCKS .................................                         2,997,196
                                                                             ------------
SHORT TERM INVESTMENTS - 24.81%
   American Beacon Enhanced Cash Trust,
        + ++ ..........................................      476,103,956          476,104
   American Beacon Money Market Select Fund,
        + ++ ..........................................      282,289,118          282,289

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                PAR
                                                               AMOUNT           VALUE
                                                            ------------     ------------
                                                               (DOLLARS IN THOUSANDS)

   U.S. Treasury Bill,
       Zero Coupon, Due 3/9/2006 ......................     $     14,055           14,001
                                                                              ------------
 TOTAL SHORT TERM INVESTMENTS .........................                           772,394
                                                                             ------------
TOTAL INVESTMENTS  121.10% - (COST $3,321,264) ........                         3,769,590
LIABILITIES, NET OF OTHER ASSETS - (21.10%) ...........                          (656,791)
                                                                             ------------
TOTAL NET ASSETS - 100.00% ............................                      $  3,112,799
                                                                             ============

----------

#        All or a portion of this security is on loan at January 31, 2006.

*        Non-income producing security.

+ All or a portion of this security is purchased with cash collateral for securities loaned.

++       The Fund/Trust is affiliated by having the same investment advisor.

At January 31, 2006 the aggregate cost of investments for federal income tax purposes is $ 3,323,720 and the net unrealized appreciation of investments based on that cost is $ 445,870 which is comprised of $ 522,664 aggregate gross unrealized appreciation and $ 76,794 aggregate gross unrealized depreciation.

FUTURES CONTRACTS
                                                                                Unrealized
                                  No. of        Expiration      Market         Appreciation/
      Issuer                     Contracts         Date         Value         (Depreciation)
      ------                     ---------      ----------   ------------     --------------

Emini Mini Russell                 1605           Mar-06     $118,240,350     $  5,006,652
                                                             ------------     ------------
                                                             $118,240,350     $  5,006,652
                                                             ============     ============

                             See accompanying notes

The American Beacon International Equity Fund invests all of its investable assets in the International Equity Portfolio of the American Beacon Master Trust. The schedule of investments of the American Beacon Master International Equity Portfolio for the fiscal quarter ended January 31, 2006 is provided below.



AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                                (DOLLARS IN THOUSANDS)
AUSTRALIA - 1.53%
COMMON STOCKS - 1.53%
 Alumina Limited ......................................          983,760     $      5,602
 BlueScope Steel Limited ..............................          609,000            3,616
 Commonwealth Bank of Australia .......................          216,840            7,341
 Macquarie Airports Management Limited ................        2,486,984            5,865
 Macquarie Infrastructure Group .......................        2,307,825            6,177
 Multiplex Group ......................................        1,416,495            3,512
 National Australia Bank ..............................          356,430            9,157
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            41,270
                                                                             ------------
TOTAL AUSTRALIA .......................................                            41,270
                                                                             ------------
BELGIUM - 0.07%
COMMON STOCKS - 0.07%
 Belgacom SA ..........................................           57,980            1,786
                                                                             ------------
TOTAL COMMON STOCKS ...................................                             1,786
                                                                             ------------
TOTAL BELGIUM .........................................                             1,786
                                                                             ------------
CANADA - 1.63%
COMMON STOCKS - 1.63%
 Alcan, Incorporated * ................................          138,171            6,732
 BCE, Incorporated ....................................          318,360            7,689
 Celestica, Incorporated * ............................          757,200            7,485
 Husky Energy, Incorporated ss. .......................          141,880            8,906
 Manulife Financial Corporation .......................          219,028           13,345
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            44,157
                                                                             ------------
TOTAL CANADA ..........................................                            44,157
                                                                             ------------

CHINA - 0.76%
COMMON STOCKS - 0.76%
 PetroChina Company Ltd ...............................       20,910,000           20,512
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            20,512
                                                                             ------------
TOTAL CHINA ...........................................                            20,512
                                                                             ------------
DENMARK - 0.38%
COMMON STOCKS - 0.38%
 TDC A/S ..............................................          116,000            7,365
 Vestas Wind Systems * ................................          147,226            2,900
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            10,265
                                                                             ------------
TOTAL DENMARK .........................................                            10,265
                                                                             ------------
FINLAND - 1.49%
COMMON STOCKS - 1.49%
 KCI Konecranes Oyj ...................................          112,450            6,170
 M-real Oyj ...........................................          459,670            2,329
 Nokia Oyj * ..........................................          329,500            6,026
 Stora Enso Oyj, R Shares .............................          241,700            3,351
 Stora Enso Oyj, A Shares .............................           70,802              988
 Stora Enso Oyj .......................................          222,142            3,101
 UPM-Kymmene Oyj ......................................          904,500           18,476
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            40,441
                                                                             ------------
TOTAL FINLAND .........................................                            40,441
                                                                             ------------
FRANCE - 11.53%
COMMON STOCKS - 11.53%
 Accor S.A. * .........................................          109,880            6,587
 AXA * ................................................          951,681           32,265
 BNP Paribas S.A. * ...................................          444,278           39,626
 Carrefour S.A. * .....................................          398,277           18,807
 Compagnie Generale des Etablissements
   Michelin * ss. .....................................          103,230            6,165
 France Telecom S.A. ..................................        1,518,806           34,549
 Lafarge S.A. .........................................          103,000           10,839
 Lagardere S.C.A. * ...................................          122,500            9,765
 Publicis Groupe SA * .................................          117,712            4,438
 Sanofi-Synthelabo ....................................          555,517           50,931
 Schneider Electric S.A. ..............................           95,200            9,949
 Suez S.A. ............................................          596,573           22,067
 Total S.A. ...........................................          191,006           52,733
 Vinci S.A. ...........................................          140,982           13,114
                                                                             ------------
TOTAL COMMON STOCKS ...................................                           311,835
                                                                             ------------
TOTAL FRANCE ..........................................                           311,835
                                                                             ------------
GERMANY - 5.79%
COMMON STOCKS - 5.79%
 BASF AG ..............................................           60,610            4,777
 Bayer AG * ...........................................          118,010            4,929
 Bayerische Motoren Werke
   Akitengesellshaft * ................................          320,697           14,508
 Celesio AG ...........................................          135,245           12,663
 Deutsche Bank AG .....................................          140,800           15,121
 Deutsche Post AG * ss. ...............................        1,166,635           32,875
 Deutsche Telekom * ...................................          443,000            7,014
 E.ON AG ..............................................          150,032           16,760
 Muenchener Rueckversicherung-Gesellschaft AG .........           23,787            3,230
 Siemens AG ss. .......................................          287,750           26,245
 Volkswagen AG ss. ....................................          311,000           18,442
                                                                             ------------
TOTAL COMMON STOCKS ...................................                           156,564
                                                                             ------------
TOTAL GERMANY .........................................                           156,564
                                                                             ------------
HONG KONG - 1.30%
COMMON STOCKS - 1.30%
 Cheung Kong Holdings Limited .........................          869,000            9,355
 Denway Motors Limited ................................        9,500,000            3,901
 Henderson Land Development Company
   Limited * ..........................................        2,045,000           10,422
 Hutchison Whampoa Limited ............................          207,000            2,122



                             See accompanying notes

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                                (DOLLARS IN THOUSANDS)
 Swire Pacific Limited ................................          995,500     $      9,289
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            35,089
                                                                             ------------
TOTAL HONG KONG .......................................                            35,089
                                                                             ------------
IRELAND - 1.90%
COMMON STOCKS - 1.90%
 Allied Irish Banks ...................................          280,490            6,336
 Bank of Ireland ......................................          590,800           10,180
 Bank of Ireland ......................................          421,500            7,232
 CRH plc ..............................................          386,670           12,015
 CRH plc ..............................................          186,125            5,767
 Depfa Bank plc .......................................          571,319            9,782
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            51,312
                                                                             ------------
TOTAL IRELAND .........................................                            51,312
                                                                             ------------
ITALY - 3.50%
COMMON STOCKS - 3.50%
 3 Italia SpA, Rights * ...............................              207               --
 Assicurazioni Generali S.p.A. * ......................          191,800            6,631
 Banco Popolare di Verona e Novara Scrl * .............          326,908            7,508
 Enel S.p.A. * ........................................          790,800            6,693
 Eni S.p.A ............................................          829,291           25,072
 Finmeccanica SpA * ...................................          228,260            4,973
 Mediolanum S.p.A. * ss. ..............................          488,900            3,775
 Telecom Italia S.p.A. * ..............................        3,799,889           10,678
 UniCredito Italiano S.p.A. * .........................        4,098,786           29,261
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            94,591
                                                                             ------------
TOTAL ITALY ...........................................                            94,591
                                                                             ------------
JAPAN - 16.13%
COMMON STOCKS - 16.13%
 Acom Company Limited .................................          125,550            7,192
 Canon, Incorporated ..................................          192,200           11,600
 East Japan Railway Company ...........................            1,486           10,324
 Fuji Photo Film Company Limited ......................          119,000            4,078
 Hitachi Limited ......................................          713,000            5,027
 Honda Motor Company Limited ..........................          245,700           13,950
 Hoya Corporation .....................................          334,800           13,414
 Japan Tobacco, Incorporated ..........................              511            7,928
 Kao Corporation ......................................          270,000            7,780
 KDDI Corporation .....................................              532            2,812
 Konica Minolta Holdings, Inc. ........................        1,291,840           14,482
 Kuraray Company Limited * ............................          222,500            2,623
 Mabuchi Motor Company Limited ss. ....................           71,800            3,850
 Minebea Company Limited ..............................        1,098,000            6,580
 Mitsubishi Tokyo Financial Group, Incorporated .......            1,642           23,656
 Murata Manufacturing Company Limited .................          109,800            7,956
 NEC Corporation ......................................          434,000            2,812
 Nidec Corporation ....................................          106,100            9,723
 Nintendo Company Limited .............................           50,400            6,913
 Nippon Express Company ...............................        1,484,500            9,048
 Nippon Telegraph & Telephone Corporation .............              996            4,619
 Nissan Motor Company Limited .........................        1,002,200           11,277
 Nomura Holdings, Incorporated ........................          892,200           17,417
 NTT DoCoMo, Incorporated .............................            3,725            6,033
 Promise Company Limited ..............................          197,050           11,423
 Ricoh Company Limited * ..............................          517,000            8,881
 ROHM Company Limited .................................          103,000           11,134
 Sankyo Company Limited ...............................           66,600            4,332
 Seiko Epson Corporation ..............................          124,000            3,060
 Sekisui House Limited ss. ............................          560,000            8,727
 Shin-Etsu Chemical Company Limited ...................          229,300           13,038
 Shinsei Bank, Limited ................................          984,000            6,560
 Sompo Japan Insurance, Incorporated ..................          392,000            5,574
 Sony Corporation .....................................          356,002           17,299
 Sumitomo Mitsui Financial Group, Incorporated ........            1,141           13,326
 Sumitomo Trust and Banking Company Limited ...........          863,000            9,498
 Takeda Chemical Industries Limited ...................          529,800           29,989
 Takefuji Corporation .................................          373,570           22,483
 TDK Corporation ......................................          106,600            7,715
 Tokyo Gas Company Limited ss. ........................        2,408,000           11,188
 Toyoda Gosei Company Limited .........................          225,988            4,470
 Toyota Motor Corporation .............................          364,300           18,882
 Yamanouchi Pharmaceutical Company Limited ............          296,100           12,242
 Yamato Holding Corporation ...........................          313,000            5,403
                                                                             ------------
TOTAL COMMON STOCKS ...................................                           436,318
                                                                             ------------
TOTAL JAPAN ...........................................                           436,318
                                                                             ------------
MEXICO - 0.20%
COMMON STOCKS - 0.20%
 Telefonos de Mexico, S.A. de C.V., ADR ...............          223,400            5,303
                                                                             ------------
TOTAL COMMON STOCKS ...................................                             5,303
                                                                             ------------
TOTAL MEXICO ..........................................                             5,303
                                                                             ------------
NETHERLANDS - 5.30%
COMMON STOCKS - 5.30%
 ABN AMRO Holding N.V. ................................          368,276           10,226
 Heineken N.V. ........................................          287,800           10,124
 IHC Caland N.V. * ....................................           78,300            7,940
 ING Groep N.V. .......................................          859,014           30,657
 Koninklijke (Royal) Philips Electronics N.V. * .......        1,154,467           38,971
 TPG N.V. .............................................          810,281           26,604
 Unilever N.V. ........................................           78,447            5,505
 VNU N.V. .............................................          196,600            6,587



                             See accompanying notes

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                                (DOLLARS IN THOUSANDS)
 Wolters Kluwer N.V. ..................................          300,910     $      6,662
                                                                             ------------
TOTAL COMMON STOCKS ...................................                           143,276
                                                                             ------------
TOTAL NETHERLANDS .....................................                           143,276
                                                                             ------------
NEW ZEALAND - 0.28%
COMMON STOCKS - 0.28%
 Telecom Corporation of New Zealand
   Limited ss. ........................................        1,985,869            7,717
                                                                             ------------
TOTAL COMMON STOCKS ...................................                             7,717
                                                                             ------------
TOTAL NEW ZEALAND .....................................                             7,717
                                                                             ------------
NORWAY - 1.78%
COMMON STOCKS - 1.78%
 DnB Nor ASA ..........................................          853,900            9,563
 Frontline Limited ss. ................................          238,650            9,488
 Statoil ASA ..........................................          392,200           10,789
 Telenor ASA ..........................................        1,828,790           18,349
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            48,189
                                                                             ------------
TOTAL NORWAY ..........................................                            48,189
                                                                             ------------
PORTUGAL - 0.96%
COMMON STOCKS - 0.96%
 Energias de Portugal, S.A. * .........................        2,433,100            8,012
 Portugal Telecom, SGPS, S.A. .........................        1,795,103           18,018
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            26,030
                                                                             ------------
TOTAL PORTUGAL ........................................                            26,030
                                                                             ------------
SINGAPORE - 1.25%
COMMON STOCKS - 1.25%
 Creative Technology Limited ..........................          659,320            5,434
 Development Bank of Singapore Group
   Holdings Limited ...................................        1,701,095           17,286
 Oversea-Chinese Banking Corporation Limited ..........        2,655,960           11,147
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            33,867
                                                                             ------------
TOTAL SINGAPORE .......................................                            33,867
                                                                             ------------
SOUTH KOREA - 3.20%
COMMON STOCKS - 3.20%
 Kookmin Bank, ADR ss. ................................          262,210           20,909
 Korea Electric Power Corporation .....................           86,860            3,737
 LG Electronics, Incorporated .........................           76,760            6,644
 POSCO ................................................           51,125           11,686
 Samsung Electronics Company Limited,
   GDR ** .............................................           22,500            8,618
 Samsung Electronics Company Ltd @ ....................           36,645           28,111
 SK Telecom Company Ltd ...............................           34,976            6,961
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            86,666
                                                                             ------------
TOTAL SOUTH KOREA .....................................                            86,666
                                                                             ------------
SPAIN - 2.17%
COMMON STOCKS - 2.17%
 Banco Bilbao Vizcaya Argentaria, S.A. * ..............          357,400            7,218
 Banco Popular Espanol SA .............................          526,400            6,588
 Banco Santander Central Hispano SA ...................           36,150              520
 Banco Santander Central Hispano SA, GDR ..............          583,044            8,355
 Iberdrola S.A. .......................................          227,197            6,469
 Repsol YPF S.A. ......................................          284,340            7,709
 Telefonica S.A. * ....................................        1,440,047           21,978
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            58,837
                                                                             ------------
TOTAL SPAIN ...........................................                            58,837
                                                                             ------------
SWEDEN - 1.90%
COMMON STOCKS - 1.90%
 Atlas Copco AB .......................................          491,430           11,551
 Autoliv, Incorporated ss. ............................          156,650            7,705
 Electrolux AB ........................................          256,480            6,856
 ForeningsSparbanken AB ...............................          144,600            4,122
 Nordea AB ............................................          641,720            6,909
 Securitas AB .........................................          397,230            7,245
 Volvo AB .............................................          140,410            6,878
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            51,266
                                                                             ------------
TOTAL SWEDEN ..........................................                            51,266
                                                                             ------------
SWITZERLAND - 6.92%
COMMON STOCKS - 6.92%
 Adecco SA ............................................          143,820            8,032
 Ciba Specialty Chemicals Holding,
   Incorporated .......................................          159,700           10,143
 Compagnie Financiere Richemont AG ....................          191,300            8,701
 Credit Suisse Group ..................................          589,085           34,397
 Geberit AG ...........................................            5,938            5,402
 Lonza Group AG .......................................          132,493            8,343
 Nestle SA ............................................           78,110           22,912
 Novartis AG ..........................................          594,330           32,635
 Swiss Reinsurance ....................................          232,040           17,252
 Syngenta AG * ........................................           71,951            9,145
 UBS AG ...............................................           68,050            7,399
 Zurich Financial Services AG .........................          104,100           22,799
                                                                             ------------
TOTAL COMMON STOCKS ...................................                           187,160
                                                                             ------------
TOTAL SWITZERLAND .....................................                           187,160
                                                                             ------------
UNITED KINGDOM - 22.91%
COMMON STOCKS - 22.91%
 Alliance Unichem plc .................................          409,450            6,137
 AMVESCAP plc .........................................          353,530            3,230
 Anglo American PLC ...................................          221,595            8,515
 Aviva plc ............................................          902,640           11,570
 BAA plc ..............................................          698,207            7,763
 BAE Systems plc ......................................        4,609,540           34,196



                             See accompanying notes

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES             VALUE
                                                            ------------      ------------
                                                                 (DOLLARS IN THOUSANDS)
 Barclays plc .........................................        1,252,400      $     13,390
 Barratt Development plc ..............................          567,300            10,067
 Boots Group PLC * ss. ................................          637,725             7,215
 BP plc ...............................................        2,757,820            33,166
 British American Tobacco Industries plc ..............          847,808            19,110
 British Sky Broadcasting Group plc ...................          786,860             6,803
 BT Group plc .........................................        1,602,643             5,859
 Cadbury Schweppes plc ................................        1,838,870            18,058
 Centrica plc .........................................        4,186,095            19,865
 Compass Group plc ....................................        3,539,535            13,963
 Diageo plc ...........................................        1,268,243            18,873
 Drax Group PLC * .....................................          300,300             3,291
 GKN plc ..............................................        1,597,018             8,438
 GlaxoSmithKline plc ..................................        1,986,880            50,828
 HBOS plc .............................................          551,875             9,705
 HBSC Holdings plc ....................................          297,600             4,984
 HSBC Holdings plc * ..................................          580,469             9,645
 Imperial Tobacco Group plc ...........................          344,340            10,242
 J. Sainsbury plc .....................................        1,377,134             7,374
 Kingfisher plc .......................................        2,199,968             9,295
 Marks and Spencer Group plc ..........................        1,358,500            11,745
 National Grid plc ....................................        1,356,178            13,885
 Pearson plc * ........................................          476,710             6,174
 Prudential plc .......................................        1,036,550            10,511
 Rentokil Initial plc .................................        1,495,670             4,304
 Reuters Group plc ....................................        1,184,372             9,234
 Rolls-Royce plc ......................................        1,128,050             8,710
 Royal Bank of Scotland Group plc .....................        1,627,632            50,383
 Royal Dutch Shell plc, ADR ...........................           13,600               926
 Royal Dutch Shell plc, B Shares ......................          801,629            28,750
 Royal Dutch Shell plc, A Shares ......................          813,214            27,689
 Shire PLC * ..........................................          378,040             6,070
 Smiths Group plc .....................................          455,630             8,041
 Standard Chartered plc ...............................          184,450             4,578
 Tate & Lyle plc ......................................          994,477            10,190
 TI Automotive * # ....................................          681,500                --
 Unilever plc .........................................        1,883,221            19,800
 Vodafone Group plc ...................................       18,589,337            39,023
 Yell Group plc .......................................          843,830             7,997
                                                                              ------------
TOTAL COMMON STOCKS ...................................                            619,592
                                                                              ------------
TOTAL UNITED KINGDOM ..................................                            619,592
                                                                              ------------
UNITED STATES - 0.11%
COMMON STOCKS - 0.11%
 News Corporation .....................................          189,580             2,988
                                                                              ------------
TOTAL COMMON STOCKS ...................................                              2,988
                                                                              ------------
TOTAL UNITED STATES ...................................                              2,988
                                                                              ------------
SHORT TERM INVESTMENTS - 9.77%
 American Beacon Enhanced Cash Trust,
    + ++ ..............................................       72,179,722            72,180
 American Beacon Money Market Select Fund,
    + ++ ..............................................      192,151,004           192,151
                                                                              ------------
TOTAL SHORT TERM INVESTMENTS ..........................                            264,331
                                                                              ------------
TOTAL INVESTMENTS 102.76% - (COST $2,150,192) .........                          2,779,362
LIABILITIES, NET OF OTHER ASSETS - (2.76%) ............                            (74,522)
                                                                              ------------
TOTAL NET ASSETS - 100.00% ............................                       $  2,704,840
                                                                              ============



                             See accompanying notes

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

----------

# Valued at fair value pursuant to procedures approved by the Board of Trustees.

*     Non-income producing security.

ss.   All or a portion of this security is on loan at January 31, 2006.

+     The Fund/Trust is affiliated by having the same investment advisor.

++ All or a portion of this security is purchased with cash collateral for securities loaned.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,618 or 0.32% of net assets.

@ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

At January 31, 2006 the aggregate cost of investments for federal income tax purposes is $ 2,163,669 and the net unrealized appreciation of investments based on that cost is $ 615,693 which is comprised of $ 650,726 aggregate gross unrealized appreciation and $ 35,033 aggregate gross unrealized depreciation.

FUTURES CONTRACTS

                                                                                                  Unrealized
                                        No. of           Expiration            Market            Appreciation/
           Issuer                      Contracts             Date               Value            (Depreciation)
           ------                      ---------         ----------        ---------------     ----------------
France CAC 40 Index                            304              Mar-06     $    18,350,301     $       780,975
Germany DAX Index                               77              Mar-06          13,315,721             679,841
UK FTSE 100 Index                              453              Mar-06          46,235,170           1,223,146
Hang Seng Index                                 32              Feb-06           3,271,902              70,908
Italy MIB 30 Index                              33              Mar-06           7,366,014             236,968
Tokyo FE TOPIX Index                           334              Mar-06          48,845,326           2,482,594
Spain IBEX 35 Index                             53              Feb-06           7,138,576             162,370
Sweden OMX Index                               360              Feb-06           4,554,897             147,285
Canada S&PCDA 60 Index                         125              Mar-06          14,740,226             792,006
Australia SPI Index                            109              Mar-06          10,149,974             520,478
Netherlands 200 AEX Index                       59              Feb-06           6,459,394             178,283
                                                                           ---------------     ---------------
                                                                           $   180,427,501     $     7,274,854
                                                                           ===============     ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


CONTRACTS TO DELIVER
(AMOUNTS IN THOUSANDS)                     SETTLEMENT         MARKET        UNREALIZED
                                              DATE            VALUE         GAIN/(LOSS)
                                          -------------     ----------     ------------
   11,326     Australian Dollar             3/16/2006       $    8,578     $        122
   16,324     Canadian Dollar               3/16/2006           14,349              238
   17,377     Swiss Franc                   3/16/2006           13,653              257
   41,228     Euro Currency                 3/16/2006           50,230              966
   25,571     Pound Sterling                3/16/2006           45,496              714
 5,624,830    Japanese Yen                  3/16/2006           48,220              215
   34,261     Swedish Krona                 3/16/2006            4,526              155
                                                            ----------     ------------
Total contracts to deliver
(Receivable amount $187,719)                                $  185,052     $      2,667
                                                            ==========     ============



                             See accompanying notes

CONTRACTS TO RECEIVE

(AMOUNTS IN THOUSANDS)                     SETTLEMENT         MARKET        UNREALIZED
                                              DATE            VALUE         GAIN/(LOSS)
                                          -------------     ----------     ------------
    2,236     Australian Dollar             3/16/2006       $    1,694     $        (71)
    2,885     Canadian Dollar               3/16/2006            2,536              (58)
    2,650     Swiss Franc                   3/16/2006            2,082              (49)
    7,500     Euro Currency                 3/16/2006            9,138             (205)
    4,600     Pound Sterling                3/16/2006            8,184             (211)
 1,016,000    Japanese Yen                  3/16/2006            8,710              105
    6,000     Swedish Krona                 3/16/2006              793              (37)
                                                            ----------     ------------
Total contracts to receive
(Payable amount $32,611)                                    $   33,137     $       (526)
                                                            ==========     ============
Net Currency Flux                                                          $      2,141
                                                                           ============



Industry Diversification

	                                Percent of Net Assets
                                        ---------------------
Consumer Discretionary	                       12.46%
Consumer Staples	                        6.80%
Energy	                                        8.00%
Financials	                               25.28%
Health Care	                                7.45%
Industrials	                               10.64%
Information Technology	                        5.21%
Materials	                                5.40%
Short-Term Investments	                        9.77%
Telecommunications Services	                7.61%
Utilities	                                4.14%
Liabilities, Net of Other Assets	       -2.76%
	                                   ----------
					      100.00%
                                           ==========


                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                               (DOLLARS IN THOUSANDS)
AUSTRIA - 0.18%
COMMON STOCKS - 0.18%
 Raiffeisen International Bank-Holding
   AG * ...............................................            3,621     $        262
                                                                             ------------
TOTAL COMMON STOCKS ...................................                               262
                                                                             ------------
TOTAL AUSTRIA .........................................                               262
                                                                             ------------
BRAZIL - 12.34%
COMMON STOCKS - 8.81%
 Banco Itau Holding Financeira S.A., ADR ..............           42,060            1,281
 Brasil Telecom Participacoes S.A.,
   ADR # ..............................................           17,100              609
 Centrais Eletricas Brasileiras S.A. ..................        5,276,500               95
 Companhia Brasileira de Distribuicao
   Group, ADR # .......................................            6,000              226
 Companhia de Saneamento Basico do Estado
   de Sao Paulo .......................................        4,879,400              406
 Companhia de Saneamento Basico do Estado
   de Sao Paulo, ADR # ................................            9,500              197
 Companhia Paranaense de Energia, ADR # ...............           22,300              207
 Companhia Vale do Rio Doce, ADR # ....................           28,864            1,281
 Companhia Vale Do Rio Doce, ADR ......................            2,700              138
 CPFL Energia S.A. ....................................           20,100              284
 Empresa Brasileira de Aeronautica S.A.
   (Embraer), ADR # ...................................           14,170              576
 Gerdau S.A., ADR # ...................................            7,150              156
 Grendene S.A. ........................................           22,200              225
 Petroleo Brasileiro S.A., A Shares, ADR ..............           17,316            1,493
 Petroleo Brasileiro S.A., ADR ........................           33,992            3,212
 Tele Norte Leste Participacoes S.A.,
   ADR ................................................           11,900              211
 Telecomunicacoes Brasileiras S.A., ADR ...............            1,130               40
 Telesp Celular Participacoes S.A. * ..................            1,923                9
 Tractebel Energia S.A. ...............................           19,500              138
 Ultrapar Participacoes SA, ADR # .....................            4,400               66
 Unibanco - Uniao de Bancos Brasileiros
   S.A., ADR ..........................................           14,375            1,211
 Unibanco - Uniao de Bancos Brasileiros
   S.A. ...............................................            7,689              129
 Votorantim Celulose e Papel S.A., ADR # ..............           23,000              287
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            12,477
                                                                             ------------
PREFERRED STOCKS - 3.53%
 All America Latina Logistica S.A. ....................            5,180              281
 Banco Itau Holding Financeira S.A. ...................           10,000              304
 Centrais Eletricas Brasileiras S.A. ..................       11,874,700              225
 Companhia de Tecidos Norte de Minas ..................        3,631,700              427
 Companhia Energetica de Minas Gerais .................       10,457,370              504
 Companhia Paranaense de Energia ......................       42,165,300              386
 Companhia Vale do Rio Doce ...........................            1,876               83
 Duratex S.A. .........................................           16,618              263
 Embratel Participacoes S.A. * ........................      122,891,670              328
 Gerdau S.A. ..........................................           14,100              306
 Itausa - Investimentos Itau S.A. .....................           76,369              311
 Klabin S.A. ..........................................           81,400              159
 Perdigao S.A. ........................................            6,000              263
 Petrol Brasileiro S.A. ...............................            3,460               73
 Telemar Norte Leste S.A. .............................            6,200              167
 Telemig Celular Participacoes S.A. ...................      141,861,789              353
 Telesp - Telecommunicacoes de Sao Paulo
   S.A. ...............................................           16,792              398
 Telesp Celular Participacoes S.A. * ..................           35,668              172
                                                                             ------------
TOTAL PREFERRED STOCKS ................................                             5,003
                                                                             ------------
TOTAL BRAZIL ..........................................                            17,480
                                                                             ------------
CHILE - 0.46%
COMMON STOCKS - 0.46%
 Banco Santander-Chile S.A., ADR # ....................            3,400              169
 Grupo Enersis S.A., ADR ..............................           39,420              478
                                                                             ------------
TOTAL COMMON STOCKS ...................................                               647
                                                                             ------------
TOTAL CHILE ...........................................                               647
                                                                             ------------
CHINA - 3.26%
COMMON STOCKS - 3.26%
 BYD Company Limited # ................................           92,000              191
 China Construction Bank *ss. .........................          954,000              376
 China Life Insurance Company Limited * # .............          260,000              262
 China Petroleum & Chemical Corporation ...............          891,200              544
 China Ping'an Insurance Company Ltd ..................          112,000              249
 China Telecom Corporation Limited * # ................        1,416,600              537
 Huandian Power International Corporation .............        1,659,800              499
 Huaneng Power International,
   Incorporated # .....................................          375,900              265
 PetroChina Company Ltd. # ............................          912,000              895
 PICC Property and Casualty Company Ltd. # ............          163,100               54
 Sinotrans Ltd ........................................          550,000              216
 Weiqiao Textile Company Ltd ..........................          140,000              216
 Yanzhou Coal Mining Company Ltd. # ...................          419,300              320
                                                                             ------------
TOTAL COMMON STOCKS ...................................                             4,624
                                                                             ------------
TOTAL CHINA ...........................................                             4,624
                                                                             ------------
CZECH REPUBLIC - 0.13%
COMMON STOCKS - 0.13%
 Central European Media Enterprises
   Limited * ..........................................            3,100              187
                                                                             ------------
TOTAL COMMON STOCKS ...................................                               187
                                                                             ------------
TOTAL CZECH REPUBLIC ..................................                               187
                                                                             ------------
HONG KONG - 3.33%
COMMON STOCKS - 3.33%
 Agile Property Holdings Limited * ....................           34,000               20
 Asia Aluminum Holdings Limited .......................          978,000               95

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2006 (Unaudited)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                               (DOLLARS IN THOUSANDS)
 Brilliance China Automotive Holdings
   Limited # ..........................................          646,000     $        113
 China Mobile (Hong Kong) Limited .....................          156,600              766
 China Resource Power Holdings Company
   Limited ............................................          266,000              172
 China Resources Enterprises Limited # ................           47,900              102
 China Unicom Limited * ...............................          200,000              179
 CNOOC Limited # ......................................          409,100              345
 Denway Motors Limited # ..............................        1,382,600              568
 Global Bio-chem Technology Group Company
   Limited # ..........................................        1,074,000              591
 Gome Electrical Appliances Holdings
   Limited # ..........................................          487,000              380
 The Grande Holdings Limited ..........................           91,000               69
 Hopewell Highway Infrastructure Ltd ..................          169,000              121
 Kingboard Chemical Holdings Ltd ......................           66,000              214
 Moulin Global Eyecare Holdings Ltd * ^................           96,000               --
 Panva Gas Holdings Ltd * .............................          110,000               57
 Shanghai Industrial Holdings Ltd .....................          204,500              442
 Shougang Concord Century Holdings Limited ............          537,000               39
 Texwinca Holdings Ltd ................................           84,000               63
 TPV Technology Ltd ...................................          272,000              315
 Victory City International Holdings Ltd ..............          169,000               59
                                                                             ------------
TOTAL COMMON STOCKS ...................................                             4,710
                                                                             ------------
TOTAL HONG KONG .......................................                             4,710
                                                                             ------------
HUNGARY - 0.86%
COMMON STOCKS - 0.86%
 Gedeon Richter Rt. ...................................            3,095              647
 Magyar Tavkozlesi Rt. ................................          119,700              565
                                                                             ------------
TOTAL COMMON STOCKS ...................................                             1,212
                                                                             ------------
TOTAL HUNGARY .........................................                             1,212
                                                                             ------------
INDIA - 7.56%
COMMON STOCKS - 7.56%
 ABB Limited ..........................................            5,500              314
 Aventis Pharma Limited ...............................            4,000              154
 Bharat Electronics Limited ...........................           21,000              861
 Bharat Petroleum Corporation Limited .................           52,533              492
 CIPLA * ..............................................           17,750              177
 Container Corporation * ..............................            5,900              179
 Doctor Reddy's Laboratories Limited,
   ADR ................................................           17,800              456
 Doctor Reddy's Laboratories Limited * ................            5,300              135
 GAIL (India) Limited * ...............................           21,900              144
 GAIL (India) Limited, GDR ss. ........................            7,600              298
 Gammon India Limited * ...............................            5,000               50
 Glenmark Pharmaceuticals Limited .....................           17,000              118
 Gujarat Ambuja Cements Ltd ...........................           15,500               31
 Gujarat Ambuja Cements Ltd, GDR ......................           79,750              155
 HCL Technologies Ltd * ...............................            5,000               71
 HDFC Bank Ltd ........................................           13,000              225
 Hero Honda Motors Ltd * ..............................           14,200              275
 Hindalco Industries Ltd, GDR ss. .....................          181,250              662
 Hindalco Industries Ltd * ............................           40,000              150
 Hindalco Industries Ltd, GDR * .......................           40,000              122
 Hindustan Lever Ltd ..................................           49,500              218
 Hindustan Petroleum Corporation Ltd * ................           73,800              514
 Housing Development Finance Corporation
   Ltd ................................................            8,700              265
 ICICI Bank Ltd, ADR ..................................            4,600              145
 Infosys Technologies Ltd * ...........................            6,700              438
 ITC Ltd ..............................................           39,000              137
 ITC Ltd, GDR .........................................           22,500               79
 Mahanagar Telephone Nigam Limited ....................          219,070              703
 Mahindra & Mahindra Limited ..........................           21,500              273
 Oil and Natural Gas Corporation Ltd ..................           14,224              399
 Punj Lloyd Ltd * .....................................            3,382               87
 Punjab National Bank Ltd .............................           15,000              158
 Reliance Capital Ventures Ltd * T ^ ..................           49,000               27
 Reliance Communications Ventures Ltd * T ^ ...........           49,000              157
 Reliance Energy Ventures Ltd * T ^ ...................           49,000               53
 Reliance Industries Ltd ..............................           49,000              793
 Reliance Natural Resources Ltd * T ...................           49,000                6
 Siemens India Limited ................................            2,200              224
 State Bank of India, GDR ss. .........................           12,800              591
 UTI Bank Ltd .........................................           10,000               76
 UTI Bank Ltd, GDR ....................................           14,000              102
 Wipro Limited * ......................................           16,500              198
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            10,712
                                                                             ------------
TOTAL INDIA ...........................................                            10,712
                                                                             ------------
INDONESIA - 1.23%
COMMON STOCKS - 1.23%
 Bank Central Asia ....................................           85,500               33
 PT Astra International Tbk ...........................           55,900               62
 PT Bank Mandiri ......................................        2,059,000              391
 PT Bank Rakyat Indonesia .............................          182,000               66
 PT Gudang Garam Tbk ..................................          249,000              287
 PT Indofood Sukses Makmur Tbk ........................        2,409,700              226
 PT Perusahaan Gas Negara .............................           78,500               70
 PT Telekomunikasi Indonesia Tbk ......................          894,000              601
                                                                             ------------
TOTAL COMMON STOCKS ...................................                             1,736
                                                                             ------------
TOTAL INDONESIA .......................................                             1,736
                                                                             ------------
ISRAEL - 0.45%
COMMON STOCKS - 0.45%
 Bank Hapoalim Limited ................................           35,580              163
 Bank Leumi le-Israel B.M. ............................           39,500              148
 Supersol Ltd .........................................           68,500              191

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                               (DOLLARS IN THOUSANDS)
 Taro Pharmaceutical Industries Ltd * # ...............            9,200     $        137
                                                                             ------------
TOTAL COMMON STOCKS ...................................                               639
                                                                             ------------
TOTAL ISRAEL ..........................................                               639
                                                                             ------------
MALAYSIA - 2.63%
COMMON STOCKS - 2.63%
 AMMB Holdings Berhad .................................          313,700              231
 Bandar Raya Developments Berhad ......................           77,000               20
 Commerce Asset-Holding Berhad ........................          306,000              453
 Gamuda Berhad ........................................          328,500              290
 Genting Berhad .......................................           81,500              498
 IOI Corporation Berhad ...............................           28,000               94
 Kuala Lumpur Kepong Berhad ...........................           84,700              201
 Malayan Banking Berhad ...............................          114,200              329
 Maxis Communications Berhad ..........................           85,100              195
 MK Land Holdings Berhad ..............................          103,300               16
 Resorts World Berhad .................................          157,300              526
 Road Builder (M) Holdings Berhad .....................           64,000               24
 Sime Darby Berhad ....................................          424,600              702
 Tenaga Nasional Berhad ...............................           50,000              142
                                                                             ------------
TOTAL COMMON STOCKS ...................................                             3,721
                                                                             ------------
TOTAL MALAYSIA ........................................                             3,721
                                                                             ------------
MEXICO - 8.22%
COMMON STOCKS - 8.22%
 America Movil, S.A. de C.V., ADR .....................           68,565            2,313
 Cemex S.A. de C.V ....................................           42,336              279
 Coca-Cola Femsa, S.A. de C.V., ADR # .................           30,535              912
 Controladora Commercial Mexicana S.A. de
   C.V ................................................          391,200              690
 Desc S.A. de C.V. * ..................................          101,000              119
 Embotelladoras Arca S.A ..............................           35,000               87
 Empresas ICA S.A. de C.V. * ..........................           31,584              100
 Empresas ICA Sociedad Controladora SA de
   CV, ADR * # ........................................              900               34
 Fomento Economico Mexicano S.A. de C.V.,
   ADR ................................................            8,480              664
 Grupo Aeroportuario del Sureste S.A. de
   C.V., ADR # ........................................           11,380              355
 Grupo Continential, S.A ..............................          196,650              330
 Grupo Televisa, S.A., ADR ............................           20,200            1,688
 Kimberly-Clark de Mexico, S.A. de C.V ................          178,720              649
 Telefonos de Mexico, S.A. de C.V., ADR ...............           57,080            1,355
 Wal-Mart de Mexico, S.A. de C.V., ADR # ..............            4,126              240
 Wal-Mart de Mexico, S.A. de C.V. * ...................          314,029            1,830
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            11,645
                                                                             ------------
TOTAL MEXICO ..........................................                            11,645
                                                                             ------------
MOROCCO - 0.29%
COMMON STOCKS - 0.29%
 Banque Maroc du Commerce Exterieur ...................            2,300              235
 ONA (Omnium Nord Africain) ...........................            1,300              172
                                                                             ------------
TOTAL COMMON STOCKS ...................................                               407
                                                                             ------------
TOTAL MOROCCO .........................................                               407
                                                                             ------------
PERU - 0.14%
COMMON STOCKS - 0.14%
 Credicorp, Limited * .................................            6,600              197
                                                                             ------------
TOTAL COMMON STOCKS ...................................                               197
                                                                             ------------
TOTAL PERU ............................................                               197
                                                                             ------------
PHILIPPINES - 0.53%
COMMON STOCKS - 0.53%
 ABS-CBN Broadcasting Corporation * ...................          261,800               60
 Banco De Oro Universal Bank, GDR * ss. ...............           14,600              195
 Bank of the Philippine Islands .......................          244,936              277
 Manila Electric Company * ............................          279,400              121
 SM Prime Holdings ....................................          674,000              101
                                                                             ------------
TOTAL COMMON STOCKS ...................................                               754
                                                                             ------------
TOTAL PHILIPPINES .....................................                               754
                                                                             ------------
POLAND - 2.21%
COMMON STOCKS - 2.21%
 Agora SA * ...........................................           11,286              228
 Bank Millennium S.A ..................................           77,976              147
 Bank Pekao SA ........................................            7,047              393
 Central European Distribution
   Corporation * # ....................................            8,400              323
 Polski Koncern Naftowy Orlen S.A .....................            7,343              149
 Powszechna Kasa Oszczednosci Bank Polski .............           92,910              933
 Telekomunikacja Polska SA ............................           52,523              386
 Telekomunikacja Polska SA, GDR .......................            3,100               23
 TVN SA * .............................................           21,212              547
                                                                             ------------
TOTAL COMMON STOCKS ...................................                             3,129
                                                                             ------------
TOTAL POLAND ..........................................                             3,129
                                                                             ------------
RUSSIA - 6.02%
COMMON STOCKS - 6.02%
 Efes Breweries International NV * ....................            7,582              286
 Highland Gold Mining Ltd .............................           59,700              319
 LUKOIL Oil Company, ADR ..............................           63,988            4,908
 Mobile Telesystems, ADR ..............................           21,500              806
 Mobile Telesystems, GDRss ............................            7,200              269
 Novolipetsk Steel, GDR * # ss. .......................           11,300              167
 RAO Gazprom, ADR # ...................................           11,500              984
 RAO Gazprom, ADR .....................................            3,500              300
 Vimpel Communications, ADR * # .......................            3,800              178
 Wimm-Bill-Dann Foods, ADR * ..........................           13,500              316
                                                                             ------------
TOTAL COMMON STOCKS ...................................                             8,533
                                                                             ------------
TOTAL RUSSIA ..........................................                             8,533
                                                                             ------------

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                               (DOLLARS IN THOUSANDS)
SOUTH AFRICA - 10.82%
COMMON STOCKS - 10.82%
 Absa Group Limited ...................................            7,200     $        133
 African Bank Investments Limited .....................          122,040              571
 Alexander Forbes Limited .............................          138,587              372
 Aspen Pharmacare Holdings Limited ....................           40,520              274
 Aveng Limited ........................................          310,700            1,054
 Bidvest Group Limited ................................           31,604              525
 Harmony Gold Mining Company Ltd,
   ADR * # ............................................           31,387              585
 Harmony Gold Mining Company Ltd * ....................           22,329              408
 Illovo Sugar Ltd .....................................           34,500               83
 Impala Platinum Holdings Ltd .........................            2,929              508
 JD Group Ltd .........................................           44,840              636
 MTN Group Ltd ........................................           90,990              947
 Murray & Roberts Holdings Ltd ........................            2,790               10
 Nampak Ltd ...........................................          224,900              631
 Naspers Ltd ..........................................           52,050            1,117
 Nedcor Ltd ...........................................           66,567            1,175
 Network Healthcare Holdings Ltd ......................          165,600              224
 Pretoria Portland Cement Company Ltd .................            6,300              347
 Sanlam Limited .......................................          260,060              691
 Sappi Limited ........................................           70,100              937
 Sasol Limited ........................................           22,030              905
 Shoprite Holdings Limited ............................          162,000              518
 Standard Bank Group Ltd ..............................           66,631              902
 Steinhoff International Holdings Ltd .................          188,079              654
 Tiger Brands Ltd .....................................           31,187              823
 Woolworths Holdings Ltd ..............................          114,300              298
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            15,328
                                                                             ------------
TOTAL SOUTH AFRICA ....................................                            15,328
                                                                             ------------
SOUTH KOREA - 14.60%
COMMON STOCKS - 14.09%
 Amore Cosmetic Pacific, Inc ..........................              390              139
 Cheil Industries, Incorporated .......................            5,780              205
 Daelim Industrial Company Limited ....................            6,490              538
 Daewoo Heavy Industries and Machinery
   Limited ............................................            7,630              127
 Doosan Heavy Industries and Construction
   Limited ............................................           10,550              381
 Hanjin Heavy Industries & Construction
   Company Ltd ........................................            6,980              170
 Hankook Tire Company Ltd .............................           12,680              168
 Hanmi Pharmaceutical Company Ltd .....................              997              119
 Hyundai Department Store Company Ltd .................              380               43
 Hyundai Mobis ........................................            2,540              220
 Hyundai Motor Company Ltd ............................           11,180            1,011
 Industrial Bank of Korea .............................           11,870              211
 Kangwon Land Incorporated ............................            6,501              137
 Kookmin Bank .........................................           18,521            1,471
 Kookmin Bank, ADR ....................................            4,450              355
 Korea Electric Power Corporation .....................           20,085              864
 Korea Zinc Company Ltd ...............................            3,450              208
 KT Corporation, ADR ..................................           38,400              811
 KT&G Corporation .....................................            8,330              403
 Kumho Tire Company, Incorporated,
   GDR * ss. ..........................................            9,900               79
 Kumho Tire Company, Incorporated .....................           26,890              401
 LG Chemical ..........................................            9,390              525
 LG Construction Company ..............................            7,260              367
 LG Electronics, Incorporated .........................           10,920              945
 LG Philips LCD Company Limited * .....................            1,530               70
 Lotte Shopping Company Limited, GDR * ss. ............           17,300              358
 NHN Corporation ......................................            1,130              332
 Orion Corporation ....................................            1,305              350
 POSCO ................................................            2,780              635
 POSCO, ADR ...........................................            4,770              274
 Pusan Bank ...........................................           11,050              141
 Samsung Electro Mechanics Company
   Limited * ..........................................            7,940              316
 Samsung Electronics Company Ltd @ ....................            4,280            3,283
 Samsung Fire & Marine Insurance Company
   Ltd ................................................            2,250              296
 Samsung SDI Company Limited ..........................            5,170              519
 Shinhan Financial Group Company Limited ..............           12,630              537
 SK Corporation .......................................           15,530              958
 SK Telecom Company Ltd ...............................            1,668              332
 SK Telecom Company Ltd, ADR ..........................           50,980            1,184
 S-Oil Corporation ....................................              640               46
 Woongjin Coway Company Ltd ...........................            8,020              223
 Woori Finance Holdings Company Ltd ...................           10,110              199
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            19,951
                                                                             ------------
PREFERRED STOCKS - 0.51%
 Hyundai Motor Company ................................            3,340              189
 Samsung Electronics Company Ltd ......................              920              540
                                                                             ------------
TOTAL PREFERRED STOCKS ................................                               729
                                                                             ------------
TOTAL SOUTH KOREA .....................................                            20,680
                                                                             ------------
TAIWAN - 11.17%
COMMON STOCKS - 11.17%
 Accton Technology Corporation * ......................          195,396              112
 Acer, Incorporated ...................................           78,000              179
 Advanced Semiconductor Engineering,
   Incorporated .......................................          453,119              398
 AU Optronics Corp ....................................          486,630              744
 Benq Corporation .....................................          368,550              385
 Cathay Financial Holding Company Limited .............          147,000              275

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                               (DOLLARS IN THOUSANDS)
Chang Hwa Commercial Bank .............................          518,000     $        290
Cheng Shin Industries .................................           82,694               64
China Motor Company ...................................          366,860              431
China Steel Corporation ...............................          325,000              275
Chinatrust Financial Holding Company
  Limited .............................................          593,572              482
Chunghwa Telecom Company Limited, ADR .................           24,600              458
Compal Electronics, Incorporated ......................        1,037,346              970
CTCI Corporation ......................................           79,197               36
Delta Electronics, Incorporated .......................          188,682              398
Elan Microelectronics Corporation .....................          193,873               97
Far EasTone Telecommunication Company
  Limited .............................................           98,000              115
First Financial Holding Company Limited ...............        1,058,250              777
Formosa Chemicals & Fibre Corporation .................          226,000              377
Formosa Petrochemical Corporation .....................          100,000              185
Fubon Financial Holding Company Limited ...............          207,000              182
High Tech Computer Corporation ........................           15,000              325
Hon Hai Precision Industry Company Ltd ................          102,172              695
Kaulin Manufacturing Company Ltd ......................           51,397               46
Largan Precision Company Limited ......................           16,158              312
Nien Hsing Textile Company Ltd ........................          235,000              160
Nien Made Enterprise Company Ltd ......................           41,000               52
Optimax Technology Corporation ........................          216,090              285
Phoenix Precision Technology Corporation ..............           55,000              146
Polaris Securities Company Limited ....................          145,234               67
Powerchip Semiconductor Corporation * .................          317,000              208
Quanta Computer, Inc ..................................          670,712              994
Radiant Opto-Electronics Corporation ..................           40,178               94
Shin Kong Financial Holding Company
  Limited .............................................          497,743              403
SinoPac Holdings * ....................................        1,347,987              707
Sunplus Technology Company Ltd ........................          235,007              281
Taishin Financial Holdings Company Ltd ................          310,976              179
Taiwan Cellular Corporation * .........................          537,635              488
Taiwan Semiconductor Manufacturing
  Company Ltd .........................................          205,000              414
Tsann Keun Enterprise Company Ltd .....................           95,720              156
Uni-President Enterprises Corporation .................          156,000               90
United Microelectronics Corporation ...................        2,924,366            1,672
United Microelectronics Corporation,
  ADR # ...............................................           21,900               72
Wan Hai Lines Limited .................................           16,000               11
Wistron Corporation * .................................          168,000              227
Yaego Corporation * ...................................        1,303,000              504
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            15,818
                                                                             ------------
TOTAL TAIWAN ..........................................                            15,818
                                                                             ------------
THAILAND - 2.39%
COMMON STOCKS - 2.39%
 Advanced Info Services PCL ...........................           84,400              223
 Asian Property Development Company
   Limited ............................................          541,600               51
 Bangkok Bank PCL .....................................           70,800              226
 CH. Karnchang Public Company Limited ^ ...............          188,900               62
 Charoen Pokphand Foods PCL ^ .........................        1,194,900              176
 CP Seven Eleven PCL ^ ................................        1,123,700              196
 Delta Electronics PCL ................................          193,000               90
 Italian-Thai Development PCL ^ .......................          288,800               65
 Kasikornbank PCL .....................................          267,300              494
 Krung Thai Bank PCL ..................................        1,449,700              443
 Lalin Property PCL ^ .................................          148,400               25
 Land & Houses PCL ....................................          354,400               90
 MBK Public Company Ltd ^ .............................           29,000               35
 PTT Exploration and Production Public
   Company Ltd ^ ......................................            4,900               72
 PTT Public Company Ltd ...............................           39,600              254
 Siam Commercial Bank PCL .............................          351,100              510
 Siam Makro PCL ^ .....................................           70,200              132
 Thai Oil PCL * .......................................           50,900               86
 Total Access Communications * # ......................           45,000              153
                                                                             ------------
TOTAL COMMON STOCKS ...................................                             3,383
                                                                             ------------
TOTAL THAILAND ........................................                             3,383
                                                                             ------------
TURKEY - 3.11%
COMMON STOCKS - 3.11%
 Akcansa Cimento A.S ..................................           36,610              277
 BIM Birlesik Magazalar A.S. * ........................           13,280              407
 Dogan Yayin Holding * ................................           93,729              440
 Enka Insaat ve Sanayi A.S ............................           42,338              504
 Haci Omer Sabanci Holding A.S ........................           59,300              458
 Hurriyet Gazetecilik ve Matbaacilik A.S ..............           62,663              261
 Tupras-Turkiye Petrol Rafinerileri A.S ...............           18,203              379
 Turkiye Garanti Bankasi A.S. * .......................          162,892              753
 Turkiye Is Bankasi (Isbank) * ........................           22,000              200
 Turkiye Vakiflar Bankasi T.A.O. * ....................           30,100              187
 Yapi ve Kredi Bankasi A.S. * .........................           96,473              537
                                                                             ------------
TOTAL COMMON STOCKS ...................................                             4,403
                                                                             ------------
TOTAL TURKEY ..........................................                             4,403
                                                                             ------------
UNITED KINGDOM - 0.15%
COMMON STOCKS - 0.15%
 Old Mutual ...........................................           63,955              219
                                                                             ------------
TOTAL COMMON STOCKS ...................................                               219
                                                                             ------------
TOTAL UNITED KINGDOM ..................................                               219
                                                                             ------------

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                               (DOLLARS IN THOUSANDS)
SHORT TERM INVESTMENTS - 14.69%
 American Beacon Enhanced Cash Trust,
    + ++ ..............................................        7,333,607     $      7,334
 American Beacon Money Market Select Fund,
    + ++ ..............................................       12,894,669           12,894

                                                                PAR
                                                               AMOUNT
                                                            ------------


 U.S. Treasury Bill,
         Zero Coupon, Due 3/9/2006 ....................              575              573
                                                                             ------------

TOTAL SHORT TERM INVESTMENTS ..........................                            20,801
                                                                             ------------

TOTAL INVESTMENTS 106.77% - (COST $107,337) ...........                           151,227
LIABILITIES, NET OF OTHER ASSETS - (6.77%) ............                            (9,587)
                                                                             ------------

TOTAL NET ASSETS - 100.00% ............................                      $    141,640
                                                                             ============

----------

#        All or a portion of this security is on loan at January 31, 2006.

*        Non-income producing security.

@ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

ss. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,995 or 2.11% of net assets.

+ All or a portion of this security is purchased with cash collateral for securities loaned.

++       The Fund/Trust is affiliated by having the same investment advisor.

T        Right

^ Valued at fair value pursuant to procedures approved by the Board of Trustees.

At January 31, 2006 the aggregate cost of investments for federal income tax purposes is $ 108,415 and the net unrealized appreciation of investments based on that cost is $ 42,812 which is comprised of $ 44,355 aggregate gross unrealized appreciation and $ 1,543 aggregate gross unrealized depreciation.

FUTURES CONTRACTS

                                                                               Unrealized
                                 No. of       Expiration        Market        Appreciation/
         Issuer                 Contracts        Date           Value         (Depreciation)
         ------                 ---------     ----------     ------------     -------------
Emini S&P 500 Index                 181         Mar 2006     $ 11,616,580     $     76,088
                                                             ------------     ------------
                                                             $ 11,616,580     $     76,088
                                                             ============     ============

                             See accompanying notes

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

CONTRACTS TO DELIVER
(AMOUNTS IN THOUSANDS)                                  SETTLEMENT         MARKET         UNREALIZED
                                                           DATE            VALUE         GAIN/(LOSS)
                                                        ----------      ------------     ------------
         10,629                South African Rand        8/14/2006      $      1,733     $       (159)

Total contracts to deliver                                              ------------     ------------
(Receivable amount $1,574)                                              $      1,733     $       (159)
                                                                        ============     ============

CONTRACTS TO RECEIVE
(AMOUNTS IN THOUSANDS)                                  SETTLEMENT         MARKET         UNREALIZED
                                                           DATE            VALUE         GAIN/(LOSS)
                                                        ----------      ------------     ------------
         16                    Hong Kong Dollar           2/1/2006      $          2               --

Total contracts to receive                                              ------------     ------------
(Payable amount $2)                                                     $          2               --
                                                                        ============     ============

Net Currency Flux                                                                        $       (159)
                                                                                         ============


Industry Diversification
	                                  Percent of Net Assets
                                          ---------------------
Consumer Discretionary	                         12.50%
Consumer Staples	                          5.75%
Energy	                                         11.44%
Financials	                                 17.37%
Health Care	                                  2.06%
Industrials	                                  9.41%
Information Technology	                         10.03%
Materials	                                  8.05%
Short-Term Investments	                         14.69%
Telecommunications Services	                 11.62%
Utilities	                                  3.85%
Liabilities, Net of Other Assets	         -6.77%
                                            ------------
	                                        100.00%
                                            ============


                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

                                                                                   PAR
                                                                                  AMOUNT            VALUE
                                                                                ------------     ------------
                                                                                   (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 97.49%
AUTO COMPONENTS - 5.39%
 ArvinMeritor, Incorporated, 8.75%, Due 3/1/2012 @.........................     $      1,000     $        990
 Asbury Automotive Group, Incorporated,
   8.00%, Due 3/15/2014 ...................................................              800              784
   9.00%, Due 6/15/2012 ...................................................            1,575            1,599
 CSK Auto Corporation, 7.00%, Due 1/15/2014 ...............................            2,045            1,866
 The Goodyear Tire & Rubber Company, 11.00%, Due 3/1/2011 .................            1,800            2,011
 Group 1 Automotive, Incorporated, 8.25%, Due 8/15/2013 ...................            1,250            1,213
 Pep Boys, Incorporated, 7.50%, Due 12/15/2014 @...........................            2,650            2,345
 Stanadyne Corporation, 10.00%, Due 8/15/2014 .............................            1,000              960
 Tenneco, Incorporated,
   8.625%, Due 11/15/2014 @................................................            1,000            1,005
   10.25%, Due 7/15/2013 ..................................................              500              560
 TriMas Corporation, 9.875%, Due 6/15/2012 ................................            2,300            1,967
 United Components, Incorporated, 9.375%, Due 6/15/2013 ...................            2,250            2,244
                                                                                                 ------------
                                                                                                       17,544
                                                                                                 ------------
COMMERCIAL SERVICES - 3.22%
 Iron Mountain, Incorporated, 6.625%, Due 1/1/2016 ........................            2,000            1,880
 NationsRent Companies, 9.50%, Due 5/1/2015 ...............................            2,600            2,769
 Navistar International Transportation Corporation,
   6.25%, Due 3/1/2012 ....................................................              775              725
   7.50%, Due 6/15/2011 @..................................................            1,650            1,633
 United Rentals North America, Incorporated, 6.50%, Due 2/15/2012 @........            2,500            2,462
 WH Holdings (Cayman Islands) Limited, 9.50%, Due 4/1/2011 ................              950            1,024
                                                                                                 ------------
                                                                                                       10,493
                                                                                                 ------------
COMMUNICATIONS - 12.03%
 Cadmus Communications Corporation, 8.375%, Due 6/15/2014 .................            1,700            1,717
 Charter Communications Holdings,
   10.25%, Due 9/15/2010 ..................................................            1,675            1,648
   11.00%, Due 10/1/2015 * ................................................              518              426
 Charter Communications Operations, 8.375%, Due 4/30/2014 * ...............            1,150            1,149
 CSC Holdings, Incorporated,
   7.25%, Due 7/15/2008 ...................................................            2,150            2,155
   10.50%, Due 5/15/2016 ..................................................            1,500            1,596
 Dex Media, Incorporated,
   Zero Coupon, Due 11/15/2013 # ..........................................            1,036              855
   Zero Coupon, Due 11/15/2013 # ..........................................            1,250            1,031
   9.875%, Due 8/15/2013 ..................................................            1,000            1,104
 Dobson Cellular Systems, Incorporated, 9.00%, Due 11/1/2011 # ............            1,250            1,300
 Echostar DBS Corporation,
   6.625%, Due 10/1/2014 @.................................................            5,000            4,850
   7.125%, Due 2/1/2016 * .................................................              500              493
 FTD, Incorporated, 7.75%, Due 2/15/2014 ..................................              923              921
 Houghton Mifflin Company, 8.25%, Due 2/1/2011 ............................            1,350            1,404
 Insight Communications, Incorporated, Zero Coupon, Due 2/15/2011 .........            2,375            2,506
 Intelsat Limited,
   5.25%, Due 11/1/2008 ...................................................            1,900            1,738
   7.625%, Due 4/15/2012 @.................................................            1,400            1,134
   8.625%, Due 1/15/2015 * ................................................              500              501
 The Interpublic Group of Companies, Incorporated, 6.25%, Due 11/15/2014 ..            4,000            3,470
 Kabel Deutschland GMBH, 10.625%, Due 7/1/2014 * ..........................            2,825            2,966
 L-3 Communications Corporation, 6.375%, Due 10/15/2015 ...................            1,500            1,492



                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                                    PAR
                                                                                   AMOUNT           VALUE
                                                                                ------------     ------------
                                                                                    (DOLLARS IN THOUSANDS)
 Network Communications, Incorporated, 10.75%, Due 12/1/2013 * ............     $      1,000     $      1,015
 PanAmSat Holding Corporation, Zero Coupon, Due 11/1/2014 # ...............            1,500            1,058
 RH Donnelley Corporation, 8.875%, Due 1/15/2016 * ........................            1,600            1,618
 US Unwired, Incorporated, 8.741%, Due 6/15/2010 # ........................            1,000            1,030
                                                                                                 ------------
                                                                                                       39,177
                                                                                                 ------------
CONSTRUCTION & ENGINEERING - 2.71%
 Beazer Homes USA, Incorporated, 8.375%, Due 4/15/2012 ....................            2,000            2,090
 K. Hovnanian Enterprises, Incorporated, 8.875%, Due 4/1/2012 @............            2,700            2,835
 KB Home,
   7.75%, Due 2/1/2010 ....................................................            1,000            1,039
   9.50%, Due 2/15/2011 ...................................................            1,500            1,571
 Technical Olympic USA, Incorporated, 9.00%, Due 7/1/2010 .................            1,250            1,283
                                                                                                 ------------
                                                                                                        8,818
                                                                                                 ------------
ELECTRIC/GAS - 1.13%
 NRG Energy, Incorporated, 7.375%, Due 2/1/2016 ...........................            3,625            3,688
                                                                                                 ------------
                                                                                                        3,688
                                                                                                 ------------
ENERGY - 9.42%
 Allied Waste North American, Incorporated, 8.50%, Due 12/1/2008 ..........            2,500            2,628
 Amerigas Partners LP, 7.25%, Due 5/20/2015 ...............................            1,500            1,504
 AmeriGas Partners LP/AmeriGas Eagle Finance Corporation, 7.125%,
   Due 5/20/2016 ..........................................................            1,400            1,389
 Chesapeake Energy Corporation,
   6.50%, Due 8/15/2017 ...................................................            1,250            1,244
   6.875%, Due 1/15/2016 ..................................................            1,250            1,275
 Clayton Williams Energy, Incorporated, 7.75%, Due 8/1/2013 ...............            1,000              984
 Delta Petroleum Corporation, 7.00%, Due 4/1/2015 .........................              675              641
 El Paso Corporation, 7.625%, Due 8/16/2007 ...............................            1,400            1,435
 Energy Partners Limited, 8.75%, Due 8/1/2010 .............................            2,000            2,065
 Holly Energy Partners, 6.25%, Due 3/1/2015 ...............................            1,450            1,399
 Inergy L.P./Inergy Finance Corporation, 6.875%, Due 12/15/2014 ...........            2,224            2,096
 Massey Energy Company, 6.875%, Due 12/15/2013 * ..........................            2,250            2,270
 Newfield Exploration Company, 8.375%, Due 8/15/2012 ......................            1,425            1,532
 Paramount Resources Limited, 8.50%, Due 1/31/2013 ........................            2,124            2,204
 PetroQuest Energy, Incorporated, 10.375%, Due 5/15/2012 ..................            3,000            3,172
 Reliant Energy, Incorporated, 6.75%, Due 12/15/2014 ......................            1,680            1,445
 Swift Energy Company,
   7.625%, Due 7/15/2011 ..................................................              900              932
   9.375%, Due 5/1/2012 ...................................................            1,000            1,077
 Tenaska, Incorporated, 6.528%, Due 12/30/2014 * ..........................            1,411            1,384
                                                                                                 ------------
                                                                                                       30,676
                                                                                                 ------------
FINANCE - 3.55%
 Altra Industrial Motion Incorporated, 9.50%, Due 12/1/2011 * .............            1,575            1,563
 American Real Estate Partners, L.P., 7.125%, Due 2/15/2013 ...............            1,500            1,519
 CPI Holding Company, Incorporated, 9.672%, Due 2/1/2015 # ................            1,750            1,794
 E*Trade Financial Corporation, 8.00%, Due 6/15/2011 ......................            3,075            3,198
 National Health Investors, 7.30%, Due 7/16/2007 ..........................            1,000            1,013
 Thornburg Mortgage, 8.00%, Due 5/15/2013 .................................            2,500            2,462
                                                                                                 ------------
                                                                                                       11,549
                                                                                                 ------------
FOOD & DRUG RETAILING - 0.86%
 Rite Aid Corporation,
   8.125%, Due 5/1/2010 @..................................................            2,000            2,040
   9.50%, Due 2/15/2011 ...................................................              710              746
                                                                                                 ------------
                                                                                                        2,786
                                                                                                 ------------



                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                                    PAR
                                                                                   AMOUNT            VALUE
                                                                                ------------     ------------
                                                                                   (DOLLARS IN THOUSANDS)
FOOD PRODUCTS - 0.76%
 Pilgrims Pride Corporation, 9.625%, Due 9/15/2011 ........................     $      2,348     $      2,489
                                                                                                 ------------
                                                                                                        2,489
                                                                                                 ------------
FOOD/RESTAURANT - 0.53%
 Cott Beverages, Incorporated, 8.00%, Due 12/15/2011 ......................            1,700            1,738
                                                                                                 ------------
                                                                                                        1,738
                                                                                                 ------------
HEALTH CARE - 6.04%
 Athena Neurosciences Financial LLC, 7.25%, Due 2/21/2008 @................            2,300            2,265
 DaVita, Incorporated, 7.25%, Due 3/15/2015 ...............................            2,000            2,012
 HCA, Incorporated,
   6.30%, Due 10/1/2012 ...................................................            2,000            1,990
   6.95%, Due 5/1/2012 ....................................................            1,000            1,029
   8.36%, Due 4/15/2024 ...................................................            1,935            2,091
 Interactive Health, 8.00%, Due 4/1/2011 * ................................            1,800            1,404
 Omnicare, Incorporated, 6.875%, Due 12/15/2015 ...........................            2,050            2,053
 Select Medical Corporation, 7.625%, Due 2/1/2015 .........................            1,750            1,558
 Sybron Dental Specialties, Incorporated, 8.125%, Due 6/15/2012 ...........            1,000            1,055
 Triad Hospitals, Incorporated, 7.00%, Due 11/15/2013 .....................            1,500            1,513
 US Oncology, Incorporated,
   9.00%, Due 8/15/2012 ...................................................            1,500            1,594
   10.75%, Due 8/15/2014 ..................................................            1,000            1,105
                                                                                                 ------------
                                                                                                       19,669
                                                                                                 ------------
HOTELS, RESTAURANTS & LEISURE - 3.90%
 AMF Bowling Worldwide, Incorporated, 10.00%, Due 3/1/2010 ................            1,950            1,994
 Chumash Casino & Resort Enterprises, 9.52%, Due 7/15/2010 * ..............            1,000            1,059
 Landry's Restaurants, Incorporated, 7.50%, Due 12/15/2014 ................              825              780
 Majestic Star Casino LLC,
   9.50%, Due 10/15/2010 ..................................................            1,000            1,067
   9.50%, Due 10/15/2010 * ................................................              500              534
 Mandalay Resort Group, 6.50%, Due 7/31/2009 ..............................            1,550            1,565
 San Pasqual Casino Development Group, 8.00%, Due 9/15/2013 * .............            1,800            1,823
 Turning Stone Casino Resort, 9.125%, Due 12/15/2010 * ....................            3,710            3,858
                                                                                                 ------------
                                                                                                       12,680
                                                                                                 ------------
INDUSTRIALS - 25.80%
 ACIH, Incorporated, Zero Coupon, Due 12/15/2012 # * @.....................            3,575            2,717
 Ainsworth Lumber Company Limited, 6.75%, Due 3/15/2014 ...................            1,000              867
 Alpha Natural Resources, LLC, 10.00%, Due 6/1/2012 .......................            2,725            2,997
 AMH Holdings, Incorporated, Zero Coupon, Due 3/1/2014 # ..................              800              412
 Borden, Incorporated, 9.20%, Due 3/15/2021 ...............................            1,500            1,369
 Browning-Ferris Industries, Incorporated, 9.25%, Due 5/1/2021 ............            1,500            1,545
 Case New Holland, Incorporated, 9.25%, Due 8/1/2011 ......................            1,500            1,605
 Casella Waste System, Incorporated, 9.75%, Due 2/1/2013 ..................            2,020            2,121
 Celestica, Incorporated, 7.875%, Due 7/1/2011 ............................            2,500            2,519
 CHC Helicopter Corporation, 7.375%, Due 5/1/2014 .........................            1,987            2,017
 Clean Harbors, Incorporated, 11.25%, Due 7/15/2012 .......................              650              728
 Columbus McKinnon Corporation, 10.00%, Due 8/1/2010 ......................            1,300            1,436
 Communications and Power Industries, Incorporated, 8.00%, Due 2/1/2012 ...            1,500            1,530
 Corrections Corporation of America, 6.75%, Due 1/31/2014 .................            1,000            1,009
 Crystal US Holdings 3 LLC / Crystal US Sub 3 Corp,
   10.00%, Due 10/1/2014 # ................................................            1,463            1,090
   10.50%, Due 10/1/2014 # ................................................            3,990            2,953
 DRS Technologies, Incorporated, 7.625%, Due 2/1/2018 .....................            1,000            1,015
 Dycom Industries, Incorporated, 8.125%, Due 10/15/2015 * .................            1,500            1,552



                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                                    PAR
                                                                                   AMOUNT           VALUE
                                                                                ------------     ------------
                                                                                   (DOLLARS IN THOUSANDS)
 Ford Motor Credit Company,
   5.625%, Due 10/1/2008 ..................................................     $      1,000     $        909
   5.80%, Due 1/12/2009 ...................................................              700              635
 GenCorp, Incorporated, 9.50%, Due 8/15/2013 ..............................            1,174            1,271
 General Motors Acceptance Corporation,
   6.75%, Due 12/1/2014 @..................................................              600              569
   6.875%, Due 9/15/2011 ..................................................            1,500            1,432
 General Motors Corporation, 7.70%, Due 4/15/2016 .........................            1,850            1,374
 The Greenbrier Companies, Incorporated, 8.375%, Due 5/15/2015 ............              975            1,016
 GST Equipment Funding, Incorporated, 13.25%, Due 5/1/2007 + . ............            2,500               --
 Interline Brands, Incorporated, 11.50%, Due 5/15/2011 ....................            2,275            2,525
 Intertape Polymer, Incorporated, 8.50%, Due 8/1/2014 .....................            1,300            1,280
 Invensys, plc, 9.875%, Due 3/15/2011 * @..................................            1,050            1,076
 J.B. Poindexter, Incorporated, 8.75%, Due 3/15/2014 ......................            2,000            1,655
 Jacuzzi Brands, Incorporated, 9.625%, Due 7/1/2010 .......................            1,550            1,647
 Jefferson Smurfit Corporation, 8.25%, Due 10/1/2012 @.....................            2,000            1,900
 MagnaChip Semiconductor Limited, 6.875%, Due 12/15/2011 ..................            2,000            1,960
 Nell AF SARL, 8.375%, Due 8/15/2015 * @...................................            2,250            2,247
 Noble Group Limited, 6.625%, Due 3/17/2015 * @............................            3,000            2,762
 Owens-Brockway Glass Containers, Incorporated,
   8.25%, Due 5/15/2013 ...................................................            1,000            1,052
   8.75%, Due 11/15/2012 ..................................................            2,250            2,419
   8.875%, Due 2/15/2009 ..................................................            1,000            1,044
 Pipe Acquisition Finance PLC, 10.913%, Due 12/15/2010 # * ................            1,100            1,094
 Plastipak Holdings, Incorporated, 8.50%, Due 12/15/2015 * ................            1,475            1,512
 Polypore International, Incorporated, 10.50%, Due 10/1/2012 # ............              550              326
 Polypore, Incorporated, 8.75%, Due 5/15/2012 .............................            1,450            1,319
 Quintiles Transnational Corporation, 10.00%, Due 10/1/2013 ...............            1,600            1,776
 Samsonite Corporation, 8.875%, Due 6/1/2011 ..............................            2,500            2,638
 Sea Containers, Limited, 10.75%, Due 10/15/2006 ..........................            1,000            1,000
 Sequa Corporation, 9.00%, Due 8/1/2009 ...................................            1,750            1,899
 Solectron Corporation, 7.97%, Due 11/15/2006 .............................            1,500            1,519
 Superior Essex Communications, 9.00%, Due 4/15/2012 ......................            2,400            2,400
 Terex Corporation,
   7.375%, Due 1/15/2014 ..................................................            2,260            2,271
   9.25%, Due 7/15/2011 ...................................................            1,000            1,068
 Transdigm, Incorporated, 8.375%, Due 7/15/2011 ...........................            2,500            2,625
 UNOVA, Incorporated, 7.00%, Due 3/15/2008 ................................            4,250            4,293
                                                                                                 ------------
                                                                                                       83,995
                                                                                                 ------------
INFORMATION TECHNOLOGY - 0.86%
 SunGard Data Systems, Incorporated, 10.25%, Due 8/15/2015 * @.............            2,800            2,814
                                                                                                 ------------
                                                                                                        2,814
                                                                                                 ------------
MATERIALS - 9.01%
 Abitibi Consolidated Company, 8.375%, Due 4/1/2015 @......................              900              846
 Abitibi-Consolidated, Incorporated, 6.00%, Due 6/20/2013 .................            1,000              825
 BCI US Finance Corporation, 10.10%, Due 7/15/2010 # * ....................              500              511
 Compass Minerals International, Incorporated, Zero Coupon, Due 6/1/2013 #             1,825            1,643
 Earle M. Jorgensen Company, 9.75%, Due 6/1/2012 ..........................            1,655            1,796
 Freeport-McMoRan Copper & Gold, Incorporated, 6.875%, Due 2/1/2014 .......            1,500            1,521
 Glencore Funding, LLC, 6.00%, Due 4/15/2014 * ............................            1,400            1,328
 Hercules, Incorporated, 6.75%, Due 10/15/2029 ............................            1,750            1,684
 Ineos Group Holdings Plc, 8.50%, Due 2/15/2016 * .........................            1,250            1,250
 Lyondell Chemical Company, 10.875%, Due 5/1/2009 @........................            2,500            2,600



                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                                   PAR
                                                                                  AMOUNT            VALUE
                                                                                ------------     ------------
                                                                                    (DOLLARS IN THOUSANDS)
 Nalco Company, 8.875%, Due 11/15/2013 ....................................     $      1,000     $      1,045
 Neenah Paper, Incorporated, 7.375%, Due 11/15/2014 .......................            2,450            2,303
 The Newark Group, Incorporated, 9.75%, Due 3/15/2014 .....................            2,200            1,947
 OM Group, Incorporated, 9.25%, Due 12/15/2011 ............................            1,750            1,750
 Phibro Animal Health Corporation, 13.00%, Due 12/1/2007 ..................              500              515
 Resolution Performance Products, 8.00%, Due 12/15/2009 ...................            1,750            1,787
 Rhodia SA, 10.25%, Due 6/1/2010 @.........................................            2,309            2,557
 UAP Holding Corporation, Zero Coupon, Due 7/15/2012 # ....................            2,000            1,775
 Westlake Chemical Corporation, 8.75%, Due 7/15/2011 ......................            1,500            1,639
                                                                                                 ------------
                                                                                                       29,322
                                                                                                 ------------
MEDIA - 4.33%
 Advanstar Communications, Incorporated,
   10.75%, Due 8/15/2010 ..................................................            1,500            1,641
   12.00%, Due 2/15/2011 ..................................................            1,375            1,449
 Allbritton Communications Company, 7.75%, Due 12/15/2012 .................            2,590            2,596
 American Media Operations, Incorporated, 10.25%, Due 5/1/2009 ............            2,110            1,936
 LBI Media, Incorporated, 10.125%, Due 7/15/2012 ..........................            1,000            1,064
 Quebecor Media, Incorporated, 7.75%, Due 3/15/2016 * .....................              800              816
 The Sheridan Group, Incorporated, 10.25%, Due 8/15/2011 ..................            2,125            2,186
 Warner Music Group, 7.375%, Due 4/15/2014 ................................            1,600            1,596
 WMG Holdings Corporation, 9.50%, Due 12/15/2014 # ........................            1,100              800
                                                                                                 ------------
                                                                                                       14,084
                                                                                                 ------------
RETAIL - 3.50%
 Jostens Holding, 10.25%, Due 12/1/2013 # .................................            1,900            1,411
 Jostens IH Corporation, 7.625%, Due 10/1/2012 ............................              950              948
 NBTY, Incorporated, 7.125%, Due 10/1/2015 * ..............................            1,800            1,687
 Phillips-Van Heusen Corporation,
   7.75%, Due 11/15/2023 ..................................................            1,800            1,885
   8.125%, Due 5/1/2013 ...................................................            1,250            1,319
 Rafaella Apparel Group, Incorporated, 11.25%, Due 6/15/2011 * ............            1,500            1,470
 Woolworth Corporation, 8.50%, Due 1/15/2022 ..............................            2,550            2,688
                                                                                                 ------------
                                                                                                       11,408
                                                                                                 ------------
SERVICES - 1.46%
 Hertz Corporation, 8.875%, Due 1/1/2014 * ................................            1,825            1,884
 Knowledge Learning Corporation, 7.75%, Due 2/1/2015 * ....................            3,000            2,865
                                                                                                 ------------
                                                                                                        4,749
                                                                                                 ------------
TECHNOLOGY - 0.84%
 Amkor Technology, Incorporated, 9.25%, Due 2/15/2008 .....................            2,000            1,960
 Avago Technologies US, 10.125%, Due 12/1/2013 * ..........................              750              769
                                                                                                 ------------
                                                                                                        2,729
                                                                                                 ------------
TELEPHONE - 1.72%
 Block Communications, Incorporated, 8.25%, Due 12/15/2015 * ..............            2,000            1,983
 MCI, Incorporated, 7.688%, Due 5/1/2009 ..................................            3,500            3,609
                                                                                                 ------------
                                                                                                        5,592
                                                                                                 ------------
TOBACCO - 0.43%
 R J Reynolds Tobacco Holdings, Incorporated, 7.30%, Due 7/15/2015 * ......            1,350            1,387
                                                                                                 ------------
                                                                                                        1,387
                                                                                                 ------------
   TOTAL CORPORATE OBLIGATIONS ............................................                           317,387
                                                                                                 ------------



                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                                    PAR
                                                                                   AMOUNT           VALUE
                                                                                ------------     ------------
                                                                                   (DOLLARS IN THOUSANDS)
CONVERTIBLE OBLIGATIONS - 0.64%
COMMUNICATIONS - 0.64%
 Nortel Networks Corporation, 4.25%, Due 9/1/2008 .........................     $      2,250     $      2,115
                                                                                                 ------------
                                                                                                        2,115
                                                                                                 ------------
   TOTAL CONVERTIBLE OBLIGATIONS ..........................................                             2,115
                                                                                                 ------------

                                                                                   SHARES
                                                                                ------------

SHORT TERM INVESTMENTS - 12.02%
 AIM Short-Term Investment Company Liquid Asset Fund ss. ..................          948,596              949
 American Beacon Money Market Select Fund ** ss............................        9,264,007            9,264
 Citigroup Global Markets, Inc. Master Note ss.............................       10,000,000           10,000
 Altius I Funding Corporation, Due 2/1/2006 ss.............................            5,900            5,900
 Merrill Lynch Pierce Fenner & Smith, Inc. Tri Party Repo, 4.54%, Due 2/1/2006 ss.    10,000           10,000
 Morgan Stanley & Co, 4.55%, Due 2/1/2006 ss...............................            3,000            3,000
                                                                                                  -----------
   TOTAL SHORT-TERM INVESTMENTS ...........................................                            39,113
                                                                                                  -----------
TOTAL INVESTMENTS - 110.15% (COST $360,553) ...............................                       $   358,615
LIABILITIES, NET OF OTHER ASSETS - (10.15%) ...............................                           (33,055)
                                                                                                  -----------
TOTAL NET ASSETS - 100.00% ................................................                       $   325,560
                                                                                                  ===========

Percentages are stated as a percent of net assets.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $53,787 or 16.52% of net assets.

ss.    All or a portion of this security is purchased with cash collateral for securities loaned.


+      Valued at fair value pursuant to procedures approved by the Board of
      Trustees.

**     The Fund/Trust is affiliated by having the same investment advisor.

@     All or a portion of this security is on loan at January 31, 2006.

At January 31, 2006 the aggregate cost of investments for federal income tax purposes is $ 360,660 and the net unrealized depreciation of investments based on that cost is $ 2,045 which is comprised of $ 4,193 aggregate gross unrealized appreciation and $ 6,238 aggregate gross unrealized depreciation.



                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                                (DOLLARS IN THOUSANDS)
COMMON STOCKS - 1.82%
COMMUNICATIONS EQUIPMENT - 0.44%
 Nokia Corporation, ADR ...............................           25,000     $        459
                                                                             ------------
                                                                                      459
                                                                             ------------
DIVERSIFIED FINANCIALS - 0.30%
 The Goldman Sachs Group, Incorporated ................            2,200              311
                                                                             ------------
                                                                                      311
                                                                             ------------
IT CONSULTING & SERVICES - 0.44%
 Infosys Technologies Limited, ADR ....................            6,100              465
                                                                             ------------
                                                                                      465
                                                                             ------------
SPECIALTY RETAIL - 0.26%
 Tiffany & Company ....................................            7,300              275
                                                                             ------------
                                                                                      275
                                                                             ------------
TRANSPORTATION INFRASTRUCTURE - 0.38%
 Burlington Northern Santa Fe Corporation .............            5,000              401
                                                                             ------------
                                                                                      401
                                                                             ------------
   TOTAL COMMON STOCKS ................................                             1,911
                                                                             ------------
CONVERTIBLE PREFERRED STOCKS - 3.56%
BANKS - 0.37%
 Washington Mutual, Incorporated ......................            7,200              392
                                                                             ------------
                                                                                      392
                                                                             ------------
FINANCE - 2.16%
 Genworth Financial, Incorporated .....................            9,300              333
 Hartford Financial Services Group, Incorporated ......            4,000              294
 Lazard, Limited # ....................................           10,250              335
 Lehman Brothers Holdings, Incorporated # .............           15,300              397
 Morgan Stanley .......................................           11,500              473
 Travelers Property Casualty Corporation # ............           17,250              439
                                                                             ------------
                                                                                    2,271
                                                                             ------------
INDUSTRIALS - 0.61%
 Amerada Hess Corporation .............................            4,900              639
                                                                             ------------
                                                                                      639
                                                                             ------------
S&L/THRIFTS-CENTRAL US - 0.42%
 MetLife, Incorporated ................................           16,000              440
                                                                             ------------
                                                                                      440
                                                                             ------------
   TOTAL CONVERTIBLE PREFERRED STOCKS .................                             3,742
                                                                             ------------

                                                                PAR
                                                               AMOUNT
                                                            ------------

CORPORATE OBLIGATIONS - 46.94%
BANKS - 3.88%
 Banco Popular North America, Incorporated,
   4.25%, Due 4/1/2008 ................................     $        300              294
   6.125%, Due 10/15/2006 .............................              500              503
 Bank One Corporation, 4.90%, Due 4/30/2015 # .........              500              481
 Capital One Bank,
   4.25%, Due 12/1/2008 ...............................            1,000              976
   5.125%, Due 2/15/2014 ..............................              330              323
 Credit Suisse First Boston, 6.50%, Due 5/1/2008 * ....              500              514
 Fleet Norstar Financial Group, Incorporated, 8.625%,
   Due 1/15/2007 ......................................              200              206



                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2006 (Unaudited)

                                                                                    PAR
                                                                                   AMOUNT           VALUE
                                                                                ------------     ------------
                                                                                    (DOLLARS IN THOUSANDS)
 ING Bank, NV, 5.125%, Due 5/1/2015 * .....................................     $        300     $        296
 Synovus Financial Corporation, 4.875%, Due 2/15/2013 .....................              500              487
                                                                                                 ------------
                                                                                                        4,080
                                                                                                 ------------
COMMERCIAL SERVICES - 0.53%
 Navistar International Transportation Corporation, 7.50%, Due 6/15/2011 #               300              297
 WH Holdings (Cayman Islands) Limited, 9.50%, Due 4/1/2011 ................              240              258
                                                                                                 ------------
                                                                                                          555
                                                                                                 ------------
FINANCE - 23.92%
 Aegon Funding Corporation, 5.75%, Due 12/15/2020 .........................              350              352
 AEGON, N.V., 8.00%, Due 8/15/2006 ........................................              225              228
 American Honda Finance Corporation, 4.875%, Due 5/15/2010 ................              300              296
 The Bear Stearns Companies, Incorporated, 2.875%, Due 7/2/2008 ...........              800              761
 Citigroup, Incorporated, 4.125%, Due 2/22/2010 ...........................            1,000              969
 Countrywide Home Loans, Incorporated, 3.25%, Due 5/21/2008 ...............            1,000              959
 Credit Suisse First Boston USA, Incorporated, 5.875%, Due 8/1/2006 .......            1,500            1,507
 E*Trade Financial Corporation,
   7.375%, Due 9/15/2013 ..................................................              150              153
   7.875%, Due 12/1/2015 ..................................................              125              131
 EOP Operating Limited Partnership, 4.75%, Due 3/15/2014 ..................              350              329
 Ford Motor Credit, 8.625%, Due 11/1/2010 .................................              285              274
 General Electric Capital Corporation, 4.125%, Due 3/4/2008 # .............            2,000            1,967
 The Goldman Sachs Group, Incorporated, 4.75%, Due 7/15/2013 ..............              350              336
 Household Finance Corporation, 5.75%, Due 1/30/2007 ......................            1,750            1,762
 HSBC Finance Corporation, 5.25%, Due 1/14/2011 ...........................            1,000            1,000
 John Deere Capital Corporation, 4.125%, Due 1/15/2010 ....................            1,000              967
 John Hancock Global FDG II, 3.75%, Due 9/30/2008 * .......................            1,000              970
 John Hancock Global Funding, 5.625%, Due 6/27/2006 * .....................            1,400            1,404
 Lehman Brothers Holdings, Incorporated, 3.50%, Due 8/7/2008 ..............            1,000              964
 Lincoln National Corporation, 4.75%, Due 2/15/2014 # .....................              200              193
 MassMutual Global Funding II, 3.80%, Due 4/15/2009 * .....................            1,000              966
 Merrill Lynch & Company, Incorporated, 6.00%, Due 2/17/2009 ..............            1,000            1,027
 Prudential Financial, Incorporated, 4.50%, Due 7/15/2013 # ...............              375              357
 Prudential Insurance Company of America, 6.375%, Due 7/23/2006 * .........            2,000            2,013
 Simon Property Group LP,
   5.375%, Due 6/1/2011 * .................................................              350              350
   6.375%, Due 11/15/2007 .................................................              400              408
 SLM Corporation, 4.00%, Due 1/15/2009 ....................................            1,300            1,260
 Transamerica Corporation, 6.75%, Due 11/15/2006 ..........................            1,000            1,013
 Wachovia Corporation, 6.40%, Due 4/1/2008 ................................            1,500            1,545
 Washington Mutual, Incorporated, 4.625%, Due 4/1/2014 ....................              750              700
                                                                                                 ------------
                                                                                                       25,161
                                                                                                 ------------
INDUSTRIALS - 16.43%
 Accuride Corporation, 8.50%, Due 2/1/2015 ................................              150              149
 Aleris International, Incorporated, 9.00%, Due 11/15/2014 ................              275              287
 American Honda Finance Corporation, 2.875%, Due 4/3/2006 * ...............              650              648
 AmeriPath, Incorporated, 10.50%, Due 4/1/2013 ............................              400              422
 Armor Holdings, Incorporated, 2.00%, Due 11/1/2024 .......................              275              291
 AT&T Broadband Corporation, 8.375%, Due 3/15/2013 ........................              700              801
 AT&T Wireless Services, Incorporated, 8.125%, Due 5/1/2012 ...............              250              287
 BHP Finance (USA) Limited, 4.80%, Due 4/15/2013 ..........................              550              536
 Bunge Limited Finance Corporation,
   5.35%, Due 4/15/2014 ...................................................              500              489
   7.80%, Due 10/15/2012 ..................................................              200              226
 Caterpillar Financial Services, 4.15%, Due 1/15/2010 .....................            1,000              965



                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2006 (Unaudited)

                                                                                   PAR
                                                                                  AMOUNT            VALUE
                                                                                ------------     ------------
                                                                                    (DOLLARS IN THOUSANDS)
 Celestica, Incorporated, 7.875%, Due 7/1/2011 ............................     $        260     $        262
 Cendant Corporation, 6.875%, Due 8/15/2006 ...............................            1,100            1,109
 DaimlerChrysler North America, 4.75%, Due 1/15/2008 ......................              700              693
 Dell Computer Corporation, 6.55%, Due 4/15/2008 ..........................              200              206
 Dole Food Company, Incorporated, 8.875%, Due 3/15/2011 ...................              142              144
 DST Systems, Incorporated, 3.625%, Due 8/15/2023 .........................              485              600
 EOG Resources, Incorporated, 4.75%, Due 3/15/2014 * ......................              350              337
 Equistar Chemicals, LP, 10.625%, Due 5/1/2011 ............................              400              440
 Freeport-McMoRan Copper & Gold, Incorporated, 10.125%, Due 2/1/2010 # ....              400              438
 Gardner Denver, Incorporated, 8.00%, Due 5/1/2013 ........................              300              315
 International Lease Finance Corporation, 6.375%, Due 3/15/2009 ...........              725              750
 Kinder Morgan Finance Company, ULC, 5.70%, Due 1/5/2016 * ................              350              350
 Kroger Company, 8.15%, Due 7/15/2006 .....................................            1,000            1,013
 Liberty Media Corporation, 0.75%, Due 3/30/2023 # ........................              505              542
 Nissan Motor Company Limited, 4.625%, Due 3/8/2010 * .....................              400              389
 Northrop Grumman Corporation, 4.079%, Due 11/16/2006 .....................              700              695
 PHH Corporation, 6.00%, Due 3/1/2008 .....................................              300              304
 Pulte Homes, Incorporated, 4.875%, Due 7/15/2009 .........................              100               98
 Sprint Capital Corporation,
   6.00%, Due 1/15/2007 ...................................................            1,200            1,210
   8.375%, Due 3/15/2012 ..................................................              675              779
 SunGard Data Sytems, Incorporated, 9.125%, Due 8/15/2013 * ...............              150              156
 Telcordia Technologies, Incorporated, 10.00%, Due 3/15/2013 * ............              200              183
 Tenent Healthcare Corporation, 9.25%, Due 2/1/2015 * .....................              275              270
 Time Warner, Incorporated, 6.75%, Due 4/15/2011 ..........................              350              367
 Union Pacific Corporation, 6.50%, Due 4/15/2012 ..........................              350              373
 Wesco Distributing, Incorporated, 7.50%, Due 10/15/2017 * ................              150              153
                                                                                                 ------------
                                                                                                       17,277
                                                                                                 ------------
RETAIL - 0.13%
 NBTY, Incorporated, 7.125%, Due 10/1/2015 * ..............................              150              141
                                                                                                 ------------
                                                                                                          141
                                                                                                 ------------
TELEPHONE - 2.05%
 AT&T Wireless Services, Incorporated, 7.35%, Due 3/1/2006 ................              900              902
 France Telecom SA, 7.75%, Due 3/1/2011 ...................................              680              754
 Syniverse Technologies, Incorporated, 7.75%, Due 8/15/2013 ...............              200              203
 Telefonos de Mexico, S.A. de C.V., 5.50%, Due 1/27/2015 ..................              300              293
                                                                                                 ------------
                                                                                                        2,152
                                                                                                 ------------
   TOTAL CORPORATE OBLIGATIONS ............................................                            49,366
                                                                                                 ------------
CONVERTIBLE OBLIGATIONS - 14.12%
BANKS - 0.56%
 Bank America Corporation, 0.25%, Due 1/26/2010 ...........................              265              276
 Wachovia Corporation, 0.25%, Due 12/15/2010 ..............................              280              315
                                                                                                 ------------
                                                                                                          591
                                                                                                 ------------
ELECTRIC UTILITIES - 0.43%
 CenterPoint Energy, Incorporated, 3.75%, Due 5/15/2023 # .................              390              454
                                                                                                 ------------
                                                                                                          454
                                                                                                 ------------
ENERGY - 0.63%
 Schlumberger Limited, 2.125%, Due 6/1/2023 # .............................              400              661
                                                                                                 ------------
                                                                                                          661
                                                                                                 ------------
FINANCE - 0.87%
 American Financial Group, Incorporated, 1.486%, Due 6/2/2033 .............              625              284
 Fortis Insurance NV, 7.75%, Due 1/26/2008 * ..............................              275              340



                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                                    PAR
                                                                                   AMOUNT           VALUE
                                                                                ------------     ------------
                                                                                    (DOLLARS IN THOUSANDS)
 LandAmerica Financial Group, Incorporated, 3.125%, Due 11/15/2033 # ......     $        265     $        294
                                                                                                 ------------
                                                                                                          918
                                                                                                 ------------
INDUSTRIALS - 10.55%
 Amgen, Incorporated, Zero Coupon, Due 3/1/2032 ...........................              900              686
 Best Buy, Incorporated, 2.25%, Due 1/15/2022 .............................              120              142
 Cadence Design Systems, Zero Coupon, Due 8/15/2023 .......................              260              305
 Caesars Entertainment, Incorporated, 4.60%, Due 4/15/2024 **  ............              110              142
 Ceradyne, Incorporated, 2.875%, Due 12/15/2035 ...........................              150              182
 Commscope, Incorporated, 1.00%, Due 3/15/2024 # ..........................              140              155
 CSG Systems International, Incorporated, 2.50%, Due 6/15/2024 ............              275              274
 Electronics for Imaging, Incorporated, 1.50%, Due 6/1/2023 ...............              235              266
 The Fair Issac Corporation, 1.50%, Due 8/15/2023 # .......................              325              362
 Fisher Scientific International, Incorporated, 3.25%, Due 3/1/2024 # .....              560              589
 Genzyme Corporation, 1.25%, Due 12/1/2023 ................................              550              624
 Grey Wolf, Incorporated, 4.48%, Due 4/1/2024 **  .........................              215              328
 Halliburton Company, 3.125%, Due 7/15/2023 * .............................              210              454
 International Game Technology, Zero Coupon, Due 1/29/2033 ................              175              133
 L3 Communications Holdings, Incorporated, 3.00%, Due 8/1/2035 * ..........              415              427
 Laboratory Corp of America Holdings, Zero Coupon, Due 9/11/2021 ..........              375              303
 Lockheed Martin Corporation, 4.09%, Due 8/15/2033 # **  ..................              515              562
 Lowe's Companies, Incorporated, 0.861%, Due 10/19/2021 ...................              135              150
 Medtronic, Incorporated, 1.25%, Due 9/15/2021 ............................              555              560
 Nabors Industries Limited, Zero Coupon, Due 6/15/2023 # ..................              280              350
 NCI Building Systems, Incorporated, 2.125%, Due 11/15/2024 * .............              285              384
 Novell, Incorporated, 0.50%, Due 7/15/2024 ...............................              325              325
 Omnicare, Incorporated, 3.25%, Due 12/15/2035 ............................              215              200
 Powerwave Technologies, 1.875%, Due 11/15/2024 ...........................              240              342
 Quanta Services, Incorporated, 4.50%, Due 10/1/2023 ......................              255              349
 Regal-Beloit Corporation, 2.75%, Due 3/15/2024 ...........................              210              301
 SafeNet, Incorporated, 2.50%, Due 12/15/2010 * ...........................              285              281
 SEACOR Holdings, 2.875%, Due 12/15/2024 ..................................              400              467
 Teva Pharmaceutical Finance LLC,
   Series B, 0.25%, Due 2/1/2024 # ........................................              120              150
   Series A, 0.50%, Due 2/1/2024 ..........................................              170              199
 United Auto Group, Incorporated, 3.50%, Due 4/1/2026 * ...................              135              135
 Vishay Intertechnology, Incorporated, 3.625%, Due 8/1/2023 ...............              150              154
 Watson Pharmaceuticals, Incorporated, 1.75%, Due 3/15/2023 # .............              285              275
 Wyeth, 4.239%, Due 1/15/2024 **  .........................................              525              544
                                                                                                 ------------
                                                                                                       11,100
                                                                                                 ------------
TELEPHONE - 0.78%
 NII Holdings, Incorporated, 2.75%, Due 8/15/2025 * .......................              700              822
                                                                                                 ------------
                                                                                                          822
                                                                                                 ------------
TRANSPORTATION INFRASTRUCTURE - 0.30%
 CSX Corporation, Zero Coupon, Due 10/30/2021 .............................              315              310
                                                                                                 ------------
                                                                                                          310
                                                                                                 ------------
   TOTAL CONVERTIBLE OBLIGATIONS ..........................................                            14,856
                                                                                                 ------------




                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                                    PAR
                                                                                   AMOUNT           VALUE
                                                                                ------------     ------------
                                                                                    (DOLLARS IN THOUSANDS)




COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.06%
 Banc of America Commercial Mortgage, Incorporated, 2005-6, 5.001%,
   Due 9/10/2047 ..........................................................              793              792
 JP Morgan Chase Commercial Mortgage Securities Corp,
   4.655%, Due 8/15/2042 ..................................................              330              327
                                                                                                 ------------
   TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES ............................                             1,119
                                                                                                 ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.90%
 JP Morgan Chase Commercial Mortgage Securities Corp, 4.613%,
   Due 10/15/2042 .........................................................              952              942
                                                                                                 ------------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ...........................                               942
                                                                                                 ------------
ASSET-BACKED SECURITIES - 4.64%
 Banc of America Securities Auto Trust, 2005-WF1, 4.08%, Due 4/18/2010 ....            1,000              981
 CarMax Auto Owner Trust, 2005-3, 4.91%, Due 1/18/2011 ....................            1,000              999
 Household Automotive Trust, 2004-1, 3.30%, Due 5/18/2009 .................              927              918
 HSBC Automotive Trust, 2005-1, 4.35%, Due 6/18/2012 ......................            1,000              982
 Volkswagen Auto Loan Enhanced Trust, 2005-1, 4.86%, Due 4/20/2012 ........            1,000              998
                                                                                                 ------------
   TOTAL ASSET-BACKED SECURITIES ..........................................                             4,878
                                                                                                 ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.19%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.51%
   Pool # C01598, 5.00%, Due 8/1/2033 .....................................              750              727
   Pool # C01786, 5.50%, Due 2/1/2034 .....................................            1,064            1,054
   Pool # E01492, 5.50%, Due 10/1/2018 ....................................              854              859
                                                                                                 ------------
                                                                                                        2,640
                                                                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.27%
   Pool # 545759, 6.50%, Due 7/1/2032 .....................................              697              716
   Pool # 555549, 5.00%, Due 6/1/2018 .....................................            1,109            1,097
   Pool # 725238, 5.00%, Due 3/1/2034 .....................................              596              578
                                                                                                 ------------
                                                                                                        2,391
                                                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.41%
   Pool # 002379, 8.00%, Due 2/20/2027 ....................................              160              170
   Pool # 003515, 5.50%, Due 2/20/2034 ....................................              906              907
   Pool # 780454, 7.00%, Due 10/15/2026 ...................................              261              274
   Pool # 780921, 7.00%, Due 11/15/2013 ...................................              279              290
   Pool # 781564, 6.00%, Due 2/15/2033 ....................................              353              363
   Pool # 781690, 6.00%, Due 12/15/2033 ...................................              517              531
                                                                                                 ------------
                                                                                                        2,535
                                                                                                 ------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ..........................                             7,566
                                                                                                 ------------
U.S. AGENCY OBLIGATIONS - 0.99%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.48%
   5.125%, Due 10/15/2008 .................................................              500              504
                                                                                                 ------------
                                                                                                          504
                                                                                                 ------------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                                PAR
                                                               AMOUNT           VALUE
                                                            ------------     ------------
                                                                (DOLLARS IN THOUSANDS)
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.51%
   6.625%, Due 11/15/2010 .............................     $        500     $        539
                                                                             ------------
                                                                                      539
                                                                             ------------
   TOTAL U.S. AGENCY OBLIGATIONS ......................                             1,043
                                                                             ------------
U.S. TREASURY OBLIGATIONS - 16.92%
U.S. TREASURY BONDS - 1.01%
   8.75%, Due 8/15/2020 # .............................              750            1,065
                                                                             ------------
                                                                                    1,065
                                                                             ------------
U.S. TREASURY NOTES - 15.91%
   3.875%, Due 5/15/2010 # ............................            1,500            1,463
   4.00%, Due 2/15/2014 ...............................            5,000            4,816
   4.75%, Due 5/15/2014 # .............................            4,300            4,360
   5.00%, Due 2/15/2011 - 8/15/2011 # .................            5,950            6,093
                                                                             ------------
                                                                                   16,732
                                                                             ------------
   TOTAL U.S. TREASURY OBLIGATIONS ....................                            17,797
                                                                             ------------

                                                               SHARES
                                                            ------------

SHORT TERM INVESTMENTS - 18.42%
 American Beacon Enhanced Cash Trust + ss..............       13,626,861            13,627
 American Beacon Money Market Select Fund + ss. .......        5,745,888             5,746
                                                                              ------------
   TOTAL SHORT TERM INVESTMENTS .......................                             19,373
                                                                              ------------
TOTAL INVESTMENTS - 116.56% (COST $121,742) ...........                       $    122,593
LIABILITIES, NET OF OTHER ASSETS - (16.56%) ...........                            (17,419)
                                                                              ------------
TOTAL NET ASSETS - 100.00% ............................                       $    105,174
                                                                              ============

Percentages are stated as a percent of net assets.

** The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,983 or 11.39% of net assets.

ss.    All or a portion of this security is purchased with cash collateral for securities loaned.

#     All or a portion of this security is on loan at January 31, 2006.

+     The Fund/Trust is affiliated by having the same investment advisor.

At January 31, 2006 the aggregate cost of investments for federal income tax purposes is $ 121,742 and the net unrealized appreciation of investments based on that cost is $ 851 which is comprised of $ 2,770 aggregate gross unrealized appreciation and $ 1,919 aggregate gross unrealized depreciation.



                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

                                                                                      PAR
                                                                                     AMOUNT           VALUE
                                                                                  ------------     ------------
                                                                                      (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 30.09%
BANKS - 3.15%
 Banco Popular North America, Incorporated, 4.25%, Due 4/1/2008 .............     $        200     $        196
 Bank One Corporation,
   4.90%, Due 4/30/2015 .....................................................              200              192
   5.90%, Due 11/15/2011 ....................................................              440              455
 Capital One Bank,
   4.80%, Due 2/21/2012 .....................................................              235              227
   5.125%, Due 2/15/2014 ....................................................              220              215
   6.70%, Due 5/15/2008 .....................................................              350              361
 Credit Suisse First Boston, 6.50%, Due 5/1/2008 ** .........................              350              360
 Fleet Norstar Financial Group, Incorporated, 8.625%, Due 1/15/2007 .........              200              207
 ING Bank, NV, 5.125%, Due 5/1/2015 ** ......................................              250              246
 Synovus Financial Corporation, 4.875%, Due 2/15/2013 .......................              200              195
 Washington Mutual Financial Corporation, 6.875%, Due 5/15/2011 .............              230              248
                                                                                                   ------------
                                                                                                          2,902
                                                                                                   ------------
ELECTRIC/GAS - 2.33%
 Columbus Southern Power Company, 5.50%, Due 3/1/2013 .......................              150              151
 Florida Power & Light Company, 5.65%, Due 2/1/2037 .........................              160              159
 FPL Group, Incorporated, 5.551%, Due 2/16/2008 .............................              230              232
 Georgia Power Company, 4.875%, Due 7/15/2007 ...............................              270              270
 MidAmerican Energy Holdings Company,
   3.50%, Due 5/15/2008 .....................................................              270              260
   5.875%, Due 10/1/2012 ....................................................              200              204
 Public Service Enterprise Group, Incorporated, 6.95%, Due 6/1/2012 ss. .....              355              382
 Southern Company Capital Funding, Incorporated, 5.30%, Due 2/1/2007 ........              220              219
 Xcel Energy, Incorporated, 7.00%, Due 12/1/2010 ............................              250              268
                                                                                                   ------------
                                                                                                          2,145
                                                                                                   ------------
FINANCE - 9.10%
 Aegon Funding Corporation, 5.75%, Due 12/15/2020 ...........................              200              201
 AEGON, N.V., 8.00%, Due 8/15/2006 ..........................................              300              305
 American General Finance Corporation, 5.375%, Due 9/1/2009 .................              385              387
 American Honda Finance Corporation, 4.875%, Due 5/15/2010 ..................              200              197
 Ameriprise Financial, Incorporated, 5.35%, Due 11/15/2010 ..................              290              291
 The Bear Stearns Companies, Incorporated, 2.875%, Due 7/2/2008 .............              400              381
 The Chubb Corporation, 4.934%, Due 11/16/2007 ..............................              355              354
 EOP Operating Limited Partnership, 4.75%, Due 3/15/2014 ....................              300              282
 Equity Residential, 5.125%, Due 3/15/2016 ..................................              185              180
 General Electric Capital Corporation, 4.375%, Due 3/3/2012 .................              350              337
 The Goldman Sachs Group, Incorporated, 4.75%, Due 7/15/2013 ................              250              240
 HSBC Finance Corporation,
   4.75%, Due 4/15/2010 ss. .................................................              250              246
   5.25%, Due 1/14/2011 .....................................................              300              300
 Lincoln National Corporation, 4.75%, Due 2/15/2014 ss. .....................              100               96
 Merrill Lynch & Company, Incorporated,
   4.25%, Due 2/8/2010 ......................................................              345              334
   6.00%, Due 2/17/2009 .....................................................              500              514
 MetLife Global Funding I, 3.375%, Due 10/5/2007 ** .........................              350              340
 MetLife, Incorporated, 5.00%, Due 6/15/2015 ................................              170              166
 PNC Funding Corporation, 4.20%, Due 3/10/2008 ..............................              355              349
 ProLogis, 7.10%, Due 4/15/2008 .............................................              220              229
 Prudential Financial, Incorporated,
   3.75%, Due 5/1/2008 ......................................................              130              127

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2006 (Unaudited)

                                                                                      PAR
                                                                                     AMOUNT           VALUE
                                                                                  ------------     ------------
                                                                                      (DOLLARS IN THOUSANDS)
 Prudential Financial, Incorporated, (continued)
   4.50%, Due 7/15/2013 ss. ....................................................     $        225     $        214
   5.10%, Due 9/20/2014 ........................................................              210              207
 Simon Property Group LP,
   5.375%, Due 6/1/2011 ** .....................................................              200              200
   6.375%, Due 11/15/2007 ......................................................              200              204
 SLM Corporation,
   4.00%, Due 1/15/2009 - 1/15/2010 ............................................              935              904
   4.50%, Due 7/26/2010 ........................................................              240              233
 Washington Mutual, Incorporated, 4.625%, Due 4/1/2014 .........................              400              373
 WellPoint, Incorporated, 5.00%, Due 12/15/2014 ................................              210              204
                                                                                                      ------------
                                                                                                             8,395
                                                                                                      ------------
INDUSTRIALS - 12.81%
 Amgen, Incorporated, 4.00%, Due 11/18/2009 ....................................              210              203
 Anheuser-Busch Companies, 6.50%, Due 1/1/2028 .................................              350              388
 AT&T Broadband Corporation, 8.375%, Due 3/15/2013 .............................              448              513
 AT&T Wireless Services, Incorporated,
   8.125%, Due 5/1/2012 ........................................................              200              230
   8.75%, Due 3/1/2031 .........................................................              170              223
 Atlantic Richfield Company, 8.50%, Due 4/1/2012 ...............................              255              301
 BHP Finance (USA) Limited, 4.80%, Due 4/15/2013 ...............................              150              146
 Bunge Limited Finance Corporation, 7.80%, Due 10/15/2012 ......................              150              169
 Carnival Corporation, 3.75%, Due 11/15/2007 ...................................              380              371
 Cendant Corporation, 6.875%, Due 8/15/2006 ....................................              450              454
 Comcast Corporation,
   5.30%, Due 1/15/2014 ........................................................              220              213
   7.625%, Due 2/15/2008 .......................................................              230              240
 Consolidated Natural Gas Company, 6.875%, Due 10/15/2026 ......................              335              370
 DaimlerChrysler North America, 4.75%, Due 1/15/2008 ...........................              390              386
 Dell Computer Corporation, 6.55%, Due 4/15/2008 ...............................              400              412
 Deutsche Telekom AG, 8.50%, Due 6/15/2010 .....................................              150              166
 EOG Resources, Incorporated, 4.75%, Due 3/15/2014 ** ..........................              225              217
 Hewlett-Packard Company, 5.75%, Due 12/15/2006 ................................              325              327
 International Lease Finance Corporation, 6.375%, Due 3/15/2009 ................              250              259
 John Deere Capital Corporation,
   3.375%, Due 10/1/2007 .......................................................              350              341
   4.375%, Due 3/14/2008 .......................................................              170              168
   4.40%, Due 7/15/2009 ........................................................              130              127
 Kinder Morgan Finance Company, ULC, 5.70%, Due 1/5/2016 ** ....................              200              200
 Lockheed Martin Corporation, 7.20%, Due 5/1/2036 ..............................              400              477
 Marathon Oil Corporation, 5.375%, Due 6/1/2007 ................................              255              256
 Martin Marietta Material, Incorporated, 6.90%, Due 8/15/2007 ..................              300              307
 Motorola, Incorporated, 8.00%, Due 11/1/2011 ..................................              245              279
 Nissan Motor Company Limited, 4.625%, Due 3/8/2010 ** .........................              190              185
 Northrop Grumman Corporation, 4.079%, Due 11/16/2006 ..........................              450              447
 Pemex Project Funding Master Trust, 8.50%, Due 2/15/2008 ......................              195              207
 PHH Corporation, 6.00%, Due 3/1/2008 ..........................................              200              202
 Pulte Homes, Incorporated, 4.875%, Due 7/15/2009 ..............................              100               98
 Schering-Plough Corporation, 6.75%, Due 12/1/2033 .............................              200              223
 Sprint Capital Corporation,
   6.00%, Due 1/15/2007 ........................................................              200              202
   8.375%, Due 3/15/2012 .......................................................              150              173
 Time Warner, Incorporated, 6.75%, Due 4/15/2011 ...............................              200              210

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2006 (Unaudited)

                                                                                      PAR
                                                                                     AMOUNT           VALUE
                                                                                  ------------     ------------
                                                                                      (DOLLARS IN THOUSANDS)
 Union Oil Company of California, 7.90%, Due 4/18/2008 ......................     $        100     $        105
 Union Pacific Corporation, 6.50%, Due 4/15/2012 ............................              200              213
 Univision Communications, Incorporated, 3.875%, Due 10/15/2008 .............              390              374
 Verizon Wireless Capital, LLC, 5.375%, Due 12/15/2006 ......................              310              311
 Wal-Mart Stores, Incorporated, 7.55%, Due 2/15/2030 ........................              350              439
 WellPoint, Incorporated, 3.75%, Due 12/14/2007 .............................              235              229
 Weyerhaeuser Company, 5.95%, Due 11/1/2008 .................................              210              214
 Wyeth Corporation, 5.50%, Due 2/1/2014 .....................................              230              232
                                                                                                   ------------
                                                                                                         11,807
                                                                                                   ------------
TELEPHONE - 2.70%
 America Movil S.A. de C.V., 6.375%, Due 3/1/2035 ...........................              540              520
 AT&T Incorporated, 5.10%, Due 9/15/2014 ....................................              220              213
 AT&T Wireless Services, Incorporated, 7.35%, Due 3/1/2006 ..................              500              501
 France Telecom SA, 7.75%, Due 3/1/2011 .....................................              270              300
 Nextel Communications, Incorporated, 6.875%, Due 10/31/2013 ................              290              304
 Telecom Italia S.p.A., 4.00%, Due 11/15/2008 ...............................              220              213
 Telefonos de Mexico, S.A. de C.V., 5.50%, Due 1/27/2015 ....................              200              195
 Verizon Global Funding Corporation, 4.00%, Due 1/15/2008 ...................              250              245
                                                                                                   ------------
                                                                                                          2,491
                                                                                                   ------------
   TOTAL CORPORATE OBLIGATIONS ..............................................                            27,740
                                                                                                   ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.57%
 Banc of America Commercial Mortgage, Incorporated,
   2003-24.342%, Due 3/11/2041 ..............................................              265              258
   2005-65.001%, Due 9/10/2047 ..............................................              396              396
 Bear Stearns Commercial Mortgage Securities, Incorporated,
   2004-PWR54.831%, Due 7/11/2042 ...........................................              535              521
   20055.127%, Due 10/12/2042 ...............................................              430              429
 Citigroup Commercial Mortgage Trust, , 2004-C24.38%, Due 10/15/2041 ........              470              451
 General Electric Capital Commercial Mortgage Corporation, , 2003-C24.17%,
   Due 7/10/2037 ............................................................              312              304
 JP Morgan Chase Commercial Mortgage Securities Corp,
   2004-CBX, 4.529%, Due 11/12/2039 .........................................              255              247
   4.655%, Due 8/15/2042 ....................................................              189              187
 JP Morgan Chase Commercial Mortgage Securities Corporation, 4.625%,
   Due 3/15/2046 ............................................................              505              496
                                                                                                   ------------
   TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES ..............................                             3,289
                                                                                                   ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.36%
 Banc of America Mortgage Securities, 5.25%, Due 10/25/2019 .................            1,265            1,243
 Bear Stearns Adjustable Rate Mortgage Trust, , 2005-114.758%,
   Due 12/25/2035 + .........................................................              396              391
 Chase Mortgage Financial Trust, , 2004-S15.50%, Due 2/25/2019 ..............              338              336
 Countrywide Alternative Loan Trust, Incorporated, , 2005-53T26.00%,
   Due 11/25/2035 ...........................................................            1,443            1,443
 Countrywide Home Loan, Incorporated,
   2005-HYB8, 5.414%, Due 12/20/2035 ........................................              470              470
   2004-18, 6.00%, Due 10/25/2034 ...........................................              418              419
 Prime Mortgage Trust, 2005-2, 5.25%, Due 7/25/2020 .........................              532              528
 Residential Asset Mortgage Products, Incorporated, 2004-RS12, 3.767%,
   Due 2/25/2027 ............................................................              110              109
                                                                                                   ------------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS .............................                             4,939
                                                                                                   ------------
ASSET-BACKED SECURITIES - 2.04%
 CarMax Auto Owner Trust, 2005-3, 4.91%, Due 1/18/2011 ......................              500              499
 Household Automotive Trust, 2004-1, 3.30%, Due 5/18/2009 ...................              649              643
 TXU Electric Delivery Transition, LLC, 2004-1, 4.81%, Due 11/15/2012 .......              243              240

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2006 (Unaudited)

                                                                                      PAR
                                                                                     AMOUNT           VALUE
                                                                                  ------------     ------------
                                                                                      (DOLLARS IN THOUSANDS)
 Volkswagen Auto Loan Enhanced Trust, 2005-1, 4.86%, Due 4/20/2012 ..........     $        500     $        499
                                                                                                   ------------
   TOTAL ASSET-BACKED SECURITIES ............................................                             1,881
                                                                                                   ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 34.07%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.19%
   Pool # A12149, 6.00%, Due 8/1/2033 .......................................              567              573
   Pool # A30948, 5.50%, Due 1/1/2035 .......................................            1,118            1,107
   Pool # A45500, 5.50%, Due 6/1/2035 .......................................            1,064            1,053
   Pool # B12563, 5.00%, Due 2/1/2019 .......................................              541              535
   Pool # C00647, 6.50%, Due 9/1/2028 .......................................              124              128
   Pool # C01598, 5.00%, Due 8/1/2033 .......................................              937              908
   Pool # E01602, 4.50%, Due 3/1/2019 .......................................              794              773
   Pool # E96536, 5.00%, Due 3/1/2018 .......................................              662              655
   Pool # G00738, 8.00%, Due 7/1/2027 .......................................              159              171
   Pool # G01457, 6.00%, Due 8/1/2029 .......................................              420              426
   Pool # G01533, 6.00%, Due 3/1/2033 .......................................              473              478
   Pool # G01824, 6.50%, Due 4/1/2035 .......................................               75               76
   Pool # G08006, 6.00%, Due 8/1/2034 .......................................              702              710
   Pool # G08072, 5.00%, Due 8/1/2035 .......................................              590              570
   Pool # G11295, 5.50%, Due 9/1/2017 .......................................              312              314
                                                                                                   ------------
                                                                                                          8,477
                                                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.42%
   Pool # 100293, 9.50%, Due 8/1/2029 .......................................              149              164
   Pool # 254545, 5.00%, Due 12/1/2017 ......................................            1,321            1,308
   Pool # 254865, 4.50%, Due 9/1/2018 .......................................              854              831
   Pool # 255364, 6.00%, Due 9/1/2034 .......................................            1,853            1,872
   Pool # 323309, 6.00%, Due 9/1/2013 .......................................              164              167
   Pool # 323789, 6.00%, Due 6/1/2014 .......................................              180              184
   Pool # 488099, 5.50%, Due 2/1/2014 .......................................              417              421
   Pool # 545449, 6.50%, Due 2/1/2017 .......................................              440              452
   Pool # 545823, 5.50%, Due 8/1/2017 .......................................              537              541
   Pool # 555531, 5.50%, Due 6/1/2033 .......................................              727              721
   Pool # 555880, 5.50%, Due 11/1/2033 ......................................            1,283            1,272
   Pool # 725238, 5.00%, Due 3/1/2034 .......................................            1,193            1,157
   Pool # 725866, 4.50%, Due 9/1/2034 .......................................              629              591
   Pool # 727223, 5.50%, Due 9/1/2033 .......................................              549              545
   Pool # 735224, 5.50%, Due 2/1/2035 .......................................            1,582            1,568
   Pool # 747844, 5.50%, Due 12/1/2018 ......................................              203              204
   Pool # 749219, 5.50%, Due 10/1/2033 ......................................              107              106
   Pool # 758322, 5.50%, Due 12/1/2033 ......................................              685              679
   Pool # 761337, 5.00%, Due 4/1/2019 .......................................              398              393
   Pool # 765304, 5.50%, Due 3/1/2034 .......................................              246              244
   Pool # 781822, 6.00%, Due 12/1/2034 ......................................              935              945
   Pool # 793600, 4.988%, Due 9/1/2034 ......................................              461              462
   Pool # 811499, 5.00%, Due 9/1/2020 .......................................              392              387
   Pool # 828377, 5.50%, Due 6/1/2035 .......................................              529              523
   Pool # 830989, 6.00%, Due 8/1/2035 .......................................              977              987
   Pool # 837219, 4.00%, Due 8/1/2020 .......................................              581              553
   Pool # 844666, 6.50%, Due 12/1/2035 ......................................              943              967
   Pool # 844736, 6.50%, Due 12/1/2035 ......................................              565              580
                                                                                                   ------------
                                                                                                         18,824
                                                                                                   ------------

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2006 (Unaudited)

                                                                                      PAR
                                                                                     AMOUNT           VALUE
                                                                                  ------------     ------------
                                                                                      (DOLLARS IN THOUSANDS)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.46%
   Pool # 003515, 5.50%, Due 2/20/2034 ......................................     $        836     $        837
   Pool # 780400, 7.00%, Due 12/15/2025 .....................................              478              503
   Pool # 780615, 6.50%, Due 8/15/2027 ......................................              370              388
   Pool # 780747, 6.50%, Due 3/15/2028 ......................................              511              536
   Pool # 781273, 6.00%, Due 4/15/2031 ......................................              507              521
   Pool # 781564, 6.00%, Due 2/15/2033 ......................................              518              532
   Pool # 781603, 5.00%, Due 5/15/2033 ......................................              391              385
   Pool # 781690, 6.00%, Due 12/15/2033 .....................................              398              408
                                                                                                   ------------
                                                                                                          4,110
                                                                                                   ------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ............................                            31,411
                                                                                                   ------------
U.S. AGENCY OBLIGATIONS - 5.68%
FEDERAL HOME LOAN BANK - 0.89%
   4.40%, Due 7/28/2008 .....................................................              830              822
                                                                                                   ------------
                                                                                                            822
                                                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.12%
   4.25%, Due 7/15/2009 .....................................................            2,000            1,964
   5.625%, Due 3/15/2011 ....................................................              500              518
   5.875%, Due 3/21/2011 ss. ................................................              380              395
                                                                                                   ------------
                                                                                                          2,877
                                                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.67%
   4.50%, Due 8/4/2008 ......................................................            1,000              992
   5.125%, Due 1/2/2014 ss. .................................................              545              544
                                                                                                   ------------
                                                                                                          1,536
                                                                                                   ------------
   TOTAL U.S. AGENCY OBLIGATIONS ............................................                             5,235
                                                                                                   ------------
U.S. TREASURY OBLIGATIONS - 16.37%
U.S. TREASURY BONDS - 8.01%
   5.375%, Due 2/15/2031 ss. ................................................            1,775            1,954
   6.25%, Due 5/15/2030 ss. .................................................            1,190            1,451
   6.875%, Due 8/15/2025 ss. ................................................              370              470
   7.50%, Due 11/15/2016 ss. ................................................              655              813
   7.875%, Due 2/15/2021 ....................................................              750            1,002
   9.125%, Due 5/15/2018 ss. ................................................            1,200            1,695
                                                                                                   ------------
                                                                                                          7,385
                                                                                                   ------------
U.S. TREASURY NOTES - 8.36%
   3.375%, Due 9/15/2009 ....................................................              205              197
   3.875%, Due 5/15/2010 ss. ................................................            1,000              976
   4.125%, Due 5/15/2015 ss. ................................................            1,440            1,395
   4.25%, Due 10/15/2010 ss. ................................................              845              836
   4.50%, Due 11/15/2015 ....................................................              230              229
   4.75%, Due 5/15/2014 ss. .................................................            2,200            2,231
   5.00%, Due 2/15/2011 - 8/15/2011 ss. .....................................            1,800            1,842
                                                                                                   ------------
                                                                                                          7,706
                                                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS ..........................................                            15,091
                                                                                                   ------------

                                                                                     SHARES
                                                                                  ------------

SHORT TERM INVESTMENTS - 18.68%
 American Beacon Enhanced Cash Trust # * ....................................       11,391,319           11,391

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2006 (Unaudited)

                                                                                     SHARES           VALUE
                                                                                  ------------     ------------
                                                                                      (DOLLARS IN THOUSANDS)
 American Beacon Money Market Select Fund # * ...............................     $  5,832,878     $      5,833
                                                                                                   ------------
   TOTAL SHORT TERM INVESTMENTS .............................................                            17,224
                                                                                                   ------------
TOTAL INVESTMENTS - 115.86% (COST $108,197) .................................                      $    106,810
LIABILITIES, NET OF OTHER ASSETS - (15.86%) .................................                           (14,618)
                                                                                                   ------------
TOTAL NET ASSETS - 100.00% ..................................................                      $     92,192
                                                                                                   ============

Percentages are stated as a percent of net assets.

#        The Fund/Trust is affiliated by having the same investment advisor.

* All or a portion of this security is purchased with cash collateral for securities loaned.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,748 or 1.90% of net assets.

ss.      All or a portion of this security is on loan at January 31, 2006.

+ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

At January 31, 2006 the aggregate cost of investments for federal income tax purposes is $ 108,202 and the net unrealized depreciation of investments based on that cost is $ 1,392 which is comprised of $ 222 aggregate gross unrealized appreciation and $ 1,614 aggregate gross unrealized depreciation.

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

                                                                                      PAR
                                                                                     AMOUNT           VALUE
                                                                                  ------------     ------------
                                                                                      (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 64.71%
BANKS - 1.57%
 Capital One Bank,
   6.70%, Due 5/15/2008 .....................................................     $      1,100     $      1,134
   6.875%, Due 2/1/2006 .....................................................              200              200
                                                                                                   ------------
                                                                                                          1,334
                                                                                                   ------------
FINANCE - 37.16%
 Bank One Corporation, 6.00%, Due 8/1/2008 ..................................            2,000            2,045
 The Bear Stearns Companies, Incorporated, 2.875%, Due 7/2/2008 .............            2,000            1,903
 Comerica Bank, 6.00%, Due 10/1/2008 ........................................            2,200            2,245
 Countrywide Home Loans, Incorporated, 3.25%, Due 5/21/2008 .................            2,000            1,917
 Credit Suisse First Boston USA, Incorporated, 5.875%, Due 8/1/2006 .........            2,000            2,010
 FleetBoston Financial Corporation, 3.85%, Due 2/15/2008 ....................            2,500            2,447
 General Electric Capital Corporation, 4.125%, Due 3/4/2008 ss. .............            3,000            2,950
 Household Finance Corporation, 5.75%, Due 1/30/2007 ........................            2,250            2,265
 John Hancock Global Funding, 5.625%, Due 6/27/2006 ** ......................            1,000            1,003
 MetLife Global Funding I, 3.375%, Due 10/5/2007 ** .........................            3,000            2,918
 Monumental Global Funding, 5.20%, Due 1/30/2007 ** .........................            1,200            1,199
 Morgan Stanley & Company, Incorporated, 6.10%, Due 4/15/2006 ...............            1,000            1,002
 Prudential Insurance Company of America, 6.375%, Due 7/23/2006 ** ..........            3,000            3,020
 Simon Property Group LP, 6.375%, Due 11/15/2007 ............................            2,000            2,040
 Wachovia Corporation, 6.40%, Due 4/1/2008 ..................................            2,500            2,576
                                                                                                   ------------
                                                                                                         31,540
                                                                                                   ------------
INDUSTRIALS - 24.33%
 American Honda Finance Corporation, 2.875%, Due 4/3/2006 ** ................            1,150            1,146
 Boeing Capital Corporation, 5.65%, Due 5/15/2006 ss. .......................              626              628
 Bunge Limited, 4.375%, Due 12/15/2008 ......................................            1,000              980
 Caterpillar Financial Services,
   2.35%, Due 9/15/2006 .....................................................            1,500            1,477
   4.15%, Due 1/15/2010 .....................................................            1,000              965
 Cendant Corporation, 6.875%, Due 8/15/2006 .................................            2,140            2,158
 Comcast Cable Communications, 6.20%, Due 11/15/2008 ........................            2,000            2,048
 DaimlerChrysler North America, 4.75%, Due 1/15/2008 ........................            1,500            1,484
 International Lease Finance Corporation, 2.95%, Due 5/23/2006 ss. ..........            2,000            1,989
 John Deere Capital Corporation, 3.375%, Due 10/1/2007 ......................            2,000            1,948
 Northrop Grumman Corporation, 7.00%, Due 3/1/2006 ..........................            2,000            2,003
 Sprint Capital Corporation, 6.00%, Due 1/15/2007 ...........................            1,800            1,815
 Verizon Wireless Capital, LLC, 5.375%, Due 12/15/2006 ......................            2,000            2,006
                                                                                                   ------------
                                                                                                         20,647
                                                                                                   ------------
TELEPHONE - 1.65%
 AT&T Wireless Services, Incorporated, 7.35%, Due 3/1/2006 ..................            1,400            1,403
                                                                                                   ------------
                                                                                                          1,403
                                                                                                   ------------
   TOTAL CORPORATE OBLIGATIONS ..............................................                            54,924
                                                                                                   ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.93%
 Banc of America Commercial Mortgage, Incorporated, 2005-6, 5.00%,
   Due 9/10/2047 ............................................................              793              792
                                                                                                   ------------
   TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES ..............................                               792
                                                                                                   ------------
ASSET-BACKED SECURITIES - 23.54%
 Banc of America Securities Auto Trust, 2005-WF1, 4.08%, Due 4/18/2010 ......            3,000            2,944
 Chase Manhattan Auto Owner Trust, 2004-A, 2.83%, Due 9/15/2010 ss. .........            2,000            1,938
 Citibank Credit Card Issuance Trust, 2004-A4, 3.20%, Due 8/24/2009 .........            3,000            2,922

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2006 (Unaudited)

                                                                                      PAR
                                                                                     AMOUNT           VALUE
                                                                                  ------------     ------------
                                                                                      (DOLLARS IN THOUSANDS)
 DaimlerChrysler Auto Trust, 2004-C, 3.28%, Due 12/8/2009 ...................     $      3,000     $      2,913
 Household Automotive Trust, 2004-1, 3.30%, Due 5/18/2009 ...................            1,483            1,469
 HSBC Automotive Trust, 2005-1, 4.35%, Due 6/18/2012 ........................            2,000            1,964
 Nissan Auto Receivables Owner Trust, 2004-A, 2.01%, Due 11/15/2007 .........              656              650
 USAA Auto Owner Trust, 2004-1, 2.06%, Due 4/15/2008 ........................            1,164            1,151
 Volkswagen Auto Loan Enhanced Trust, 2005-1, 4.86%, Due 4/20/2012 ..........            1,500            1,496
 Wells Fargo Financial Auto Owner Trust, 2004-A, 2.67%, Due 8/16/2010 .......            2,600            2,535
                                                                                                   ------------
   TOTAL ASSET-BACKED SECURITIES ............................................                            19,982
                                                                                                   ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.32%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.19%
   Pool # E00228, 6.50%, Due 7/1/2008 .......................................              157              159
                                                                                                   ------------
                                                                                                            159
                                                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.38%
   Pool # 050952, 6.50%, Due 12/1/2008 ......................................              194              198
   Pool # 252448, 5.50%, Due 4/1/2009 .......................................              178              180
   Pool # 313430, 6.50%, Due 3/1/2012 .......................................              227              233
   Pool # 313522, 7.00%, Due 5/1/2012 .......................................              426              440
   Pool # 323223, 6.50%, Due 7/1/2013 .......................................              181              186
   Pool # 323980, 6.00%, Due 4/1/2014 .......................................              415              424
   Pool # 545038, 6.00%, Due 9/1/2014 .......................................              354              362
                                                                                                   ------------
                                                                                                          2,023
                                                                                                   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.75%
   Pool # 351992, 6.00%, Due 12/15/2008 .....................................              449              456
   Pool # 780286, 7.00%, Due 6/15/2008 ......................................              175              178
                                                                                                   ------------
                                                                                                            634
                                                                                                   ------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ............................                             2,816
                                                                                                   ------------
U.S. TREASURY OBLIGATIONS - 2.33%
U.S. TREASURY NOTES - 2.33%
   3.375%, Due 2/28/2007 ss. ................................................            2,000            1,975
                                                                                                   ------------
                                                                                                          1,975
                                                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS ..........................................                             1,975
                                                                                                   ------------

                                                                                     SHARES
                                                                                  ------------

SHORT TERM INVESTMENTS - 14.62%
 American Beacon Enhanced Cash Trust # * ....................................        6,371,382            6,371
 American Beacon Money Market Select Fund # * ...............................        6,037,845            6,038
                                                                                                   ------------
   TOTAL SHORT TERM INVESTMENTS .............................................                            12,409
                                                                                                   ------------
TOTAL INVESTMENTS - 109.45% (COST $96,083) ..................................                      $     92,898
LIABILITIES, NET OF OTHER ASSETS - (9.45)% ..................................                            (8,022)
                                                                                                   ------------
TOTAL NET ASSETS - 100.00% ..................................................                      $     84,876
                                                                                                   ============

Percentages are stated as a percent of net assets.

#        The Fund/Trust is affiliated by having the same investment advisor.

* All or a portion of this security is purchased with cash collateral for securities loaned.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,286 or 10.94% of net assets.

ss.      All or a portion of this security is on loan at January 31, 2006.

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2006 (Unaudited)

At January 31, 2006 the aggregate cost of investments for federal income tax purposes is $ 96,084 and the net unrealized depreciation of investments based on that cost is $ 3,186 which is comprised of $ 3 aggregate gross unrealized appreciation and $ 3,189 aggregate gross unrealized depreciation.

                             See accompanying notes

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

         Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

         Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

         Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

         Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the "Board"). In the light of the judgement involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

   Currency Translation

         All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

   Securities Lending

         The funds may lend securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the "Agent") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

         Risks to the Portfolio in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: March 31, 2006
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: March 31, 2006
      ------------------


By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: March 31, 2006
      ------------------